UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1. Reports to Stockholders

Delaware Foundation Funds®
Delaware Foundation® Growth Allocation Fund
Delaware Foundation Moderate Allocation Fund
Delaware Foundation Conservative Allocation Fund
Annual report
March 31, 2016
Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of March 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Foundation Funds®	April 12, 2016
(Unaudited)

Performance preview (for the year ended March 31, 2016)

Delaware Foundation® Growth Allocation Fund (Class A shares)	1-year return	– 4.47%

S&P 500® Index (benchmark)	1-year return	+1.78%

Lipper Mixed-Asset Target Allocation Growth Funds Average	1-year return	– 3.09%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Growth Allocation Fund, please see the table on page 3.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Growth Funds Average compares funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 5 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Foundation Moderate Allocation Fund (Class A shares)	1-year return	– 3.32%

S&P 500 Index (benchmark)	1-year return	+1.78%

Barclays U.S. Aggregate Index (benchmark)	1-year return	+1.96%

Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	– 2.71%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Moderate Allocation Fund, please see the table on page 6.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 8 for a description of the indices.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Foundation Conservative Allocation Fund (Class A shares)	1-year return	– 2.69%

Barclays U.S. Aggregate Index (benchmark)	1-year return	+1.96%

Lipper Mixed-Asset Target Allocation Conservative Funds Average	1-year return	– 1.73%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Conservative Allocation Fund, please see the table on page 9.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Conservative Funds Average compares funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 11 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Jackson Square Partners, LLC (JSP) is the sub-advisor to the Funds’ U.S. large-cap growth sleeve. As sub-advisor, JSP is responsible for day-to-day management of its portion of the Funds’ assets. Although JSP serves as sub-advisor, the investment manager, Delaware Management Company, a series of Delaware Management Business Trust, has ultimate responsibility for all investment advisory services.

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Portfolio management review

Delaware Foundation Funds®

Overview

All three Delaware Foundation Funds posted negative returns for the one-year period ended March 31, 2016. Delaware Foundation® Conservative Allocation Fund produced the least negative return, followed by Delaware Foundation Moderate Allocation Fund, with Delaware Foundation Growth Allocation Fund delivering the lowest return over the period.

Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund delivered lower returns than the S&P 500 Index, which we did not find surprising because non-U.S. equities lagged U.S. equities for the 12-month period. Delaware Foundation Conservative Allocation Fund delivered returns that were below that of the Barclays U.S. Aggregate Index.

All three Delaware Foundation Funds tend to hold a higher weight in non-U.S. securities than most other asset allocation funds; thus, when U.S. markets are delivering higher total returns than non-U.S. markets, and when the U.S. dollar is appreciating relative to other currencies, these funds will tend to struggle. During the fiscal year ended March 31, 2016, all three Delaware Foundation Funds delivered returns that were below the average returns of their respective Lipper peer groups, as shown on page 1.

Economic backdrop

In the period from April 2015 to March 2016, the prices of risky assets around the world generally declined, though U.S. large-cap growth equities and both U.S. and non-U.S. investment grade fixed income securities eked out modest gains. In most developed countries, governments and central banks remained willing to provide at least tepid support for economic recovery, typically using a blend of fiscal and monetary measures. Over the course of the Funds’ fiscal year, investors apparently became less apprehensive about the near-term outlook for a number of major countries in Europe.

The currency markets experienced considerable fluctuations during the 12-month period. The trade-weighted U.S. dollar depreciated by 3.8% over the period, and the trade-weighted British pound declined by 5.2%; for both these currencies, the falls came mainly in the first quarter of 2016. Conversely, the trade-weighted euro appreciated by 5.3%, and the trade-weighted Japanese yen rose by 5.0% during the year ended March 31, 2016. (Source: Bloomberg.) In general, a stronger currency means that imports look cheaper for U.S. consumers, but tends to impair the competitiveness of U.S. exporters. The increase in the value of the euro and the yen may worsen the competitive position of exporters in Japan and the euro zone, relative to their counterparts in the United States and the United Kingdom.

The price of many commodities rose during the first three months of the Funds’ fiscal year (April–June 2015), but then mostly fell from that point through March 31, 2016. Over the 12 months ended March 31, 2016, the spot price of West Texas Intermediate crude oil dropped 15.0%, and the relatively energy-intensive S&P GSCI® index dropped 18.5%. The Thomson Reuters/CoreCommodity CRB Index, which has a lower weight in energy-linked commodities, fell by 19.5% during the period, while the spot price of gold rose by 4.1%. (Source: Bloomberg.)

Portfolio positioning

The Funds’ strategic policy weights reflect a commitment to seeking diversification in terms of both geographies and asset classes. At the beginning of April 2015, all three Funds were positioned defensively relative to their strategic policy weights. In particular, the Asset Allocation Committee chose to keep the Funds at slightly below their strategic policy weights in developed-market equities. Conversely, the Funds held small tactical positions in U.S. real estate equities, which were viewed as offering an attractive balance between risk and reward given the uncertain outlook.

In broad terms, these active positions were maintained throughout the 12 months ended March 31, 2016. However, the Asset Allocation Committee chose to slightly reduce the overweight in U.S. large-cap equities, and to maintain the underweight in developed-market equities. The Funds continued to hold a small tactical position in U.S. real estate equities.

As part of the oversight process for the Funds, the Asset Allocation Committee periodically analyzes the sources of the Funds’ active performance. Over the 12 months ended March 31, 2016, the active positioning of the Funds with respect to the strategic policy weights of different asset classes contributed positively to the active performance of all three Funds, relative to their hypothetical returns at the strategic policy weights.

The Asset Allocation Committee also periodically examines the contribution of derivatives to the Funds’ performance. Based on the available information, the combination of futures, options, swaps, and currency positions in the Funds had only a limited impact on performance during the 12 months ended March 31, 2016. The estimated impact from these instruments amounted to 0.33% for Delaware Foundation Growth Allocation Fund, 0.40% for Delaware Foundation Moderate Allocation Fund, and 0.20% for Delaware Foundation Conservative Allocation Fund.

About Delaware Foundation Funds

As the Funds’ fiscal year came to a close, we continued seeking to deliver the benefits of diversification while aiming to actively manage risk. With these two precepts in mind, each Delaware Foundation Fund seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. The Funds are based on the assumption that investors should keep a global perspective when evaluating potential investment opportunities. We therefore continue to manage each Fund so that it includes investment possibilities around the globe.

2

Performance summaries

Delaware Foundation® Growth Allocation Fund	March 31, 2016
(Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2016
	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	– 4.47%	+4.99%	+4.27%
Including sales charge	– 9.97%	+3.75%	+3.65%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	– 5.22%	+4.20%	+3.48%
Including sales charge	– 6.09%	+4.20%	+3.48%

Class R (Est. June 2, 2003)
Excluding sales charge	– 4.74%	+4.72%	+4.00%
Including sales charge	– 4.74%	+4.72%	+4.00%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	– 4.19%	+5.26%	+4.53%
Including sales charge	– 4.19%	+5.26%	+4.53%

S&P 500 Index	+1.78%	+11.58%	+7.01%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 4. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

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Performance summaries

Delaware Foundation® Growth Allocation Fund

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2015 through March 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class

Total annual operating expenses (without fee waivers)	1.49%	2.24%	1.74%	1.24%
Net expenses (including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 29, 2015, through July 29, 2016.

Performance of a $10,000 investment1

Average annual total returns from March 31, 2006, through March 31, 2016

Starting value (March 31, 2006)		Ending value (March 31, 2016)

S&P 500 Index	$10,000	$19,686

Delaware Foundation® Growth Allocation Fund — Class A shares	$9,425	$14,318

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on March 31, 2006, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 4. Please note additional details on pages 3 through 5.

The graph also assumes $10,000 invested in the S&P 500 Index as of March 31, 2006. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFGAX	245918883
Class C	DFGCX	245918867
Class R	DFGRX	245918826
Institutional Class	DFGIX	245918859

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Performance summaries

Delaware Foundation® Moderate Allocation Fund	March 31, 2016
(Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

	Average annual total returns through March 31, 2016
	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	–3.32%	+4.71%	+4.84%
Including sales charge	–8.88%	+3.47%	+4.22%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	–4.06%	+3.91%	+4.04%
Including sales charge	–4.96%	+3.91%	+4.04%

Class R (Est. June 2, 2003)
Excluding sales charge	–3.59%	+4.42%	+4.55%
Including sales charge	–3.59%	+4.42%	+4.55%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	–3.17%	+4.94%	+5.09%
Including sales charge	–3.17%	+4.94%	+5.09%

S&P 500 Index	+1.78%	+11.58%	+7.01%

Barclays U.S. Aggregate Index	+1.96%	+3.78%	+4.89%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2015 through March 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class

Total annual operating expenses (without fee waivers)	1.17%	1.93%	1.43%	0.93%
Net expenses (including fee waivers, if any)	1.14%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 29, 2015 through July 29, 2016.

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Performance summaries

Delaware Foundation® Moderate Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from March 31, 2006, through March 31, 2016

Starting value (March 31, 2006)		Ending value (March 31, 2016)

S&P 500 Index	$10,000	$19,686

Barclays U.S. Aggregate Index	$10,000	$16,127

Delaware Foundation® Moderate Allocation Fund — Class A shares	$9,425	$15,114

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on March 31, 2006, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 8.

The graph also assumes $10,000 invested in the Barclays U.S. Aggregate Index and the S&P 500 Index as of March 31, 2006.

The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

Performance summaries

Delaware Foundation® Conservative Allocation Fund	March 31, 2016
(Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

	Average annual total returns through March 31, 2016
	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	–2.69%	+4.18%	+5.08%
Including sales charge	–8.29%	+2.96%	+4.46%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	–3.32%	+3.41%	+4.30%
Including sales charge	–4.23%	+3.41%	+4.30%

Class R (Est. June 2, 2003)
Excluding sales charge	–2.84%	+3.92%	+4.82%
Including sales charge	–2.84%	+3.92%	+4.82%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	–2.44%	+4.43%	+5.34%
Including sales charge	–2.44%	+4.43%	+5.34%

Barclays U.S. Aggregate Index	+1.96%	+3.78%	+4.89%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

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Performance summaries

Delaware Foundation® Conservative Allocation Fund

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2015 through March 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class

Total annual operating expenses (without fee waivers)	1.37%	2.12%	1.62%	1.12%
Net expenses (including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 29, 2015 through July 29, 2016.

Performance of a $10,000 investment1

Average annual total returns from March 31, 2006, through March 31, 2016

Starting value (March 31, 2006)		Ending value (March 31, 2016)

Barclays U.S. Aggregate Index	$10,000	$16,127

Delaware Foundation® Conservative Allocation Fund — Class A shares	$9,425	$15,468

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on March 31, 2006, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 11.

The graph also assumes $10,000 invested in the Barclays U.S. Aggregate Index as of March 31, 2006. The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

(continues)                                                     11

Disclosure of Fund expenses

For the six-month period from October 1, 2015 to March 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2015 to March 31, 2016.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio	Expenses Paid During Period 10/1/15 to 3/31/16*

Actual Fund return†
Class A	$1,000.00	$1,034.60	1.15%	$5.85
Class C	1,000.00	1,029.50	1.90%	9.64
Class R	1,000.00	1,032.90	1.40%	7.12
Institutional Class	1,000.00	1,035.40	0.90%	4.58

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class C	1,000.00	1,015.50	1.90%	9.57
Class R	1,000.00	1,018.00	1.40%	7.06
Institutional Class	1,000.00	1,020.50	0.90%	4.55

Delaware Foundation Moderate Allocation Fund Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio	Expenses Paid During Period 10/1/15 to 3/31/16*

Actual Fund return†
Class A	$1,000.00	$1,027.80	1.15%	$5.83
Class C	1,000.00	1,023.80	1.91%	9.66
Class R	1,000.00	1,027.40	1.41%	7.15
Institutional Class	1,000.00	1,028.90	0.91%	4.62

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class C	1,000.00	1,015.45	1.91%	9.62
Class R	1,000.00	1,017.95	1.41%	7.11
Institutional Class	1,000.00	1,020.45	0.91%	4.60

Delaware Foundation® Conservative Allocation Fund Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio	Expenses Paid During Period 10/1/15 to 3/31/16*

Actual Fund return†
Class A	$1,000.00	$1,020.90	1.15%	$5.81
Class C	1,000.00	1,017.00	1.90%	9.58
Class R	1,000.00	1,019.60	1.40%	7.07
Institutional Class	1,000.00	1,022.10	0.90%	4.55

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class C	1,000.00	1,015.50	1.90%	9.57
Class R	1,000.00	1,018.00	1.40%	7.06
Institutional Class	1,000.00	1,020.50	0.90%	4.55

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of March 31, 2016 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	76.15%

U.S. Markets	42.95%
Consumer Discretionary	4.23%
Consumer Staples	2.97%
Energy	2.29%
Financials	8.68%
Healthcare	7.19%
Industrials	4.04%
Information Technology	10.69%
Materials	1.14%
Telecommunication Services	1.09%
Utilities	0.63%

Developed Markets	23.79%
Consumer Discretionary	3.98%
Consumer Staples	3.45%
Energy	0.60%
Financials	3.33%
Healthcare	3.91%
Industrials	4.24%
Information Technology	1.53%
Materials	1.32%
Telecommunication Services	1.14%
Utilities	0.29%

Emerging Markets	9.41%
Consumer Discretionary	0.52%
Consumer Staples	1.33%
Energy	1.40%
Financials	1.54%
Industrials	0.20%
Information Technology	2.30%
Materials	0.65%
Telecommunication Services	1.47%
Utilities	0.00%

Convertible Preferred Stock	0.06%

Exchange-Traded Funds	0.19%

Agency Collateralized Mortgage Obligations	0.56%

Agency Mortgage-Backed Securities	6.31%

Commercial Mortgage-Backed Securities	1.27%

Convertible Bonds	0.29%

Security type / sector	Percentage of net assets

Corporate Bonds	7.21%
Banking	0.96%
Basic Industry	0.37%
Capital Goods	0.13%
Consumer Cyclical	0.49%
Consumer Non-Cyclical	0.90%
Energy	0.34%
Financials	0.32%
Insurance	0.48%
Media	0.43%
Real Estate	0.17%
Services	0.11%
Technology	0.23%
Telecommunications	0.68%
Transportation	0.24%
Utilities	1.36%

Municipal Bonds	0.23%

Non-Agency Asset-Backed Securities	0.68%

Non-Agency Collateralized Mortgage Obligations	0.07%

Regional Bonds	0.05%

Senior Secured Loans	1.09%

Sovereign Bonds	0.42%

Supranational Banks	0.18%

U.S. Treasury Obligations	3.03%

Preferred Stock	0.10%

Short-Term Investments	5.38%

Total Value of Securities	103.27%

Liabilities Net of Receivables and Other Assets	(3.27%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Teva Pharmaceutical Industries ADR	0.83%
QUALCOMM	0.76%
Alphabet Class A	0.76%
Microsoft	0.75%
Celgene	0.74%
Allergan	0.74%
Facebook Class A	0.71%
Visa Class A	0.69%
Samsung Electronics	0.65%
Novartis	0.61%

*Country / market	Percentage of net assets

Developed Markets	24.48%
Australia	0.99%
Austria	0.07%
Belgium	0.21%
Bermuda	0.01%
Canada	1.03%
Cayman Islands	0.05%
Denmark	0.96%
Finland	0.06%
France	3.28%
Germany	2.03%
Hong Kong	0.96%
Ireland	0.08%
Israel	1.05%
Italy	0.33%
Japan	5.55%
Luxembourg	0.03%

*Country / market	Percentage of net assets

Netherlands	1.14%
Norway	0.04%
Portugal	0.08%
Singapore	0.14%
Spain	0.24%
Sweden	0.93%
Switzerland	1.84%
United Kingdom	3.38%

Emerging Markets	9.82%
Argentina	0.09%
Brazil	1.12%
Chile	0.13%
China	1.91%
Colombia	0.02%
Hungary	0.02%
India	1.06%
Indonesia	0.03%
Malaysia	0.04%
Mexico	0.83%
Peru	0.03%
Poland	0.23%
Republic of Korea	2.22%
Russia	0.43%
South Africa	0.37%
Taiwan	0.72%
Thailand	0.28%
Turkey	0.27%
Uruguay	0.02%

Supranational	0.18%

U.S. Markets	63.41%

Total	97.89%

*Allocation includes all investments except for short-term investments.

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Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

As of March 31, 2016 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	56.63%

U.S. Markets	31.88%
Consumer Discretionary	3.13%
Consumer Staples	2.21%
Energy	1.70%
Financials	6.47%
Healthcare	5.29%
Industrials	3.00%
Information Technology	7.92%
Materials	0.85%
Telecommunication Services	0.84%
Utilities	0.47%

Developed Markets	17.69%
Consumer Discretionary	2.95%
Consumer Staples	2.57%
Energy	0.44%
Financials	2.48%
Healthcare	2.90%
Industrials	3.14%
Information Technology	1.14%
Materials	0.99%
Telecommunication Services	0.86%
Utilities	0.22%

Emerging Markets	7.06%
Consumer Discretionary	0.39%
Consumer Staples	0.98%
Energy	1.05%
Financials	1.13%
Industrials	0.15%
Information Technology	1.79%
Materials	0.48%
Telecommunication Services	1.09%

Convertible Preferred Stock	0.13%

Exchange-Traded Funds	0.13%

Agency Asset-Backed Securities	0.02%

Agency Collateralized Mortgage Obligations	0.85%

Agency Mortgage-Backed Securities	11.11%

Collateralized Debt Obligations	0.65%

Security type / sector	Percentage of net assets

Commercial Mortgage-Backed Securities	2.57%

Convertible Bonds	0.73%

Corporate Bonds	15.16%
Banking	2.57%
Basic Industry	0.95%
Capital Goods	0.18%
Consumer Cyclical	0.96%
Consumer Non-Cyclical	1.52%
Energy	0.79%
Financials	0.67%
Insurance	0.76%
Media	0.96%
Real Estate	0.42%
Services	0.25%
Technology	0.51%
Telecommunications	1.60%
Transportation	0.41%
Utilities	2.61%

Municipal Bonds	0.47%

Non-Agency Asset-Backed Securities	1.72%

Non-Agency Collateralized Mortgage Obligations	0.69%

Regional Bonds	0.10%

Senior Secured Loans	1.94%

Sovereign Bonds	0.86%

Supranational Banks	0.30%

U.S. Treasury Obligations	2.71%

Preferred Stock	0.43%

Short-Term Investments	8.03%

Total Value of Securities	105.23%

Liabilities Net of Receivables and Other Assets	(5.23%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Teva Pharmaceutical Industries ADR	0.60%
QUALCOMM	0.57%
Alphabet Class A	0.56%
Microsoft	0.56%
Allergan	0.55%
Celgene	0.55%
Facebook Class A	0.53%
Samsung Electronics	0.51%
Visa Class A	0.51%
Novartis	0.46%

*Country / market	Percentage of net assets

Developed Markets	20.46%
Australia	0.87%
Austria	0.05%
Belgium	0.16%
Bermuda	0.02%
Canada	0.93%
Cayman Islands	0.74%
Denmark	0.72%
Finland	0.04%
France	2.46%
Germany	1.53%
Hong Kong	0.71%
Ireland	0.23%
Israel	0.76%
Italy	0.33%
Japan	4.12%
Luxembourg	0.24%
Netherlands	1.06%
New Zealand	0.01%
Norway	0.02%
Portugal	0.07%

*Country / market	Percentage of net assets

Singapore	0.13%
Spain	0.10%
Sweden	0.77%
Switzerland	1.37%
United Kingdom	3.02%

Emerging Markets	9.18%
Argentina	0.11%
Brazil	0.89%
Chile	0.16%
China	1.54%
Colombia	0.08%
Dominican Republic	0.04%
Hungary	0.02%
India	0.79%
Indonesia	0.18%
Jamaica	0.06%
Jersey	0.11%
Malaysia	0.10%
Mexico	1.07%
Morocco	0.07%
Panama	0.08%
Peru	0.21%
Poland	0.24%
Republic of Korea	1.80%
Russia	0.34%
South Africa	0.29%
Sri Lanka	0.07%
Taiwan	0.49%
Thailand	0.20%
Turkey	0.20%
Uruguay	0.04%

Supranational	0.30%

U.S. Markets	67.26%

Total	97.20%

*Allocation includes all investments except for short-term investments.

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Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

As of March 31, 2016 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	37.20%

U.S. Markets	20.90%
Consumer Discretionary	2.06%
Consumer Staples	1.44%
Energy	1.14%
Financials	4.25%
Healthcare	3.48%
Industrials	1.94%
Information Technology	5.18%
Materials	0.56%
Telecommunication Services	0.55%
Utilities	0.30%

Developed Markets	11.58%
Consumer Discretionary	1.94%
Consumer Staples	1.67%
Energy	0.29%
Financials	1.62%
Healthcare	1.94%
Industrials	2.05%
Information Technology	0.74%
Materials	0.64%
Telecommunication Services	0.55%
Utilities	0.14%

Emerging Markets	4.72%
Consumer Discretionary	0.28%
Consumer Staples	0.69%
Energy	0.71%
Financials	0.77%
Industrials	0.10%
Information Technology	1.11%
Materials	0.33%
Telecommunication Services	0.73%

Convertible Preferred Stock	0.13%

Exchange-Traded Funds	0.07%

Agency Collateralized Mortgage Obligations	1.33%

Agency Mortgage-Backed Securities	16.36%

Collateralized Debt Obligations	0.97%

Commercial Mortgage-Backed Securities	4.11%

Security type / sector	Percentage of net assets

Convertible Bonds	0.80%

Corporate Bonds	20.89%
Banking	3.06%
Basic Industry	1.50%
Capital Goods	0.18%
Consumer Cyclical	1.31%
Consumer Non-Cyclical	2.22%
Energy	1.03%
Financials	0.85%
Insurance	1.03%
Media	1.30%
Real Estate	0.59%
Services	0.42%
Technology	0.68%
Telecommunications	2.21%
Transportation	0.54%
Utilities	3.97%

Municipal Bonds	0.58%

Non-Agency Asset-Backed Securities	2.98%

Non-Agency Collateralized Mortgage Obligations	1.91%

Regional Bonds	0.18%

Senior Secured Loans	2.98%

Sovereign Bonds	1.27%

Supranational Banks	0.52%

U.S. Treasury Obligations	4.23%

Preferred Stock	0.78%

Short-Term Investments	10.14%

Total Value of Securities	107.43%

Liabilities Net of Receivables and Other Assets	(7.43%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Teva Pharmaceutical Industries ADR	0.44%
QUALCOMM	0.37%
Microsoft	0.36%
Alphabet Class A	0.36%
Allergan	0.36%
Celgene	0.36%
Facebook Class A	0.35%
Visa Class A	0.33%
Novartis	0.30%
Samsung Electronics	0.30%

*Country / market	Percentage of net assets

Developed Markets	15.28%
Australia	0.81%
Austria	0.03%
Belgium	0.10%
Bermuda	0.02%
Canada	0.78%
Cayman Islands	1.13%
Denmark	0.47%
Finland	0.03%
France	1.59%
Germany	1.06%
Hong Kong	0.47%
Ireland	0.26%
Israel	0.54%
Italy	0.41%
Japan	2.68%
Luxembourg	0.44%
Netherlands	0.65%
Norway	0.02%

*Country / market	Percentage of net assets

Portugal	0.08%
Singapore	0.12%
Spain	0.16%
Sweden	0.45%
Switzerland	0.90%
United Kingdom	2.08%

Emerging Markets	7.45%
Argentina	0.10%
Brazil	0.59%
Chile	0.06%
China	1.01%
Colombia	0.01%
Hungary	0.04%
India	0.49%
Indonesia	0.25%
Jamaica	0.19%
Jersey	0.22%
Malaysia	0.02%
Mexico	1.09%
Morocco	0.21%
Peru	0.11%
Poland	0.34%
Republic of Korea	1.63%
Russia	0.22%
South Africa	0.20%
Taiwan	0.32%
Thailand	0.15%
Turkey	0.14%
Uruguay	0.06%

Supranational	0.52%

U.S. Markets	74.04%

Total	97.29%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund

March 31, 2016

	Number of shares	Value (U.S. $)

Common Stock – 76.15%

U.S. Markets – 42.95%
Consumer Discretionary – 4.23%
Amazon.com †	100	$59,364
Boot Barn Holdings †	1,531	14,391
BorgWarner	1,040	39,936
Buffalo Wild Wings †	60	8,887
Cheesecake Factory	660	35,039
Cinemark Holdings	730	26,156
Comcast Class A	1,300	79,404
Del Frisco’s Restaurant Group †	2,545	42,196
Discovery Communications Class A †	2,368	67,796
Discovery Communications Class C †	4,268	115,236
Express †	2,705	57,914
Fiesta Restaurant Group †	1,275	41,795
Ford Motor	5,040	68,040
G-III Apparel Group †	1,085	53,046
Jack in the Box	740	47,264
Jarden †	750	44,213
Johnson Controls	6,300	245,511
L Brands	2,868	251,839
Liberty Global Class A †	1,543	59,405
Liberty Global Class C †	3,804	142,878
Liberty Interactive QVC Group Class A †	14,953	377,563
Lowe’s	3,500	265,125
Malibu Boats Class A @†	2,385	39,114
National CineMedia	2,470	37,569
Nordstrom	950	54,349
Popeyes Louisiana Kitchen †	915	47,635
Shutterfly †	990	45,906
Starbucks	940	56,118
Steven Madden †	1,732	64,153
Tenneco †	1,185	61,039
Tractor Supply	990	89,555
TripAdvisor †	3,564	237,006
Walt Disney	1,720	170,813

		3,046,255

Consumer Staples – 2.97%
Archer-Daniels-Midland	7,200	261,432
Casey’s General Stores	1,010	114,453
CVS Health	3,750	388,987
General Mills	770	48,779
J&J Snack Foods	455	49,267
Kimberly-Clark	510	68,600
Kraft Heinz	3,633	285,408

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
Mondelez International	6,200	$248,744
PepsiCo	1,280	131,174
Procter & Gamble	1,640	134,988
Walgreens Boots Alliance	4,791	403,594

		2,135,426

Energy – 2.29%
Bristow Group	280	5,298
California Resources	420	433
Carrizo Oil & Gas †	1,555	48,081
Chevron	2,700	257,580
ConocoPhillips	6,600	265,782
EOG Resources	480	34,838
Exxon Mobil	2,200	183,898
Halliburton	8,180	292,190
Marathon Oil	10,800	120,312
Occidental Petroleum	4,490	307,251
Parsley Energy Class A †	990	22,374
PDC Energy †	220	13,079
RigNet †	316	4,323
RSP Permian †	1,105	32,089
Schlumberger	820	60,475

		1,648,003

Financials – 8.68%
Aflac	1,210	76,399
Allstate	4,300	289,691
American Equity Investment Life Holding	2,360	39,648
American Tower	920	94,180
Ameriprise Financial	470	44,185
Apartment Investment & Management	800	33,456
AvalonBay Communities	175	33,285
Bank of New York Mellon	6,300	232,029
BB&T	7,200	239,544
BBCN Bancorp	2,830	42,988
BlackRock	170	57,897
Boston Properties	275	34,947
Brandywine Realty Trust	1,775	24,903
Bryn Mawr Bank	705	18,140
Camden Property Trust	300	25,227
Capital One Financial	1,040	72,082
Cardinal Financial	1,770	36,019
Care Capital Properties	106	2,845
Citigroup	2,220	92,685
City Holding	1,076	51,411
CoBiz Financial @	2,130	25,177

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Cousins Properties	2,200	$22,836
Crown Castle International	4,572	395,478
DCT Industrial Trust	2,576	101,675
DDR	1,600	28,464
Douglas Emmett	975	29,357
Duke Realty	1,575	35,501
EastGroup Properties	745	44,976
Empire State Realty Trust	350	6,135
EPR Properties	1,575	104,927
Equinix	827	273,497
Equity LifeStyle Properties	600	43,638
Equity One	1,225	35,109
Equity Residential	450	33,763
Essex Property Trust	150	35,079
Evercore Partners Class A	1,755	90,821
Extra Space Storage	525	49,067
Federal Realty Investment Trust	250	39,013
First Industrial Realty Trust	1,575	35,815
First Potomac Realty Trust	2,175	19,705
FirstMerit	2,415	50,836
Flushing Financial @	1,855	40,105
General Growth Properties	1,150	34,189
Great Western Bancorp	1,780	48,541
Healthcare Realty Trust	650	20,079
Healthcare Trust of America Class A	1,162	34,186
Highwoods Properties	700	33,467
Host Hotels & Resorts	4,670	77,989
Houlihan Lokey	1,000	24,900
Independent Bank	765	35,159
Infinity Property & Casualty @	445	35,823
Intercontinental Exchange	1,411	331,783
Invesco	1,860	57,232
JPMorgan Chase	2,360	139,759
KeyCorp	5,170	57,077
Kilroy Realty	450	27,841
Kimco Realty	1,225	35,255
Kite Realty Group Trust	2,205	61,101
LaSalle Hotel Properties	2,370	59,985
Lexington Realty Trust	1,750	15,050
Liberty Property Trust	775	25,931
LTC Properties	725	32,799
Macerich	425	33,677
Mack-Cali Realty	614	14,429
Marsh & McLennan	4,300	261,397

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
National Retail Properties	2,120	$97,944
Old National Bancorp	3,635	44,311
Pebblebrook Hotel Trust	2,070	60,175
Post Properties	525	31,363
Primerica	1,210	53,881
Prologis	700	30,926
Prosperity Bancshares	1,145	53,117
Prudential Financial	550	39,721
PS Business Parks	350	35,179
Public Storage	225	62,062
Ramco-Gershenson Properties Trust	4,765	85,913
Raymond James Financial	1,050	49,991
Regency Centers	475	35,554
RLJ Lodging Trust	925	21,164
Sabra Health Care REIT	975	19,588
Selective Insurance Group @	1,310	47,959
Simon Property Group	125	25,961
SL Green Realty	275	26,642
Sovran Self Storage	510	60,155
Spirit Realty Capital	2,425	27,281
State Street	910	53,253
Sterling Bancorp	3,185	50,737
Stifel Financial †	1,345	39,812
Tanger Factory Outlet Centers	800	29,112
Taubman Centers	375	26,711
Travelers	730	85,198
UDR	925	35,640
Umpqua Holdings	2,825	44,805
United Fire Group	860	37,685
Urban Edge Properties	150	3,876
Ventas	450	28,332
Vornado Realty Trust	325	30,690
Webster Financial	1,605	57,619
Wells Fargo	2,700	130,572
Welltower	450	31,203
Western Alliance Bancorp †	1,490	49,736
WSFS Financial	855	27,805

		6,251,857

Healthcare – 7.19%
AbbVie	1,710	97,675
Acorda Therapeutics †	1,405	37,162
Air Methods †	1,425	51,613
Alkermes †	930	31,797
Allergan †	1,991	533,648

(continues)                                                     21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Baxalta	6,200	$250,480
Biogen †	1,232	320,714
Cardinal Health	3,100	254,045
Catalent †	2,020	53,873
Celgene †	5,339	534,380
Cepheid †	1,325	44,202
CONMED	1,175	49,279
CryoLife @	2,952	31,734
DENTSPLY SIRONA	3,365	207,385
Express Scripts Holding †	4,770	327,651
Gilead Sciences	1,280	117,581
Insys Therapeutics †	1,330	21,267
Johnson & Johnson	2,600	281,320
Ligand Pharmaceuticals Class B †	555	59,435
Medicines †	1,275	40,507
Merck	7,190	380,423
Merit Medical Systems †	2,113	39,069
Pfizer	12,728	377,258
Prestige Brands Holdings †	795	42,445
Quest Diagnostics @	3,900	278,655
Quidel †	2,065	35,642
Retrophin †	1,590	21,719
Spectrum Pharmaceuticals †	3,910	24,868
Team Health Holdings †	960	40,138
TESARO †	865	38,086
Thermo Fisher Scientific	790	111,856
UnitedHealth Group	1,060	136,634
Valeant Pharmaceuticals International †	3,528	92,786
Vanda Pharmaceuticals †	3,360	28,090
Vertex Pharmaceuticals †	540	42,925
WellCare Health Plans †	685	63,534
West Pharmaceutical Services	1,120	77,638

		5,177,514

Industrials – 4.04%
AAON	2,335	65,380
ABM Industries	655	21,163
Actuant Class A	1,180	29,158
Applied Industrial Technologies	1,295	56,203
Barnes Group	1,700	59,551
Columbus McKinnon @	2,281	35,949
Continental Building Products †	2,665	49,462
Eaton	790	49,422
ESCO Technologies	1,435	55,936

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Essendant	1,505	$48,055
Esterline Technologies †	185	11,853
Federal Signal	2,210	29,305
FedEx	390	63,461
General Electric	5,840	185,654
Granite Construction	1,395	66,681
Honeywell International	710	79,555
JB Hunt Transport Services	510	42,962
Kadant @	1,230	55,547
Kforce	2,445	47,873
KLX †	780	25,069
Lockheed Martin	410	90,815
MYR Group †	1,295	32,517
Nielsen Holdings	5,413	285,049
Northrop Grumman	1,400	277,060
On Assignment †	1,385	51,134
Parker-Hannifin	840	93,307
Raytheon	2,100	257,523
Republic Services	740	35,261
Rockwell Collins	460	42,417
Swift Transportation †	1,245	23,194
Tetra Tech	1,495	44,581
Union Pacific	1,030	81,937
United Technologies	980	98,098
US Ecology	830	36,653
WageWorks †	1,025	51,875
Waste Management	4,900	289,100
XPO Logistics †	1,425	43,747

		2,912,507

Information Technology – 10.69%
Accenture Class A	1,020	117,708
Adobe Systems †	780	73,164
Alphabet Class A †	718	547,762
Alphabet Class C †	360	268,182
Analog Devices	520	30,779
Anixter International †	590	30,745
Apple	2,330	253,947
Applied Micro Circuits †	6,250	40,375
Broadcom	450	69,525
CA @	9,174	282,467
Callidus Software †	2,270	37,864
Cisco Systems	13,180	375,235
Convergys	1,885	52,346
eBay †	10,992	262,269
Electronic Arts †	5,364	354,614

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
EMC	3,460	$92,209
ExlService Holdings †	1,185	61,383
Facebook Class A †	4,484	511,624
GrubHub †	1,210	30,407
Guidewire Software †	1,020	55,570
Infinera †	1,960	31,478
Intel	10,690	345,821
Intuit	1,822	189,506
j2 Global	920	56,654
MasterCard Class A	3,972	375,354
Maxim Integrated Products	2,230	82,019
MaxLinear Class A †	1,815	33,577
Microsemi †	1,125	43,099
Microsoft	9,802	541,364
NETGEAR †	730	29,470
PayPal Holdings †	10,138	391,327
Plantronics	710	27,825
Proofpoint †	910	48,940
Q2 Holdings †	670	16,107
Qlik Technologies †	1,095	31,667
QUALCOMM	10,755	550,011
Rofin-Sinar Technologies †	195	6,283
Ruckus Wireless †	1,885	18,492
Sabre	2,630	76,060
salesforce.com †	1,180	87,119
SciQuest @†	2,665	36,990
Semtech †	2,470	54,315
Silicon Laboratories †	535	24,054
SS&C Technologies Holdings	600	38,052
Synaptics †	820	65,387
TeleTech Holdings	1,410	39,142
Tyler Technologies †	595	76,523
Visa Class A	6,454	493,602
Xerox	25,100	280,116
Yahoo †	1,700	62,577

		7,701,106

Materials – 1.14%
Axalta Coating Systems †	1,950	56,940
Balchem	440	27,289
Boise Cascade †	1,065	22,067
Chemtura †	1,135	29,964
Eastman Chemical	1,080	78,008
EI du Pont de Nemours	4,100	259,612
Huntsman	1,360	18,088
Kaiser Aluminum	595	50,301
Minerals Technologies	1,080	61,398

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Materials (continued)
Neenah Paper	915	$58,249
Quaker Chemical	565	47,946
WestRock	1,188	46,368
Worthington Industries	1,850	65,934

		822,164

Telecommunication Services – 1.09%
AT&T	10,470	410,110
Atlantic Tele-Network	595	45,119
inContact †	5,110	45,428
Verizon Communications	5,300	286,624

		787,281

Utilities – 0.63%
Cleco	875	48,309
Edison International	4,100	294,749
Laclede Group	390	26,423
NorthWestern	1,070	66,073
South Jersey Industries	650	18,493

		454,047

Total U.S. Markets (cost $21,168,333)		30,936,160

Developed Markets – 23.79%§
Consumer Discretionary – 3.98%
adidas	660	77,354
Bayerische Motoren Werke	2,086	191,554
Cie Financiere Richemont Class A	920	60,804
Cie Generale des Etablissements Michelin	480	49,119
Denso	1,000	40,197
Hennes & Mauritz Class B	1,700	56,686
J Front Retailing	2,900	38,471
Kering	800	143,011
LVMH Moet Hennessy Louis Vuitton	260	44,526
Nitori Holdings	2,642	242,028
Publicis Groupe	1,368	96,061
RELX	2,940	51,336
RTL Group	612	51,840
Sekisui Chemical	5,100	62,807
Shimano	300	47,021
Singapore Press Holdings	16,200	48,077
Sodexo	455	49,051
Sumitomo Electric Industries	3,600	43,790
Sumitomo Rubber Industries	14,100	217,868
Swatch Group	200	69,284
Taylor Wimpey	19,500	53,297

(continues)                                                     23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary (continued)
Techtronic Industries	56,000	$221,261
Toyota Motor	7,786	411,767
USS	2,400	38,342
Volkswagen	210	30,479
Whitbread	820	46,638
WPP	3,450	80,619
Yue Yuen Industrial Holdings	89,000	305,755

		2,869,043

Consumer Staples – 3.45%
Anheuser-Busch InBev	735	91,372
Aryzta †	4,638	192,119
Asahi Group Holdings	2,400	74,786
British American Tobacco	1,930	113,373
Carlsberg Class B	2,613	248,990
Chocoladefabriken Lindt & Spruengli Class PC	10	61,983
Coca-Cola Amatil	21,711	147,120
Danone	985	70,063
Diageo	3,600	97,283
Heineken	890	80,664
Henkel	605	59,460
Japan Tobacco	7,900	329,211
Jeronimo Martins	3,450	56,452
Koninklijke Ahold	3,000	67,489
L’Oreal	430	77,040
Nestle	2,170	162,149
NH Foods	2,000	44,071
Reckitt Benckiser Group	620	59,929
SABMiller	850	51,958
Tesco †	61,520	169,471
Treasury Wine Estates	8,700	64,289
Unilever	1,260	57,050
Unilever CVA	1,490	66,776
Woolworths	2,430	41,166

		2,484,264

Energy – 0.60%
Amec Foster Wheeler	4,000	25,853
Idemitsu Kosan	2,500	44,627
Neste	1,280	42,122
Subsea 7 †	1,814	13,734
Suncor Energy	5,500	153,174
TOTAL	3,284	149,699

		429,209

Financials – 3.33%
AIA Group	12,000	67,987

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
AXA	10,968	$258,221
Banco Espirito Santo Class R @=†	105,000	0
Bank Leumi Le-Israel BM †	17,150	61,592
Bankia	41,300	39,006
Cheung Kong Property Holdings	5,500	35,415
Commonwealth Bank of Australia	1,725	99,067
Credit Agricole	4,000	43,322
Daito Trust Construction	500	70,994
Euronext 144A #	1,100	45,674
ING Groep CVA	16,767	202,812
Intesa Sanpaolo	17,900	49,577
Investor Class B	2,070	73,282
Mitsubishi UFJ Financial Group	61,514	285,038
Nordea Bank	29,751	285,847
Platinum Asset Management	9,500	46,242
Prudential	2,250	42,043
QBE Insurance Group	5,550	46,415
Schroders	1,330	51,251
Seven Bank	11,100	47,341
Sony Financial Holdings	3,800	48,553
Standard Chartered	26,168	177,602
Swire Properties	11,400	30,788
UBS Group	3,220	51,872
UniCredit	52,641	189,884
Westfield	6,800	52,073

		2,401,898

Healthcare – 3.91%
Astellas Pharma	5,100	67,814
Bayer	1,110	130,475
ICON †	725	54,447
Indivior	14,100	33,030
Merck	585	48,800
Miraca Holdings	1,100	45,204
Novartis	6,015	436,010
Novo Nordisk ADR	5,470	296,419
Novo Nordisk Class B	1,940	105,228
QIAGEN †	2,250	50,130
Roche Holding	715	176,008
Sanofi	4,212	339,620
Shire	970	55,155
Smith & Nephew	3,120	51,443
Sonic Healthcare	3,400	48,946

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Healthcare (continued)
STADA Arzneimittel	5,794	$229,997
Sumitomo Dainippon Pharma	4,200	48,365
Teva Pharmaceutical
Industries ADR	11,200	599,312

		2,816,403

Industrials – 4.24%
ABB †	2,100	40,928
Aggreko	2,700	41,765
ANDRITZ	920	50,517
AP Moeller - Maersk	34	44,600
Aurizon Holdings	14,500	44,015
Boskalis Westminster	1,100	43,240
Cathay Pacific Airways	17,000	29,410
Cie de Saint-Gobain	1,320	58,174
Deutsche Lufthansa †	2,620	42,349
Deutsche Post	9,196	255,534
East Japan Railway	3,303	285,060
Elbit Systems	570	53,673
Experian	3,180	56,863
Fraport	860	52,169
Fuji Electric	14,000	48,390
ITOCHU	28,373	349,416
Japan Airlines	1,600	58,601
JTEKT	2,600	33,729
Koninklijke Philips	8,865	252,540
Meggitt	29,400	171,690
Mitsubishi Electric	5,000	52,401
Mitsubishi Heavy Industries	11,000	40,865
Rexel	6,141	87,732
Singapore Airlines	4,500	38,127
Teleperformance	4,249	373,547
Travis Perkins	2,300	60,353
Vinci	4,737	352,898
Yamato Holdings	1,700	33,941

		3,052,527

Information Technology – 1.53%
Amadeus IT Holding	1,380	59,185
Brother Industries	3,500	40,242
CGI Group Class A †	8,446	403,652
Ericsson Class B	5,900	59,085
Infineon Technologies	5,480	77,977
InterXion Holding †	1,125	38,903
NICE-Systems	590	38,718
Omron	1,400	41,672
Playtech	14,388	179,060

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Information Technology (continued)
SAP	830	$67,151
Seiko Epson	3,900	62,999
Trend Micro	1,000	36,608

		1,105,252

Materials – 1.32%
Air Liquide	530	59,639
Alamos Gold	10,580	56,046
Anglo American ADR	3,200	12,448
Arkema	880	66,069
Daicel	3,300	45,097
EMS-Chemie Holding	140	72,581
Johnson Matthey	1,038	40,908
Kuraray	3,300	40,347
Rexam	28,534	259,826
Rio Tinto	4,193	117,764
Shin-Etsu Chemical	800	41,399
South32 †	35,500	39,866
Umicore	1,150	57,251
Yamana Gold	14,448	43,831

		953,072

Telecommunication Services – 1.14%
BT Group	12,100	76,553
Deutsche Telekom	4,990	89,572
KDDI	2,600	69,444
Nippon Telegraph & Telephone	9,012	388,202
Tele2 Class B	21,132	196,008

		819,779

Utilities – 0.29%
Hokuriku Electric Power	2,200	31,140
National Grid	8,916	126,417
Tokyo Gas	11,000	51,283

		208,840

Total Developed Markets (cost $14,767,926)		17,140,287

Emerging Markets X – 9.41%
Consumer Discretionary – 0.52%
Arcos Dorados Holdings Class A @†	7,400	27,750
Grupo Televisa ADR	5,700	156,522
Hyundai Motor	258	34,404
Mahindra & Mahindra	3,912	71,520
Qunar Cayman Islands ADR †	600	23,820
Woolworths Holdings	9,740	59,157

		373,173

(continues)                                                     25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples – 1.33%
Anadolu Efes Biracilik Ve Malt Sanayii	8,108	$61,692
BRF ADR	3,800	54,036
China Mengniu Dairy	34,000	54,085
Cia Brasileira de Distribuicao ADR	1,600	22,256
Cia Cervecerias Unidas ADR	1,800	40,410
Fomento Economico Mexicano ADR	975	93,902
Hypermarcas †	21,900	170,661
Lotte Chilsung Beverage	69	109,751
Lotte Confectionery @	46	103,295
Tingyi Cayman Islands Holding	24,245	27,097
Tsingtao Brewery	7,202	27,342
Uni-President China Holdings @	149,200	119,055
Wal-Mart de Mexico Class V	30,215	71,528

		955,110

Energy – 1.40%
Cairn India	10,688	24,831
China Petroleum & Chemical	70,000	45,931
CNOOC ADR	400	46,824
Gazprom ADR	11,436	49,323
Lukoil ADR	1,900	73,435
PetroChina ADR	525	34,807
Petroleo Brasileiro ADR †	16,375	95,630
Polski Koncern Naftowy Orlen	3,251	64,389
PTT Foreign	7,868	62,622
Reliance Industries GDR 144A #	12,134	371,907
Rosneft GDR	10,465	47,532
Sasol ADR	1,500	44,310
Tambang Batubara Bukit Asam Persero	42,100	19,923
YPF ADR	1,600	28,608

		1,010,072

Financials – 1.54%
Akbank	28,012	79,728
Banco Santander Brasil ADR	12,210	56,777
Bangkok Bank	14,173	72,517
China Construction Bank	126,933	80,997
Etalon Group GDR 144A #@=	6,500	11,960
Grupo Financiero Banorte Class O	7,300	41,369
ICICI Bank ADR	12,700	90,932

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
Industrial & Commercial Bank of China	153,600	$85,935
Itau Unibanco Holding ADR	7,900	67,861
KB Financial Group ADR	3,693	101,890
Powszechna Kasa Oszczednosci Bank Polski †	3,512	26,167
Reliance Capital	5,932	32,996
Remgro	3,762	63,749
Samsung Life Insurance	1,023	105,109
Sberbank of Russia @=	42,295	69,185
Shinhan Financial Group	2,519	89,209
UEM Sunrise	110,258	32,217

		1,108,598

Industrials – 0.20%
Gol Linhas Aereas Inteligentes ADR	950	7,153
KCC	343	124,771
Rumo Logistica Operadora Multimodal †	1,923	1,781
Santos Brasil Participacoes	2,900	10,614

		144,319

Information Technology – 2.30%
Baidu ADR †	1,600	305,408
Hon Hai Precision Industry	39,236	103,381
LG Display ADR	5,800	66,294
MediaTek	8,000	61,397
Samsung Electronics	406	465,785
Samsung SDI	419	36,272
SINA †	1,800	85,266
Sohu.com @†	2,500	123,850
Taiwan Semiconductor Manufacturing	39,074	196,681
Taiwan Semiconductor Manufacturing ADR	3,700	96,940
United Microelectronics	152,000	62,814
WNS Holdings ADR @†	1,690	51,782

		1,655,870

Materials – 0.65%
Anglo American Platinum †	1,084	26,570
Braskem ADR	5,600	72,296
Cemex ADR †	8,786	63,962
Cemex Latam Holdings †	4,111	17,263
Gerdau @	4,400	5,800
Gerdau ADR	3,300	5,874
Impala Platinum Holdings †	2,294	7,303

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Materials (continued)
Nine Dragons Paper Holdings	46,000	$34,808
Siam Cement NVDR	2,400	31,791
Siam Cement-Foreign	2,747	36,543
Sociedad Quimica y Minera de Chile ADR	1,700	34,935
UltraTech Cement	2,147	104,679
Vale ADR	6,950	29,259

		471,083

Telecommunication Services – 1.47%
America Movil Class L ADR	3,800	59,014
China Mobile	14,768	164,579
China Mobile ADR	2,050	113,673
KT ADR †	3,900	52,338
MegaFon GDR	3,083	33,913
Mobile TeleSystems ADR	2,700	21,843
Reliance Communications †	19,153	14,461
SK Telecom ADR	14,500	292,465
Telefonica Brasil ADR	7,080	88,429
Tim Participacoes ADR	9,500	105,070
Turkcell Iletisim Hizmetleri ADR	4,750	49,923
Vodacom Group	6,159	66,968

		1,062,676

Utilities – 0.00%
ENEL RUSSIA PJSC	100	56

		56

Total Emerging Markets (cost $7,363,399)		6,780,957

Total Common Stock (cost $43,299,658)		54,857,404

Convertible Preferred Stock – 0.06%

Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	8	9,104
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	60	6,432
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	50	2,461
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	7	241

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	5	$6,800
Maiden Holdings 7.25% exercise price $15.17, expiration date 9/15/16	131	6,364
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	55	3,641
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	4	4,820

Total Convertible Preferred Stock (cost $42,883)		39,863

Exchange-Traded Funds – 0.19%

iShares MSCI EAFE Growth Index ETF	1,110	73,049
iShares MSCI EAFE Index ETF	260	14,854
Vanguard FTSE Developed Markets ETF	1,335	47,873

Total Exchange-Traded Funds (cost $131,015)		135,776

	Principal amount°

Agency Collateralized Mortgage Obligations – 0.56%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	375	425
Series 2003-26 AT 5.00% 11/25/32	2,023	2,047
Series 2005-70 PA 5.50% 8/25/35	1,580	1,796
Series 2008-15 SB 6.167% 8/25/36 ●S	26,922	5,654
Series 2010-29 PA 4.50% 10/25/38	3,637	3,697
Series 2010-41 PN 4.50% 4/25/40	20,000	21,937
Series 2010-43 HJ 5.50% 5/25/40	2,179	2,472
Series 2010-129 SM 5.567% 11/25/40 ●S	20,880	3,447
Series 2011-15 SA 6.627% 3/25/41 ●S	31,451	6,766
Series 2012-98 MI 3.00% 8/25/31 S	61,608	6,260

(continues)                                                     27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2012-122 SD 5.667% 11/25/42 ●S	77,050	$17,780
Series 2013-26 ID 3.00% 4/25/33 S	75,365	9,878
Series 2013-38 AI 3.00% 4/25/33 S	71,857	9,200
Series 2013-43 IX 4.00% 5/25/43 S	78,347	18,272
Series 2013-44 DI 3.00% 5/25/33 S	83,964	10,935
Series 2013-55 AI 3.00% 6/25/33 S	77,338	10,111
Series 2014-36 ZE 3.00% 6/25/44	13,734	12,903
Series 2014-90 SA 5.717% 1/25/45 ●S	83,617	18,422
Series 2015-27 SA 6.017% 5/25/45 ●S	90,993	20,101
Series 2015-44 Z 3.00% 9/25/43	23,523	23,061
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	20,861	22,713
Series 4065 DE 3.00% 6/15/32	5,000	5,243
Series 4109 AI 3.00% 7/15/31 S	65,084	6,718
Series 4120 IK 3.00% 10/15/32 S	69,624	8,709
Series 4146 IA 3.50% 12/15/32 S	70,657	10,694
Series 4159 KS 5.714% 1/15/43 ●S	73,389	17,865
Series 4185 LI 3.00% 3/15/33 S	75,040	9,998
Series 4435 DY 3.00% 2/15/35	19,000	19,397
Freddie Mac Strips
Series 299 S1 5.564% 1/15/43 ●S	79,388	17,674
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	56,605
Series 2015-133 AL 3.00% 5/20/45	25,000	24,743

Total Agency Collateralized Mortgage Obligations (cost $420,944)		405,523

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities – 6.31%

Fannie Mae ARM
2.411% 5/1/43 ●	10,475	$10,748
2.553% 6/1/43 ●	3,489	3,586
2.913% 7/1/45 ●	4,907	5,070
3.204% 4/1/44 ●	10,052	10,500
3.241% 3/1/44 ●	13,116	13,729
3.276% 9/1/43 ●	9,144	9,571
Fannie Mae S.F. 15 yr
2.50% 10/1/27	2,484	2,562
2.50% 12/1/27	4,594	4,738
2.50% 4/1/28	3,450	3,571
2.50% 9/1/28	4,437	4,601
3.00% 9/1/30	13,055	13,668
3.00% 2/1/31	2,972	3,112
3.00% 3/1/31	5,000	5,237
3.50% 7/1/26	8,339	8,808
3.50% 12/1/28	3,086	3,288
4.00% 5/1/24	61,884	65,833
4.00% 7/1/25	8,892	9,504
4.00% 1/1/27	43,709	46,649
4.50% 4/1/18	468	484
5.00% 12/1/20	725	775
5.00% 6/1/23	1,339	1,428
5.50% 7/1/22	4,120	4,458
Fannie Mae S.F. 20 yr
3.00% 2/1/33	1,486	1,549
3.00% 8/1/33	4,741	4,950
3.00% 1/1/36	32,635	33,810
3.50% 4/1/33	1,369	1,448
3.50% 9/1/33	6,483	6,909
4.00% 1/1/31	2,183	2,352
4.00% 2/1/31	5,695	6,135
Fannie Mae S.F. 30 yr
3.00% 7/1/42	19,200	19,737
3.00% 10/1/42	5,132	5,284
3.00% 12/1/42	22,369	22,997
3.00% 2/1/43	4,031	4,144
3.00% 5/1/43	7,978	8,201
3.50% 8/1/42	15,775	16,632
4.00% 8/1/43	3,815	4,105
4.50% 6/1/38	7,425	8,117
4.50% 4/1/39	10,997	11,967
4.50% 6/1/39	55,752	60,749
4.50% 9/1/39	3,234	3,526
4.50% 11/1/39	9,632	10,624
4.50% 4/1/40	2,166	2,364
4.50% 2/1/41	31,798	34,711
4.50% 7/1/41	5,007	5,464

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 8/1/41	26,623	$29,084
4.50% 10/1/41	10,352	11,304
4.50% 12/1/41	24,666	26,907
4.50% 1/1/42	6,409	6,972
4.50% 9/1/42	89,539	97,784
4.50% 1/1/43	13,942	15,202
4.50% 9/1/43	11,700	12,761
4.50% 5/1/44	67,554	73,723
4.50% 6/1/44	57,880	63,172
4.50% 10/1/44	43,561	47,573
4.50% 1/1/45	34,213	37,225
4.50% 2/1/45	106,522	116,270
5.00% 11/1/35	1,284	1,423
5.50% 12/1/32	381	432
5.50% 2/1/33	5,350	6,048
5.50% 2/1/34	41,395	46,848
5.50% 4/1/34	2,156	2,440
5.50% 11/1/34	2,231	2,525
5.50% 12/1/34	1,645	1,863
5.50% 3/1/35	4,339	4,910
5.50% 6/1/35	1,493	1,689
5.50% 1/1/36	6,479	7,337
5.50% 4/1/36	14,619	16,482
5.50% 7/1/36	8,951	10,136
5.50% 9/1/36	21,249	24,051
5.50% 11/1/36	1,558	1,751
5.50% 1/1/37	6,325	7,090
5.50% 2/1/37	5,245	5,899
5.50% 4/1/37	12,384	13,931
5.50% 8/1/37	6,914	7,828
5.50% 9/1/37	7,343	8,256
5.50% 1/1/38	239	268
5.50% 2/1/38	4,156	4,688
5.50% 3/1/38	3,365	3,813
5.50% 6/1/38	14,838	16,674
5.50% 7/1/38	2,578	2,901
5.50% 9/1/38	5,628	6,364
5.50% 1/1/39	10,201	11,540
5.50% 2/1/39	23,073	26,065
5.50% 3/1/40	25,535	28,923
5.50% 7/1/40	12,113	13,674
5.50% 3/1/41	37,796	42,771
5.50% 9/1/41	48,945	55,269
6.00% 6/1/36	814	931
6.00% 12/1/36	746	854
6.00% 2/1/37	2,333	2,663
6.00% 5/1/37	25,099	28,605
6.00% 6/1/37	400	462

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 7/1/37	367	$418
6.00% 8/1/37	3,153	3,593
6.00% 9/1/37	867	990
6.00% 11/1/37	138	158
6.00% 5/1/38	22,145	25,262
6.00% 9/1/38	2,057	2,351
6.00% 10/1/38	670	764
6.00% 11/1/38	1,833	2,108
6.00% 1/1/39	3,524	4,015
6.00% 10/1/39	24,975	28,799
6.00% 3/1/40	2,977	3,398
6.00% 7/1/40	5,751	6,560
6.00% 9/1/40	2,870	3,271
6.00% 11/1/40	1,007	1,162
6.00% 5/1/41	38,588	44,059
6.00% 6/1/41	11,273	12,877
6.00% 7/1/41	47,335	54,009
6.50% 2/1/36	2,009	2,433
6.50% 3/1/40	20,008	23,326
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	1,391,000	1,423,927
3.00% 6/1/46	463,000	472,978
4.50% 4/1/46	535,000	582,147
4.50% 6/1/46	40,000	43,423
Freddie Mac ARM
2.523% 1/1/44 ●	23,754	24,400
2.781% 10/1/45 ●	4,725	4,876
2.83% 9/1/45 ●	34,905	36,063
2.944% 10/1/45 ●	8,452	8,745
2.955% 11/1/44 ●	3,572	3,708
3.107% 3/1/46 ●	13,000	13,489
Freddie Mac S.F. 15 yr
4.50% 8/1/24	6,938	7,441
4.50% 9/1/26	4,402	4,723
Freddie Mac S.F. 20 yr
3.00% 6/1/34	4,660	4,840
3.50% 1/1/34	10,964	11,563
3.50% 9/1/35	9,641	10,158
4.00% 8/1/35	1,941	2,093
4.00% 10/1/35	9,695	10,435
Freddie Mac S.F. 30 yr
3.00% 10/1/42	9,890	10,158
3.00% 11/1/42	10,518	10,846
4.50% 4/1/39	1,419	1,565
4.50% 4/1/41	6,876	7,507
5.50% 3/1/34	843	947
5.50% 12/1/34	742	837
5.50% 6/1/36	503	565

(continues)                                                     29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.50% 11/1/36	1,155	$1,289
5.50% 12/1/36	199	222
5.50% 9/1/37	991	1,108
5.50% 4/1/38	2,906	3,253
5.50% 6/1/38	714	799
5.50% 7/1/38	3,432	3,835
5.50% 6/1/39	3,166	3,544
5.50% 3/1/40	2,997	3,352
5.50% 8/1/40	10,820	12,102
5.50% 1/1/41	3,396	3,793
5.50% 6/1/41	77,790	87,260
6.00% 2/1/36	1,689	1,938
6.00% 3/1/36	2,175	2,498
6.00% 1/1/38	953	1,083
6.00% 6/1/38	2,712	3,086
6.00% 8/1/38	13,604	15,694
6.00% 5/1/40	5,022	5,735
6.00% 7/1/40	5,722	6,520
6.50% 4/1/39	4,189	4,768
GNMA I S.F. 30 yr 5.00% 6/15/40	1,516	1,683

Total Agency Mortgage-Backed Securities (cost $4,508,653)		4,543,625

Commercial Mortgage-Backed Securities – 1.27%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.808% 2/10/51 ●	20,000	20,761
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	25,000	25,919
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.705% 12/10/49 ●	10,000	10,102
Series 2014-GC25 A4 3.635% 10/10/47	10,000	10,566
Series 2015-GC27 A5 3.137% 2/10/48	15,000	15,279
Series 2016-P3 A4 3.329% 4/15/49	15,000	15,530
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	15,000	15,244
Series 2014-CR16 A4 4.051% 4/10/47	25,000	27,384

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	20,000	$21,612
Series 2014-CR20 A4 3.59% 11/10/47	10,000	10,647
Series 2014-CR20 AM 3.938% 11/10/47	30,000	31,872
Series 2015-CR23 A4 3.497% 5/10/48	10,000	10,529
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,376
DBJPM
Series 2016-C1 A4 3.276% 5/10/49	10,000	10,300
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	10,000	10,962
Series 2012-K18 B 144A 4.255% 1/25/45 #●	10,000	10,551
Series 2012-K22 B 144A 3.686% 8/25/45 #●	15,000	15,021
Series 2012-K22 C 144A 3.686% 8/25/45 #●	10,000	9,547
Series 2012-K23 C 144A 3.656% 10/25/45 #●	10,000	9,466
Series 2012-K707 B 144A 3.883% 1/25/47 #●	10,000	10,244
Series 2012-K708 B 144A 3.751% 2/25/45 #●	10,000	10,291
Series 2012-K708 C 144A 3.751% 2/25/45 #●	10,000	9,947
Series 2013-K26 C 144A 3.599% 12/25/45 #●	10,000	9,229
Series 2013-K30 C 144A 3.557% 6/25/45 #●	10,000	9,058
Series 2013-K31 C 144A 3.628% 7/25/46 #●	10,000	9,301
Series 2013-K33 B 144A 3.503% 8/25/46 #●	10,000	10,037
Series 2013-K35 C 144A 3.942% 8/25/23 #●	10,000	8,992
Series 2013-K712 B 144A 3.369% 5/25/45 #●	15,000	15,066
Series 2013-K713 B 144A 3.165% 4/25/46 #●	15,000	14,951
Series 2013-K713 C 144A 3.165% 4/25/46 #●	25,000	24,647
Series 2014-K716 C 144A 3.953% 8/25/47 #●	10,000	10,119

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2015-K47 B 144A 3.60% 6/25/48 #●	5,000	$4,300
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	210,000	221,053
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	20,000	21,645
Series 2015-GC32 A4 3.764% 7/10/48	10,000	10,709
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	6,644	6,607
Series 2015-C33 A4 3.77% 12/15/48	25,000	26,796
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.499% 8/12/37 ●	10,000	10,830
Series 2005-LDP5 D 5.529% 12/15/44 ●	10,000	9,977
Series 2006-LDP8 AM 5.44% 5/15/45	40,000	40,338
Series 2013-LC11 B 3.499% 4/15/46	10,000	10,152
Series 2015-JP1 A5 3.914% 1/15/49	10,000	10,822
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	886	889
Series 2006-C6 AJ 5.452% 9/15/39 ●	10,000	9,799
Series 2006-C6 AM 5.413% 9/15/39	20,000	20,236
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	25,000	26,731
Series 2015-C26 A5 3.531% 10/15/48	15,000	15,783
Morgan Stanley Capital I Trust
Series 2006-TOP23 A4 5.891% 8/12/41 ●	8,284	8,300

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	10,000	$10,325

Total Commercial Mortgage-Backed Securities (cost $914,625)		913,842

Convertible Bonds – 0.29%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	12,000	11,370
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	12,000	12,315
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	10,000	10,463
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	5,000	3,800
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/15/18 #@	6,000	5,963
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	9,000	8,736
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	6,000	5,520
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	6,000	5,359
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	3,000	3,563
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	6,000	5,569
General Cable 4.50% exercise price $32.77, maturity date 11/15/29 @f	11,000	6,050
Gilead Sciences 1.625% exercise price $22.33, maturity date 5/1/16	2,000	8,230

(continues)                                                     31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Convertible Bonds (continued)

HealthSouth 2.00% exercise price $38.08, maturity date 12/1/43	7,000	$7,787
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	7,000	5,547
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	4,000	5,180
inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22 #	8,000	7,430
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	3,000	4,279
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	7,000	6,895
Liberty Interactive 144A 1.00% exercise price $64.06, maturity date 9/30/43 #	8,000	6,900
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	7,000	6,580
Microchip Technology 1.625% exercise price $66.05, maturity date 2/15/25	5,000	5,169
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	3,000	2,917
Novellus Systems 2.625% exercise price $34.23, maturity date 5/15/41	4,000	9,765
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	5,000	5,556
PROS Holdings 144A 2.00% exercise price $33.79, maturity date 12/1/19 #	7,000	5,416
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	9,000	8,027
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	9,000	9,073

	Principal		Value
	amount°		(U.S. $)

Convertible Bonds (continued)

Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		8,000	$7,750
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @		2,000	1,575
Vector Group 1.75% exercise price $24.64, maturity date 4/15/20 ●		6,000	6,664
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●		3,000	4,495
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @		9,000	8,623

Total Convertible Bonds (cost $213,380)			212,566

Corporate Bonds – 7.21%

Banking – 0.96%
Bank Nederlandse Gemeenten 5.25% 5/20/24	AUD	4,000	3,532
Bank of America
2.625% 10/19/20		50,000	50,402
4.45% 3/3/26		35,000	36,129
Bank of New York Mellon
2.15% 2/24/20		5,000	5,039
2.50% 4/15/21		30,000	30,614
BB&T 5.25% 11/1/19		45,000	49,405
Citizens Financial Group 4.30% 12/3/25		15,000	15,536
City National 5.25% 9/15/20		10,000	11,225
Fifth Third Bancorp 2.875% 7/27/20		5,000	5,082
Goldman Sachs Group 5.20% 12/17/19	NZD	4,000	2,890
Huntington Bancshares 3.15% 3/14/21		10,000	10,172
JPMorgan Chase
1.251% 1/28/19 ●		7,000	6,972
3.30% 4/1/26		55,000	55,516
4.25% 11/2/18	NZD	15,000	10,589
4.25% 10/1/27		15,000	15,637
6.75% 8/29/49 ●		15,000	16,489
Morgan Stanley
1.469% 1/24/19 ●		8,000	7,946
3.875% 1/27/26		35,000	36,587
5.00% 9/30/21	AUD	9,000	7,288

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Banking (continued)
PNC Funding 5.625% 2/1/17	37,000	$38,277
Santander UK Group Holdings
2.875% 10/16/20	35,000	34,892
3.125% 1/8/21	10,000	10,074
State Street
2.55% 8/18/20	15,000	15,458
3.10% 5/15/23	10,000	10,106
3.55% 8/18/25	40,000	42,612
SunTrust Banks 2.35% 11/1/18	20,000	20,151
Toronto-Dominion Bank 2.50% 12/14/20	50,000	50,939
U.S. Bancorp 3.60% 9/11/24 @	10,000	10,549
USB Capital IX 3.50% 10/29/49 @●	55,000	40,769
Wells Fargo
2.50% 3/4/21	15,000	15,200
2.55% 12/7/20	15,000	15,285
Zions Bancorporation 4.50% 6/13/23	10,000	10,247

		691,609

Basic Industry – 0.37%
Ball 5.25% 7/1/25	10,000	10,537
CF Industries 6.875% 5/1/18	25,000	27,214
Dow Chemical 8.55% 5/15/19	78,000	92,847
Georgia-Pacific 8.00% 1/15/24	35,000	45,197
INVISTA Finance 144A 4.25% 10/15/19 #	20,000	19,300
Lundin Mining 144A 7.50% 11/1/20 #	8,000	7,680
Masco 3.50% 4/1/21	20,000	20,250
Methanex 4.25% 12/1/24	10,000	8,365
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	5,000	5,219
PolyOne 5.25% 3/15/23	13,000	13,000
PPG Industries 2.30% 11/15/19	10,000	10,150
Southern Copper 5.875% 4/23/45	5,000	4,461
WR Grace 144A 5.125% 10/1/21 #	5,000	5,213

		269,433

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)

Capital Goods – 0.13%
Crane
2.75% 12/15/18		5,000	$5,098
4.45% 12/15/23		15,000	15,718
Embraer Netherlands Finance 5.05% 6/15/25		5,000	4,419
Fortune Brands Home & Security 3.00% 6/15/20		10,000	10,132
Lockheed Martin
2.50% 11/23/20		5,000	5,127
3.55% 1/15/26		40,000	42,456
TransDigm 6.50% 7/15/24		10,000	9,972

			92,922

Consumer Cyclical – 0.49%
American Axle & Manufacturing 6.25% 3/15/21		9,000	9,326
CDK Global 4.50% 10/15/24		5,000	4,961
CVS Health
3.875% 7/20/25		35,000	37,842
144A 5.00% 12/1/24 #		10,000	11,484
Daimler 2.75% 12/10/18	NOK	80,000	10,043
Ford Motor 7.45% 7/16/31		14,000	18,285
General Motors Financial 3.45% 4/10/22		55,000	54,075
Home Depot
2.00% 4/1/21		10,000	10,107
3.00% 4/1/26		30,000	31,533
Host Hotels & Resorts
3.75% 10/15/23		5,000	4,886
4.50% 2/1/26		10,000	10,131
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	20,142
144A 3.00% 3/18/21 #		5,000	5,065
Lear 5.25% 1/15/25		20,000	20,825
Marriott International 3.375% 10/15/20		15,000	15,532
O’Reilly Automotive 3.55% 3/15/26		10,000	10,309
QVC 5.45% 8/15/34		10,000	8,865
Sally Holdings 5.75% 6/1/22		5,000	5,256
Signet UK Finance 4.70% 6/15/24		30,000	29,778
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		10,000	10,395
4.50% 10/1/34 @		5,000	4,795

(continues)                                                     33

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Toyota Motor Credit 2.80% 7/13/22	20,000	$20,733

		354,368

Consumer Non-Cyclical – 0.90%
Anheuser-Busch InBev Finance 3.65% 2/1/26	130,000	136,876
AstraZeneca 3.375% 11/16/25	20,000	20,742
Becton Dickinson 6.375% 8/1/19	20,000	22,809
Campbell Soup 3.30% 3/19/25	20,000	20,694
DaVita HealthCare Partners 5.00% 5/1/25	30,000	29,775
HCA 5.375% 2/1/25	25,000	25,305
HealthSouth
5.125% 3/15/23	5,000	5,006
5.75% 11/1/24	5,000	5,090
JBS USA 144A 5.75% 6/15/25 #	15,000	13,200
Johnson & Johnson 3.70% 3/1/46	5,000	5,264
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	20,000	17,750
NuVasive 144A 2.25% 3/15/21 #	4,000	4,300
PepsiCo
2.85% 2/24/26	45,000	46,227
4.45% 4/14/46	5,000	5,589
Prestige Brands 144A 5.375% 12/15/21 #	12,000	12,210
Reynolds American
4.00% 6/12/22	15,000	16,323
4.45% 6/12/25	40,000	44,092
Stryker
2.625% 3/15/21	15,000	15,313
3.50% 3/15/26	35,000	36,346
Sysco 3.30% 7/15/26	85,000	86,399
Tenet Healthcare 4.50% 4/1/21	15,000	15,150
Total System Services
3.80% 4/1/21	5,000	5,148
4.80% 4/1/26	15,000	15,508
Zimmer Biomet Holdings
3.375% 11/30/21	20,000	20,588
4.625% 11/30/19	20,000	21,647

		647,351

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Energy – 0.34%
AmeriGas Finance 7.00% 5/20/22	17,000	$17,510
Dominion Gas Holdings 4.60% 12/15/44	25,000	24,651
Energy Transfer Partners
4.75% 1/15/26	5,000	4,552
9.70% 3/15/19	15,000	16,597
EnLink Midstream Partners 4.15% 6/1/25	5,000	3,887
Enterprise Products Operating
3.70% 2/15/26	5,000	4,914
7.034% 1/15/68 ●	5,000	5,083
Murphy Oil USA 6.00% 8/15/23	21,000	21,840
NiSource Finance 6.125% 3/1/22	15,000	17,622
Noble Energy 5.05% 11/15/44	10,000	8,547
Occidental Petroleum
3.40% 4/15/26	10,000	10,108
4.40% 4/15/46	10,000	10,090
Petrobras Global Finance 4.875% 3/17/20	5,000	4,173
Petroleos Mexicanos 144A 6.875% 8/4/26 #	10,000	10,850
Plains All American Pipeline 8.75% 5/1/19	20,000	22,125
Regency Energy Partners
5.50% 4/15/23	17,000	15,197
5.875% 3/1/22	5,000	4,863
Williams Partners 7.25% 2/1/17	15,000	15,376
Woodside Finance
144A 3.65% 3/5/25 #	10,000	9,307
144A 8.75% 3/1/19 #	15,000	17,254
YPF 144A 8.75% 4/4/24 #	3,000	2,985

		247,531

Financials – 0.32%
Affiliated Managers Group 3.50% 8/1/25	15,000	14,762
American Tower
4.00% 6/1/25	25,000	25,839
4.40% 2/15/26	5,000	5,298
Aviation Capital Group
144A 4.875% 10/1/25 #	10,000	9,913
144A 6.75% 4/6/21 #	10,000	11,263
Berkshire Hathaway 2.75% 3/15/23	10,000	10,208

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)

Financials (continued)
Berkshire Hathaway 3.125% 3/15/26		50,000	$51,331
Crown Castle International
3.40% 2/15/21		10,000	10,160
4.45% 2/15/26		10,000	10,418
General Electric Capital
2.10% 12/11/19		10,000	10,243
4.25% 1/17/18	NZD	10,000	7,040
5.55% 5/4/20		10,000	11,536
6.00% 8/7/19		19,000	21,915
IRSA Propiedades Comerciales 144A 8.75% 3/23/23 #		5,000	5,020
Jefferies Group
6.45% 6/8/27		5,000	5,280
6.50% 1/20/43		5,000	4,468
Lazard Group
3.75% 2/13/25		10,000	9,247
6.85% 6/15/17		6,000	6,325

			230,266

Insurance – 0.48%
American International Group 3.30% 3/1/21		15,000	15,353
Berkshire Hathaway Finance 2.90% 10/15/20		20,000	21,065
Highmark 144A 4.75% 5/15/21 #@		5,000	5,127
Liberty Mutual Group 144A 4.95% 5/1/22 #		10,000	10,902
MetLife
6.40% 12/15/36		30,000	31,065
6.817% 8/15/18		80,000	89,245
Prudential Financial
4.50% 11/15/20		35,000	38,098
5.375% 5/15/45 ●		10,000	9,913
5.625% 6/15/43 ●		10,000	10,197
5.875% 9/15/42 ●		20,000	20,925
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		10,000	10,157
144A 4.125% 11/1/24 #		20,000	20,706
Trinity Acquisition
3.50% 9/15/21		5,000	5,093
4.40% 3/15/26		5,000	5,082
USI 144A 7.75% 1/15/21 #		5,000	5,019
Voya Financial 5.65% 5/15/53 ●		15,000	14,025

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Insurance (continued)
XLIT
4.45% 3/31/25	15,000	$14,880
5.50% 3/31/45	15,000	14,443
6.50% 12/29/49 ●	10,000	6,950

		348,245

Media – 0.43%
21st Century Fox America 4.95% 10/15/45	15,000	16,100
CCO Holdings 144A 5.125% 5/1/23 #	15,000	15,300
CCO Safari II 144A 4.908% 7/23/25 #	45,000	47,536
CCOH Safari 144A 5.75% 2/15/26 #	15,000	15,563
Comcast 3.15% 3/1/26	75,000	78,185
CSC Holdings 5.25% 6/1/24	36,000	32,175
DISH DBS 5.00% 3/15/23	11,000	9,735
Gray Television 7.50% 10/1/20	13,000	13,780
Omnicom Group 3.60% 4/15/26	15,000	15,397
Sirius XM Radio 144A 5.375% 4/15/25 #	25,000	25,500
Time Warner 4.85% 7/15/45	20,000	20,425
Tribune Media 144A 5.875% 7/15/22 #	20,000	19,590

		309,286

Real Estate – 0.17%
CBL & Associates
4.60% 10/15/24	15,000	13,678
5.25% 12/1/23	5,000	4,756
Corporate Office Properties
3.60% 5/15/23	15,000	14,112
5.25% 2/15/24	15,000	15,464
DDR
7.50% 4/1/17	5,000	5,269
7.875% 9/1/20	10,000	12,027
Education Realty Operating Partnership 4.60% 12/1/24	10,000	9,906
Hospitality Properties Trust 4.50% 3/15/25	10,000	9,634
Kimco Realty 3.40% 11/1/22	5,000	5,076
Simon Property Group
2.50% 7/15/21	5,000	5,113
3.30% 1/15/26	10,000	10,391
UDR 4.00% 10/1/25	5,000	5,204

(continues)                                                     35

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
WP Carey 4.60% 4/1/24	10,000	$10,189

		120,819

Services – 0.11%
AECOM 5.875% 10/15/24	18,000	18,630
GEO Group
5.125% 4/1/23	10,000	9,775
5.875% 10/15/24	10,000	10,137
MGM Resorts International 6.00% 3/15/23	18,000	18,720
United Rentals North America 5.50% 7/15/25	13,000	12,981
Zayo Group 6.00% 4/1/23	10,000	10,031

		80,274

Technology – 0.23%
Apple 3.25% 2/23/26	55,000	57,495
Cisco Systems 2.20% 2/28/21	20,000	20,412
First Data
144A 5.00% 1/15/24 #	10,000	10,050
144A 5.75% 1/15/24 #	35,000	35,128
144A 7.00% 12/1/23 #	7,000	7,096
Jabil Circuit 7.75% 7/15/16	8,000	8,121
Micron Technology 144A 5.25% 8/1/23 #	15,000	12,337
Oracle 3.25% 5/15/30	15,000	15,146

		165,785

Telecommunications – 0.68%
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	20,043
AT&T
3.60% 2/17/23	65,000	67,627
4.125% 2/17/26	20,000	21,163
CC Holdings GS V 3.849% 4/15/23	10,000	10,325
CenturyLink
5.80% 3/15/22	20,000	19,317
6.75% 12/1/23	13,000	12,691
Crown Castle Towers 144A 4.883% 8/15/20 #	55,000	58,979
Equinix 5.375% 4/1/23	20,000	20,800
Frontier Communications 144A 8.875% 9/15/20 #	15,000	15,637
Level 3 Financing 5.375% 5/1/25	10,000	10,163
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	24,835
SES 144A 3.60% 4/4/23 #	5,000	4,909

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	20,000	$18,393
Sprint Communications
144A 7.00% 3/1/20 #	5,000	5,025
144A 9.00% 11/15/18 #	20,000	21,050
Telefonica Emisiones 6.421% 6/20/16	75,000	75,808
Time Warner Cable 5.50% 9/1/41	5,000	4,975
T-Mobile USA 6.125% 1/15/22	16,000	16,600
Verizon Communications 4.862% 8/21/46	50,000	52,940
WPP Finance 2010 5.625% 11/15/43	5,000	5,189

		486,469

Transportation – 0.24%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 # ¿	9,844	9,413
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	14,697	14,348
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	5,000	5,156
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	10,000	10,287
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	27,912
CSX 3.35% 11/1/25	40,000	41,272
FedEx 4.75% 11/15/45	5,000	5,313
Penske Truck Leasing 144A 3.30% 4/1/21 #	15,000	14,964
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	4,851	5,015
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	14,564	14,582
United Parcel Service 5.125% 4/1/19	20,000	22,227

		170,489

Utilities – 1.36%
AES Gener 144A 5.25% 8/15/21 #	20,000	21,274

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Alabama Power 4.30% 1/2/46	20,000	$21,359
Ameren Illinois
4.15% 3/15/46	20,000	21,312
9.75% 11/15/18	35,000	42,052
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	44,533
American Water Capital
3.40% 3/1/25	15,000	15,818
4.30% 9/1/45	5,000	5,291
Appalachian Power 4.45% 6/1/45	60,000	62,118
Berkshire Hathaway Energy 3.75% 11/15/23	50,000	53,442
Black Hills 3.95% 1/15/26 @	5,000	5,253
Calpine
5.375% 1/15/23	5,000	4,872
5.50% 2/1/24	20,000	19,300
CMS Energy 6.25% 2/1/20	15,000	17,252
ComEd Financing III 6.35% 3/15/33 @	20,000	21,649
Commonwealth Edison 4.35% 11/15/45	15,000	16,449
Consumers Energy 4.10% 11/15/45	5,000	5,293
DTE Energy 144A 3.30% 6/15/22 #	15,000	15,589
Duke Energy
3.75% 4/15/24	20,000	20,945
4.80% 12/15/45	20,000	21,366
Duke Energy Carolinas 3.875% 3/15/46	5,000	5,105
Entergy 4.00% 7/15/22	25,000	26,547
Entergy Louisiana
4.05% 9/1/23	20,000	21,875
4.95% 1/15/45	5,000	5,122
Exelon 144A 3.95% 6/15/25 #	15,000	15,575
Great Plains Energy 4.85% 6/1/21	10,000	10,897
IPALCO Enterprises 5.00% 5/1/18	10,000	10,550
ITC Holdings 3.65% 6/15/24	10,000	10,027
Kansas City Power & Light 3.65% 8/15/25	20,000	20,689
LG&E & KU Energy 4.375% 10/1/21	20,000	21,696

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Louisville Gas & Electric
3.30% 10/1/25	5,000	$5,261
4.375% 10/1/45	10,000	10,934
Metropolitan Edison 144A 4.00% 4/15/25 #	5,000	5,125
MidAmerican Energy 4.25% 5/1/46	5,000	5,379
National Rural Utilities Cooperative Finance
2.70% 2/15/23	15,000	15,249
2.85% 1/27/25	15,000	15,288
4.75% 4/30/43 ●	20,000	19,313
NextEra Energy Capital Holdings
2.40% 9/15/19	15,000	14,967
3.625% 6/15/23	10,000	10,299
NV Energy 6.25% 11/15/20	15,000	17,339
Pennsylvania Electric 5.20% 4/1/20	15,000	15,796
Public Service of Oklahoma 5.15% 12/1/19	70,000	76,592
Puget Energy 6.00% 9/1/21	10,000	11,416
SCANA 4.125% 2/1/22	15,000	15,357
Southern 2.75% 6/15/20	50,000	50,743
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	5,000	5,175
WEC Energy Group 3.55% 6/15/25	15,000	15,613
Westar Energy 3.25% 12/1/25	10,000	10,497
Wisconsin Electric Power 4.30% 12/15/45	10,000	10,928
Xcel Energy 3.30% 6/1/25	65,000	66,783

		981,304

Total Corporate Bonds (cost $5,044,140)		5,196,151

Municipal Bonds – 0.23%

Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	10,000	11,718
Commonwealth of Massachusetts Series A 5.00% 3/1/46	15,000	17,467
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	15,000	17,721

(continues)                                                     37

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Municipal Bonds (continued)

New Jersey Turnpike Authority
Series E 5.00% 1/1/45	10,000	$11,487
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	10,000	11,721
New York City, New York
Series C 5.00% 8/1/26	10,000	12,643
Series C 5.00% 8/1/27	10,000	12,539
New York State Urban Development (Personal Income Tax)
Series A 5.00% 3/15/26	10,000	12,781
Series A 5.00% 3/15/27	5,000	6,306
North Carolina State
Series A 5.00% 6/1/27	20,000	25,932
Texas State Transportation Commission (Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	10,000	11,786
Texas Water Development Board
Series A 5.00% 10/15/45	10,000	11,886

Total Municipal Bonds (cost $162,329)		163,987

Non-Agency Asset-Backed Securities – 0.68%

Ally Master Owner Trust
Series 2014-4 A2 1.43% 6/17/19	25,000	24,992
Bank of America Credit Card Trust
Series 2015-A1 A 0.766% 6/15/20 ●	50,000	50,035
Chase Issuance Trust
Series 2013-A9 A 0.856% 11/16/20 ●	100,000	100,214
Discover Card Execution Note Trust
Series 2015-A1 A1 0.786% 8/17/20 ●	135,000	134,933
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	10,000	9,993
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.998% 7/16/18 ●	10,000	10,001

	Principal		Value
	amount°		(U.S. $)

Non-Agency Asset-Backed Securities (continued)

Nissan Auto Lease Trust
Series 2015-B A2B 0.966% 12/15/17 ●		25,000	$25,020
PFS Financing
Series 2015-AA A 144A 1.056% 4/15/20 #●		100,000	98,721
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #		35,000	34,603

Total Non-Agency Asset-Backed Securities (cost $490,833)			488,512

Non-Agency Collateralized Mortgage Obligations – 0.07%

Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		470	469
Series 2005-6 7A1 5.50% 7/25/20		490	478
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35		8,121	8,075
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36		25,036	25,607
Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿		5,268	5,353
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		3,872	3,930
Series 2006-AR5 2A1 3.10% 4/25/36 ●		9,813	9,138

Total Non-Agency Collateralized Mortgage Obligations (cost $48,772)			53,050

Regional Bonds – 0.05%Δ

Australia – 0.04%
New South Wales Treasury 4.00% 5/20/26	AUD	8,400	7,191
Queensland Treasury 144A 3.25% 7/21/26 #	AUD	26,000	20,351

			27,542

	Principal		Value
	amount°		(U.S. $)

Regional BondsΔ (continued)

Canada – 0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	$9,863

			9,863

Total Regional Bonds (cost $36,962)			37,405

Senior Secured Loans – 1.09% «

Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		24,613	24,741
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22		24,813	24,254
Aramark Tranche E 1st Lien 3.25% 9/7/19		20,375	20,365
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		15,000	14,945
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18		9,359	9,288
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		2,847	2,850
First Data Tranche B 1st Lien
4.182% 7/10/22		40,000	39,821
4.432% 3/24/21		37,510	37,466
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20		50,000	50,000
Gardner Denver 1st Lien 4.25% 7/30/20		24,065	21,839
Gates Global 1st Lien 4.25% 7/6/21		43,906	41,519
HCA Tranche B6 1st Lien 3.683% 3/18/23		40,500	40,724
Hilton Worldwide Finance Tranche B2 1st Lien 3.50% 10/25/20		68,226	68,328
Houghton International 1st Lien 4.00% 12/20/19		86,666	83,200
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		24,004	23,914
Landry’s Tranche B 1st Lien 4.00% 4/24/18		15,697	15,662
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		35,000	35,131
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21		12,513	12,413
Numericable U.S. 1st Lien 4.50% 5/21/20		26,473	26,224

	Principal amount°		Value (U.S. $)

Senior Secured Loans« (continued)

Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		22,902	$22,780
Republic of Angola (Unsecured) 7.045% 12/16/23 @		31,000	25,885
Sensus 2nd Lien 8.50% 5/9/18 @		25,000	24,875
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		15,000	15,001
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		79,051	78,373
USI Tranche B 1st Lien 4.25% 12/27/19		24,192	23,860

Total Senior Secured Loans (cost $789,979)			783,458

Sovereign Bonds – 0.42%Δ

Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD	33,000	27,865

			27,865

Brazil – 0.01%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/23	BRL	44,000	10,368

			10,368

Canada – 0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	3,000	2,711

			2,711

Hungary – 0.01%
Hungary Government International Bond 5.375% 3/25/24		10,000	11,221

			11,221

Mexico – 0.14%
Mexican Bonos
5.75% 3/5/26	MXN	1,651,000	94,299
6.50% 6/9/22	MXN	77,000	4,677

			98,976

Norway – 0.02%
Norway Government Bond 144A 1.50% 2/19/26 #	NOK	105,000	13,045

			13,045

(continues)                                                     39

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Peru – 0.03%
Peruvian Government International Bond
4.125% 8/25/27		12,000	$12,630
144A 6.95% 8/12/31 #	PEN	22,000	6,472

			19,102

Poland – 0.10%
Poland Government Bond
2.50% 7/25/26	PLN	165,000	42,978
3.25% 7/25/25	PLN	105,000	29,371

			72,349

Republic of Korea – 0.03%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	21,548,116	18,890

			18,890

United Kingdom – 0.02%
United Kingdom Gilt
3.25% 1/22/44	GBP	3,500	6,021
3.50% 1/22/45	GBP	4,600	8,300

			14,321

Uruguay – 0.02%
Uruguay Government International Bond 4.375% 10/27/27		14,000	14,420

			14,420

Total Sovereign Bonds (cost $298,154)			303,268

Supranational Banks – 0.18%

Asian Development Bank 0.50% 3/24/20	AUD	8,000	5,598
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	180,000,000	13,475
Inter-American Development Bank 6.00% 9/5/17	INR	1,300,000	19,471
International Bank for Reconstruction & Development
1.625% 3/9/21		20,000	20,145
3.50% 1/22/21	NZD	67,000	47,409
4.625% 10/6/21	NZD	4,000	2,982
International Finance 2.125% 4/7/26		20,000	20,180

Total Supranational Banks (cost $128,760)			129,260

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations – 3.03%

U.S. Treasury Bonds
2.875% 8/15/45	125,000	$131,489
3.00% 11/15/45	90,000	97,165
U.S. Treasury Floating Rate Note 0.403% 10/31/17 ●	360,000	360,058
U.S. Treasury Notes
1.25% 3/31/21	725,000	725,863
1.375% 1/31/21	435,000	438,144
2.25% 11/15/25 ¥	415,000	431,924

Total U.S. Treasury Obligations (cost $2,157,562)		2,184,643

	Number of shares

Preferred Stock – 0.10%

General Electric 5.00% ●	35,000	36,094
Integrys Energy Group 6.00% @●	600	15,844
US Bancorp 3.50% ●	25	19,944

Total Preferred Stock (cost $67,887)		71,882

	Principal amount°

Short-Term Investments – 5.38%

Discount Notes – 3.28%≠
Federal Home Loan Bank
0.32% 4/13/16	136,056	136,047
0.32% 5/20/16	167,573	167,516
0.335% 5/2/16	289,310	289,248
0.338% 4/22/16	258,723	258,692
0.34% 5/19/16	36,279	36,267
0.358% 5/18/16	626,069	625,865
0.37% 4/15/16	76,073	76,067
0.375% 4/21/16	50,409	50,403
0.38% 7/18/16	100,859	100,753
0.385% 6/8/16	220,462	220,337
0.387% 5/27/16	328,291	328,163
0.53% 8/15/16	74,472	74,362

		2,363,720

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 2.10%
Bank of America Merrill Lynch 0.23%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $323,752 (collateralized by U.S. government obligations 2.50% 7/15/16; market value $330,225)	323,750	$323,750
Bank of Montreal 0.29%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $539,588 (collateralized by U.S. government obligations 0.00%–8.75% 5/26/16–11/30/22; market value $550,375)	539,584	539,584
BNP Paribas 0.30%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $651,671 (collateralized by U.S. government obligations 0.00%–4.75% 5/15/16–8/15/44; market value $664,699)	651,666	651,666

		1,515,000

Total Short-Term Investments (cost $3,878,400)		3,878,720

Total Value of Securities – 103.27% (cost $62,634,936)		$74,398,935

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.At March 31, 2016, the aggregate value of Rule 144A securities was $1,798,716, which represents 2.50% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $1,658,905, which represents 2.30% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $81,145, which represents 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security.The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income,often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at March 31, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule.Stated rate in effect at March 31, 2016.

(continues)                                             41

Schedules of investments

Delaware Foundation® Growth Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(18,865)	USD	13,642	4/7/16	$(814)
BAML	CAD	(18,679)	USD	13,875	4/7/16	(509)
BAML	EUR	31,590	USD	(34,421)	4/7/16	1,533
BAML	JPY	664,843	USD	(5,894)	4/7/16	15
BAML	NZD	(37,442)	USD	24,588	4/7/16	(1,282)
BAML	RUB	1,481,535	USD	(21,858)	4/7/16	151
BNP	AUD	(73,333)	USD	52,221	4/7/16	(3,975)
BNP	INR	732,681	USD	(10,965)	4/7/16	85
BNP	NOK	(92,094)	USD	10,147	4/7/16	(982)
BNYM	AUD	(51,489)	USD	39,513	4/1/16	46
BNYM	EUR	(13,328)	USD	15,176	4/1/16	10
BNYM	HKD	275,571	USD	(35,561)	4/1/16	(37)
BNYM	MXN	212,884	USD	(12,323)	4/1/16	(3)
DB	PLN	165,198	USD	(44,360)	4/4/16	(89)
HSBC	GBP	(5,420)	USD	7,522	4/7/16	(264)
JPMC	KRW	(20,878,400)	USD	16,846	4/7/16	(1,376)
JPMC	PLN	(14,935)	USD	3,734	4/7/16	(268)
TD	GBP	(11,013)	USD	15,903	4/7/16	86
TD	JPY	(613,300)	USD	5,438	4/7/16	(12)
TD	MXN	758,108	USD	(44,053)	4/1/16	(179)
TD	NZD	(33,040)	USD	22,657	4/7/16	(172)
UBS	INR	240,507	USD	(3,510)	4/7/16	118

						$(7,918)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) E-mini S&P 500 Index	$(202,573)	$(205,150)	6/20/16	$(2,577)
4 U.S. Treasury 10 yr Notes	515,750	521,562	6/22/16	5,812
2 U.S. Treasury Long Bonds	330,808	328,875	6/22/16	(1,933)

	$643,985			$1,302

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
ICE	JPMC - CDX.NA.HY.25[5]		165,000	5.00%	12/20/20	$(3,498)	$(1,222)
	JPMC - iTraxx® Europe Crossover
ICE	Series 25[6]	EUR	55,000	5.00%	6/20/21	(5,094)	(618)
JPMC	CDX.EM.25[7]		81,000	1.00%	6/20/21	6,856	182

							$(1,658)

Interest Rate Swap Contracts8

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BOA 10 yr	120,000	2.049%	0.629%	1/12/26	$4,438
CME - BOA 30 yr	70,000	2.524%	0.629%	1/12/46	5,916
CME - BOA 30 yr	60,000	2.504%	0.629%	1/12/46	4,788
CME - BOA 30 yr	80,000	2.485%	0.629%	1/14/46	6,032

					$21,174

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $981.

5Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

7Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BOA – Bank of America

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CME – Chicago Mercantile Exchange

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

(continues)                                                     43

Schedules of investments

Delaware Foundation® Growth Allocation Fund

Summary of abbreviations:(continued)

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

March 31, 2016

	Number of shares	Value (U.S. $)
Common Stock – 56.63%
U.S. Markets – 31.88%
Consumer Discretionary – 3.13%
Amazon.com †	300	$ 178,092
Boot Barn Holdings †	4,322	40,627
BorgWarner	2,950	113,280
Buffalo Wild Wings †	170	25,180
Century Communications @=†	25,000	0
Cheesecake Factory	1,865	99,013
Cinemark Holdings	2,130	76,318
Comcast Class A	3,700	225,996
Del Frisco’s Restaurant Group †	7,180	119,044
Discovery Communications Class A †	6,637	190,017
Discovery Communications Class C †	11,974	323,298
Express †	7,710	165,071
Fiesta Restaurant Group †	3,680	120,630
Ford Motor	14,010	189,135
G-III Apparel Group †	3,235	158,159
Jack in the Box	2,125	135,724
Jarden †	2,120	124,974
Johnson Controls	17,200	670,284
L Brands	8,069	708,539
Liberty Global Class A †	4,345	167,283
Liberty Global Class C †	10,652	400,089
Liberty Interactive QVC Group Class A †	42,074	1,062,369
Lowe’s	9,900	749,925
Malibu Boats Class A @†	6,720	110,208
National CineMedia	6,965	105,938
Nordstrom	2,620	149,890
Popeyes Louisiana Kitchen †	2,590	134,835
Shutterfly †	2,840	131,691
Starbucks	2,720	162,384
Steven Madden †	4,905	181,681
Tenneco †	3,370	173,589
Tractor Supply	2,720	246,051
TripAdvisor †	9,980	663,670
Walt Disney	4,780	474,702

		8,577,686

Consumer Staples – 2.21%
Archer-Daniels-Midland	20,200	733,462
Casey’s General Stores	2,910	329,761
CVS Health	10,790	1,119,247
General Mills	2,300	145,705
J&J Snack Foods	1,260	136,433
Kimberly-Clark	1,510	203,110

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Kraft Heinz	10,266	$ 806,497
Mondelez International	17,300	694,076
PepsiCo	3,590	367,903
Procter & Gamble	4,690	386,034
Walgreens Boots Alliance	13,433	1,131,596

		6,053,824

Energy – 1.70%
Bristow Group	825	15,609
California Resources	1,199	1,235
Carrizo Oil & Gas †	4,480	138,522
Chevron	7,700	734,580
ConocoPhillips	17,800	716,806
EOG Resources	1,410	102,338
Exxon Mobil	6,310	527,453
Halliburton	23,070	824,060
Marathon Oil	31,600	352,024
Occidental Petroleum	12,810	876,588
Parsley Energy Class A †	2,850	64,410
PDC Energy †	610	36,265
RigNet †	906	12,394
RSP Permian †	3,100	90,024
Schlumberger	2,170	160,038

		4,652,346

Financials – 6.47%
Aflac	3,570	225,410
Allstate	11,500	774,755
American Equity Investment Life Holding	6,480	108,864
American Tower	2,620	268,209
Ameriprise Financial	1,320	124,093
Apartment Investment & Management	1,525	63,775
AvalonBay Communities	1,100	209,220
Bank of New York Mellon	17,600	648,208
BB&T	20,100	668,727
BBCN Bancorp	7,800	118,482
BlackRock	500	170,285
Boston Properties	1,400	177,912
Brandywine Realty Trust	10,350	145,211
Bryn Mawr Bank	2,265	58,278
Camden Property Trust	450	37,841
Capital One Financial	3,020	209,316
Cardinal Financial	4,955	100,834
Care Capital Properties	606	16,265
Citigroup	6,370	265,947
City Holding	2,926	139,804

(continues)                                                     45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
CoBiz Financial @	5,740	$ 67,847
Cousins Properties	2,925	30,361
Crown Castle International	12,850	1,111,525
DCT Industrial Trust	6,463	255,095
DDR	5,300	94,287
Douglas Emmett	2,925	88,072
Duke Realty	5,750	129,605
EastGroup Properties	1,850	111,685
Empire State Realty Trust	975	17,092
EPR Properties	2,990	199,194
Equinix	2,324	768,570
Equity LifeStyle Properties	800	58,184
Equity One	1,800	51,588
Equity Residential	2,750	206,333
Essex Property Trust	600	140,316
Evercore Partners Class A	5,010	259,267
Extra Space Storage	775	72,431
Federal Realty Investment Trust	425	66,321
First Industrial Realty Trust	3,300	75,042
FirstMerit	6,730	141,667
Flushing Financial @	5,030	108,749
General Growth Properties	6,775	201,421
Great Western Bancorp	5,006	136,514
Highwoods Properties	1,625	77,691
Host Hotels & Resorts	14,500	242,150
Houlihan Lokey	2,835	70,591
Independent Bank	2,135	98,125
Infinity Property & Casualty @	1,315	105,857
Intercontinental Exchange	3,944	927,392
Invesco	5,260	161,850
JPMorgan Chase	6,740	399,143
KeyCorp	14,920	164,717
Kilroy Realty	975	60,323
Kimco Realty	3,550	102,169
Kite Realty Group Trust	5,677	157,310
LaSalle Hotel Properties	5,120	129,587
Lexington Realty Trust	3,525	30,315
Macerich	900	71,316
Mack-Cali Realty	1,708	40,138
Marsh & McLennan	13,300	808,507
National Retail Properties	5,025	232,155
Old National Bancorp	10,240	124,826
Omega Healthcare Investors	1,075	37,948
Pebblebrook Hotel Trust	5,140	149,420
Post Properties	1,050	62,727
Primerica	3,445	153,406

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Prologis	4,025	$ 177,825
Prosperity Bancshares	3,215	149,144
Prudential Financial	1,640	118,441
PS Business Parks	475	47,742
Public Storage	800	220,664
Ramco-Gershenson Properties Trust	10,535	189,946
Raymond James Financial	3,030	144,258
Regency Centers	1,325	99,176
RLJ Lodging Trust	1,725	39,468
Selective Insurance Group @	3,780	138,386
Simon Property Group	2,425	503,648
SL Green Realty	1,175	113,834
Sovran Self Storage	1,440	169,848
Spirit Realty Capital	4,375	49,219
State Street	2,630	153,908
Sterling Bancorp	9,230	147,034
Stifel Financial †	3,870	114,552
Tanger Factory Outlet Centers	1,700	61,863
Taubman Centers	450	32,054
Travelers	2,180	254,428
UDR	2,625	101,141
Umpqua Holdings	7,975	126,484
United Fire Group	2,500	109,550
Urban Edge Properties	775	20,026
Ventas	2,425	152,678
Vornado Realty Trust	1,625	153,449
Webster Financial	4,360	156,524
Wells Fargo	7,570	366,085
Welltower	875	60,673
Western Alliance Bancorp †	4,260	142,199
WSFS Financial	2,405	78,211

		17,722,723

Healthcare – 5.29%
AbbVie	4,830	275,890
Acorda Therapeutics †	3,930	103,949
Air Methods †	4,040	146,329
Alkermes †	2,620	89,578
Allergan †	5,613	1,504,452
Baxalta	17,500	707,000
Biogen †	3,447	897,323
Cardinal Health	8,600	704,770
Catalent †	5,710	152,286
Celgene †	14,925	1,493,843
Cepheid †	3,895	129,937
CONMED	3,295	138,192

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
CryoLife @	8,286	$ 89,075
DENTSPLY SIRONA	9,462	583,143
Express Scripts Holding †	12,160	835,270
Gilead Sciences	3,600	330,696
Insys Therapeutics †	3,700	59,163
Johnson & Johnson	7,300	789,860
Ligand Pharmaceuticals Class B †	1,565	167,596
Medicines †	3,635	115,484
Merck	20,470	1,083,068
Merit Medical Systems †	5,970	110,385
Pfizer	36,482	1,081,326
Prestige Brands Holdings †	2,250	120,128
Quest Diagnostics @	10,500	750,225
Quidel †	5,870	101,316
Retrophin †	4,480	61,197
Spectrum Pharmaceuticals †	11,035	70,183
Team Health Holdings †	2,705	113,096
TESARO †	2,440	107,433
Thermo Fisher Scientific	2,220	314,330
UnitedHealth Group	2,970	382,833
Valeant Pharmaceuticals International †	9,922	260,949
Vanda Pharmaceuticals †	9,425	78,793
Vertex Pharmaceuticals †	1,510	120,030
WellCare Health Plans †	2,000	185,500
West Pharmaceutical Services	3,135	217,318

		14,471,946

Industrials – 3.00%
AAON	6,626	185,528
ABM Industries	1,835	59,289
Actuant Class A	3,380	83,520
Applied Industrial Technologies	3,665	159,061
Barnes Group	4,695	164,466
Columbus McKinnon @	6,173	97,286
Continental Building Products †	7,520	139,571
Eaton	2,320	145,139
ESCO Technologies	4,223	164,613
Essendant	4,310	137,618
Esterline Technologies †	510	32,676
Federal Signal	6,270	83,140
FedEx	1,140	185,501
General Electric	16,610	528,032
Granite Construction	4,003	191,343
Honeywell International	1,990	222,979

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
JB Hunt Transport Services	1,460	$ 122,990
Kadant @	3,580	161,673
Kforce	6,655	130,305
KLX †	2,220	71,351
Lockheed Martin	1,170	259,155
MYR Group †	3,790	95,167
Nielsen Holdings	15,176	799,168
Northrop Grumman	3,800	752,020
On Assignment †	3,865	142,696
Parker-Hannifin	2,400	266,592
Raytheon	6,000	735,780
Republic Services	2,150	102,448
Rockwell Collins	1,260	116,185
Swift Transportation †	3,510	65,391
Tetra Tech	4,375	130,463
Union Pacific	2,950	234,673
United Technologies	2,680	268,268
US Ecology	2,380	105,101
WageWorks †	2,930	148,287
Waste Management	13,300	784,700
XPO Logistics †	4,090	125,563

		8,197,738

Information Technology – 7.92%
Accenture Class A	2,850	328,890
Adobe Systems †	2,280	213,864
Alphabet Class A †	2,026	1,545,635
Alphabet Class C †	1,011	753,144
Analog Devices	1,460	86,417
Anixter International †	1,640	85,460
Apple	6,545	713,340
Applied Micro Circuits †	17,335	111,984
Broadcom	1,270	196,215
CA @	26,245	808,084
Callidus Software †	6,420	107,086
Cisco Systems	36,620	1,042,571
Convergys	5,375	149,264
eBay †	30,850	736,081
Electronic Arts †	15,080	996,939
EMC	9,370	249,711
ExlService Holdings †	3,475	180,005
Facebook Class A †	12,672	1,445,875
GrubHub †	3,495	87,829
Guidewire Software †	2,895	157,720
Infinera †	5,510	88,491
Intel	30,350	981,823
Intuit	5,111	531,595

(continues)                                                     47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
j2 Global	2,590	$ 159,492
MasterCard Class A	11,178	1,056,321
Maxim Integrated Products	6,540	240,541
MaxLinear Class A †	5,230	96,755
Microsemi †	3,165	121,251
Microsoft	27,734	1,531,749
NETGEAR †	2,035	82,153
PayPal Holdings †	28,378	1,095,391
Plantronics	1,960	76,812
Proofpoint †	2,555	137,408
Q2 Holdings †	1,935	46,517
Qlik Technologies †	3,065	88,640
QUALCOMM	30,320	1,550,563
Rofin-Sinar Technologies †	545	17,560
Ruckus Wireless †	5,450	53,465
Sabre	7,530	217,768
salesforce.com †	3,390	250,284
SciQuest @†	7,465	103,614
Semtech †	6,845	150,522
Silicon Laboratories †	1,495	67,215
SS&C Technologies Holdings	1,730	109,717
Synaptics †	2,335	186,193
TeleTech Holdings	3,885	107,848
Tyler Technologies †	1,785	229,569
Visa Class A	18,143	1,387,577
Xerox	68,600	765,576
Yahoo †	4,500	165,645

		21,694,169

Materials – 0.85%
Axalta Coating Systems †	5,630	164,396
Balchem	1,240	76,905
Boise Cascade †	3,150	65,268
Chemtura †	3,235	85,404
Eastman Chemical	3,080	222,468
EI du Pont de Nemours	11,400	721,848
Huntsman	3,880	51,604
Kaiser Aluminum	1,690	142,873
Minerals Technologies	3,045	173,108
Neenah Paper	2,600	165,516
Quaker Chemical	1,570	133,230
WestRock	3,434	134,029
Worthington Industries	5,270	187,823

		2,324,472

Telecommunication Services – 0.84%
AT&T	30,720	1,203,302
Atlantic Tele-Network	1,700	128,911

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Telecommunication Services (continued)
inContact †	14,690	$ 130,594
Verizon Communications	15,500	838,240

		2,301,047

Utilities – 0.47%
Cleco	2,370	130,848
Edison International	11,600	833,924
Laclede Group	1,095	74,186
NorthWestern	2,995	184,941
South Jersey Industries	1,850	52,633

		1,276,532

Total U.S. Markets (cost $58,792,447)		87,272,483

Developed Markets – 17.69%§
Consumer Discretionary – 2.95%
adidas	1,880	220,343
Bayerische Motoren Werke	5,864	538,483
Cie Financiere Richemont Class A	2,650	175,142
Cie Generale des Etablissements Michelin	1,380	141,217
Denso	2,800	112,552
Hennes & Mauritz Class B	4,900	163,389
J Front Retailing	8,300	110,106
Kering	2,245	401,325
LVMH Moet Hennessy Louis Vuitton	760	130,153
Nitori Holdings	7,448	682,295
Publicis Groupe	3,842	269,784
RELX	8,400	146,673
RTL Group	1,744	147,726
Sekisui Chemical	14,600	179,800
Shimano	900	141,064
Singapore Press Holdings	47,700	141,559
Sodexo	1,300	140,146
Sumitomo Electric Industries	10,500	127,722
Sumitomo Rubber Industries	39,900	616,519
Swatch Group	570	197,459
Taylor Wimpey	56,000	153,058
Techtronic Industries	156,000	616,370
Toyota Motor	21,489	1,136,457
USS	6,700	107,038
Volkswagen	600	87,083
Whitbread	2,370	134,795
WPP	9,700	226,668
Yue Yuen Industrial Holdings	245,000	841,686

		8,086,612

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples – 2.57%
Anheuser-Busch InBev	2,100	$ 261,063
Aryzta †	12,692	525,737
Asahi Group Holdings	6,900	215,010
British American Tobacco	5,480	321,910
Carlsberg Class B	7,622	726,293
Chocoladefabriken Lindt & Spruengli Class PC	28	173,553
Coca-Cola Amatil	61,116	414,140
Danone	2,820	200,587
Diageo	10,350	279,689
Heineken	2,500	226,584
Henkel	1,720	169,042
Japan Tobacco	22,200	925,123
Jeronimo Martins	10,000	163,630
Koninklijke Ahold	8,500	191,218
L’Oreal	1,230	220,370
Nestle	6,250	467,019
NH Foods	5,000	110,178
Reckitt Benckiser Group	1,760	170,121
SABMiller	2,450	149,761
Tesco †	172,925	476,361
Treasury Wine Estates	25,000	184,739
Unilever	3,600	163,000
Unilever CVA	4,250	190,469
Woolworths	6,900	116,891

		7,042,488

Energy – 0.44%
Amec Foster Wheeler	11,050	71,418
Idemitsu Kosan	7,100	126,740
Neste	3,650	120,114
Subsea 7 †	5,400	40,885
Suncor Energy	15,600	434,458
TOTAL	9,166	417,825

		1,211,440

Financials – 2.48%
AIA Group	34,200	193,763
AXA	30,824	725,694
Banco Espirito Santo Class R @=†	285,000	0
Bank Leumi Le-Israel BM †	48,650	174,719
Bankia	116,600	110,124
Cheung Kong Property Holdings	16,000	103,025
Commonwealth Bank of Australia	4,900	281,407
Credit Agricole	11,600	125,634

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Financials (continued)
Daito Trust Construction	1,400	$ 198,783
Euronext 144A #	3,150	130,794
ING Groep CVA	47,403	573,381
Intesa Sanpaolo	51,200	141,806
Investor Class B	5,900	208,870
Mitsubishi UFJ Financial Group	173,173	802,432
Nordea Bank	83,833	805,466
Platinum Asset Management	27,600	134,346
Prudential	6,400	119,588
QBE Insurance Group	15,800	132,136
Schroders	3,800	146,431
Seven Bank	31,800	135,626
Sony Financial Holdings	10,700	136,715
Standard Chartered	73,544	499,143
Swire Properties	32,400	87,502
UBS Group	9,250	149,012
UniCredit	148,409	535,332
Westfield	19,400	148,562

		6,800,291

Healthcare – 2.90%
Astellas Pharma	14,700	195,464
Bayer	3,150	370,267
ICON †	2,015	151,327
Indivior	40,000	93,701
Merck	1,680	140,145
Miraca Holdings	3,200	131,503
Novartis	17,254	1,250,693
Novo Nordisk ADR	15,134	820,111
Novo Nordisk Class B	5,550	301,040
QIAGEN †	6,570	146,380
Roche Holding	2,025	498,484
Sanofi	11,802	951,614
Shire	2,750	156,368
Smith & Nephew	8,900	146,745
Sonic Healthcare	9,800	141,079
STADA Arzneimittel	16,718	663,632
Sumitomo Dainippon Pharma	11,800	135,882
Teva Pharmaceutical Industries ADR	30,700	1,642,757

		7,937,192

Industrials – 3.14%
ABB †	5,980	116,546
Aggreko	7,750	119,880
ANDRITZ	2,550	140,019
AP Moeller - Maersk	97	127,240

(continues)                                                     49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Aurizon Holdings	41,400	$ 125,671
Boskalis Westminster	3,100	121,857
Cathay Pacific Airways	50,000	86,499
Cie de Saint-Gobain	3,800	167,469
Deutsche Lufthansa †	7,500	121,229
Deutsche Post	26,485	735,952
East Japan Railway	9,041	780,268
Elbit Systems	1,620	152,544
Experian	9,050	161,826
Fraport	2,440	148,014
Fuji Electric	41,000	141,712
ITOCHU	80,149	987,041
Japan Airlines	4,500	164,814
JTEKT	7,400	95,997
Koninklijke Philips	25,026	712,924
Meggitt	82,622	482,495
Mitsubishi Electric	14,000	146,724
Mitsubishi Heavy Industries	31,000	115,164
Rexel	17,526	250,382
Singapore Airlines	13,000	110,146
Teleperformance	11,787	1,036,244
Travis Perkins	6,600	173,186
Vinci	13,053	972,426
Yamato Holdings	4,900	97,830

		8,592,099

Information Technology – 1.14%
Amadeus IT Holding	3,930	168,548
Brother Industries	10,000	114,976
CGI Group Class A †	24,004	1,147,202
Ericsson Class B	17,050	170,747
Infineon Technologies	15,400	219,133
InterXion Holding †	3,180	109,964
NICE-Systems	1,700	111,561
Omron	4,000	119,063
Playtech	40,267	501,127
SAP	2,375	192,149
Seiko Epson	11,100	179,304
Trend Micro	2,800	102,501

		3,136,275

Materials – 0.99%
Air Liquide	1,520	171,041
Alamos Gold	27,671	146,584
Anglo American ADR	10,100	39,289
Arkema	2,530	189,949
Daicel	9,400	128,457
EMS-Chemie Holding	400	207,374

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Materials (continued)
Johnson Matthey	3,022	$ 119,099
Kuraray	9,400	114,926
Rexam	80,488	732,910
Rio Tinto	12,164	341,636
Shin-Etsu Chemical	2,300	119,021
South32 †	101,000	113,423
Umicore	3,360	167,271
Yamana Gold	37,883	114,925

		2,705,905

Telecommunication Services – 0.86%
BT Group	34,100	215,740
Deutsche Telekom	14,260	255,972
KDDI	7,400	197,649
Nippon Telegraph & Telephone	25,886	1,115,068
Tele2 Class B	60,286	559,177

		2,343,606

Utilities – 0.22%
Hokuriku Electric Power	6,200	87,757
National Grid	25,238	357,841
Tokyo Gas	31,000	144,526

		590,124

Total Developed Markets (cost $41,915,817)		48,446,032

Emerging Markets X – 7.06%
Consumer Discretionary – 0.39%
Arcos Dorados Holdings Class A @†	17,900	67,125
Grupo Televisa ADR	15,250	418,765
Hyundai Motor	990	132,017
Mahindra & Mahindra	11,757	214,945
Qunar Cayman Islands ADR †	1,800	71,460
Woolworths Holdings	26,807	162,817

		1,067,129

Consumer Staples – 0.98%
Anadolu Efes Biracilik Ve Malt Sanayii	24,923	189,633
BRF ADR	10,560	150,163
China Mengniu Dairy	92,000	146,349
Cia Brasileira de Distribuicao ADR	5,100	70,941
Cia Cervecerias Unidas ADR	5,900	132,455
Fomento Economico Mexicano ADR	3,125	300,969
Hypermarcas †	53,600	417,691

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Lotte Chilsung Beverage	186	$ 295,850
Lotte Confectionery @	124	278,447
Tingyi Cayman Islands Holding	103,816	116,030
Tsingtao Brewery	20,162	76,543
Uni-President China Holdings @	385,000	307,212
Wal-Mart de Mexico Class V	81,672	193,341

		2,675,624

Energy – 1.05%
Cairn India	29,953	69,588
China Petroleum & Chemical	198,850	130,476
CNOOC ADR	1,040	121,742
Gazprom ADR	47,209	203,612
Lukoil ADR	5,200	200,980
PetroChina ADR	1,600	106,080
Petroleo Brasileiro ADR †	38,800	226,592
Polski Koncern Naftowy Orlen	8,293	164,251
PTT Foreign	21,291	169,456
Reliance Industries GDR 144A #	35,054	1,074,405
Rosneft GDR	27,910	126,767
Sasol ADR	4,700	138,838
Tambang Batubara Bukit Asam Persero	113,200	53,569
YPF ADR	4,900	87,612

		2,873,968

Financials – 1.13%
Akbank	86,818	247,101
Banco Santander Brasil ADR	33,150	154,147
Bangkok Bank	40,061	204,974
China Construction Bank	351,449	224,261
Etalon Group GDR 144A #@=	16,400	30,176
Grupo Financiero Banorte Class O	22,600	128,075
ICICI Bank ADR	33,900	242,724
Industrial & Commercial Bank of China	423,800	237,103
Itau Unibanco Holding ADR	28,382	243,801
KB Financial Group ADR	8,889	245,248
Powszechna Kasa Oszczednosci Bank Polski †	9,437	70,312
Reliance Capital	17,088	95,049
Remgro	10,165	172,252
Samsung Life Insurance	2,959	304,025
Sberbank of Russia @=	112,564	184,130

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials (continued)
Shinhan Financial Group	6,232	$ 220,703
UEM Sunrise	298,319	87,167

		3,091,248

Industrials – 0.15%
Gol Linhas Aereas Inteligentes ADR	2,910	21,912
KCC	972	353,578
Rumo Logistica Operadora Multimodal †	5,106	4,729
Santos Brasil Participacoes	7,500	27,450

		407,669

Information Technology – 1.79%
Baidu ADR †	5,900	1,126,192
Hon Hai Precision Industry	126,071	332,178
LG Display ADR	13,100	149,733
MediaTek	22,000	168,842
Samsung Electronics	1,220	1,399,650
Samsung SDI	1,078	93,321
SINA †	5,500	260,535
Sohu.com @†	8,100	401,274
Taiwan Semiconductor Manufacturing	70,069	352,696
Taiwan Semiconductor Manufacturing ADR	12,700	332,740
United Microelectronics	361,000	149,183
WNS Holdings ADR @†	4,430	135,735

		4,902,079

Materials – 0.48%
Anglo American Platinum †	3,426	83,976
Braskem ADR	14,775	190,745
Cemex ADR †	22,596	164,499
Cemex Latam Holdings †	11,556	48,527
Gerdau @	11,000	14,501
Gerdau ADR	14,400	25,632
Impala Platinum Holdings †	6,237	19,855
Nine Dragons Paper Holdings	144,000	108,965
Siam Cement NVDR	6,200	82,126
Siam Cement-Foreign	7,800	103,764
Sociedad Quimica y Minera de Chile ADR	4,600	94,530
UltraTech Cement	5,794	282,493
Vale ADR	21,125	88,936

		1,308,549

Telecommunication Services – 1.09%
America Movil Class L ADR	10,000	155,300
China Mobile	37,921	422,602

(continues)                                                     51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
China Mobile ADR	6,525	$ 361,811
KT ADR †	9,850	132,187
MegaFon GDR	10,498	115,478
Mobile TeleSystems ADR	8,800	71,192
Reliance Communications †	48,791	36,839
SK Telecom ADR	39,000	786,630
Telefonica Brasil ADR	23,505	293,577
Tim Participacoes ADR	26,500	293,090
Turkcell Iletisim Hizmetleri ADR	11,550	121,391
Vodacom Group	18,905	205,559

		2,995,656

Total Emerging Markets (cost $20,488,646)		19,321,922

Total Common Stock (cost $121,196,910)		155,040,437

Convertible Preferred Stock – 0.13%
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	38	43,244
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	800	85,760
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	500	24,615
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	47	1,621
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	45	61,200
Maiden Holdings 7.25% exercise price $15.17, expiration date 9/15/16	1,133	55,041
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	540	35,748
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	50	60,251

Total Convertible Preferred Stock (cost $386,303)		367,480

	Number of shares	Value (U.S. $)
Exchange-Traded Funds – 0.13%
iShares MSCI EAFE Growth Index ETF	3,365	$ 221,451
iShares MSCI EAFE Index ETF	1,005	57,416
Vanguard FTSE Developed Markets ETF	1,800	64,548

Total Exchange-Traded Funds (cost $331,499)		343,415

	Principal amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.045% 9/26/33 f	56,581	63,727
Fannie Mae REMIC Trust
Series 2002-W11 AV1 0.773% 11/25/32 ●	4,086	3,989

Total Agency Asset-Backed Securities (cost $60,210)		67,716

Agency Collateralized Mortgage Obligations – 0.85%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	20,243	22,953
Series 2003-26 AT 5.00% 11/25/32	13,263	13,417
Series 2005-70 PA 5.50% 8/25/35	10,269	11,673
Series 2008-15 SB 6.167% 8/25/36 ●S	26,922	5,654
Series 2010-41 PN 4.50% 4/25/40	120,000	131,622
Series 2010-43 HJ 5.50% 5/25/40	15,250	17,305
Series 2010-96 DC 4.00% 9/25/25	3,630	3,862
Series 2010-129 SM 5.567% 11/25/40 ●S	155,862	25,730
Series 2011-15 SA 6.627% 3/25/41 ●S	157,568	33,897
Series 2012-98 MI 3.00% 8/25/31 S	222,404	22,598
Series 2012-122 SD 5.667% 11/25/42 ●S	282,002	65,073
Series 2013-26 ID 3.00% 4/25/33 S	218,560	28,645
Series 2013-38 AI 3.00% 4/25/33 S	208,386	26,681
Series 2013-43 IX 4.00% 5/25/43 S	583,082	135,989

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 S	656,445	$ 85,490
Series 2013-55 AI 3.00% 6/25/33 S	247,480	32,355
Series 2014-36 ZE 3.00% 6/25/44	100,364	94,287
Series 2014-68 BS 5.717% 11/25/44 ●S	214,432	41,602
Series 2014-90 SA 5.717% 1/25/45 ●S	601,206	132,451
Series 2015-27 SA 6.017% 5/25/45 ●S	90,993	20,101
Series 2015-44 Z 3.00% 9/25/43	171,818	168,447
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	14,450	16,299
Series 4065 DE 3.00% 6/15/32	30,000	31,457
Series 4109 AI 3.00% 7/15/31 S	87,864	9,069
Series 4120 IK 3.00% 10/15/32 S	321,664	40,236
Series 4146 IA 3.50% 12/15/32 S	170,283	25,773
Series 4159 KS 5.714% 1/15/43 ●S	146,778	35,729
Series 4181 DI 2.50% 3/15/33 S	102,680	11,744
Series 4185 LI 3.00% 3/15/33 S	161,337	21,496
Series 4191 CI 3.00% 4/15/33 S	77,054	9,490
Series 4435 DY 3.00% 2/15/35	142,000	144,970
Freddie Mac Strips
Series 267 S5 5.564% 8/15/42 ●S	216,510	46,538
Series 299 S1 5.564% 1/15/43 ●S	165,126	36,763
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.233% 5/25/28 ●	250,000	251,107
GNMA
Series 2010-113 KE 4.50% 9/20/40	295,000	333,971

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-133 AL 3.00% 5/20/45	188,000	$ 186,067

Total Agency Collateralized Mortgage Obligations (cost $2,365,659)		2,320,541

Agency Mortgage-Backed Securities – 11.11%
Fannie Mae 6.50% 8/1/17	2,915	2,964
Fannie Mae ARM
2.411% 5/1/43 ●	70,905	72,753
2.553% 6/1/43 ●	24,420	25,100
2.913% 7/1/45 ●	33,368	34,476
3.204% 4/1/44 ●	73,913	77,209
3.241% 3/1/44 ●	96,187	100,679
3.276% 9/1/43 ●	63,398	66,358
Fannie Mae Relocation 30 yr 5.00% 1/1/36	2,457	2,684
Fannie Mae S.F. 15 yr
2.50% 10/1/27	11,797	12,167
2.50% 12/1/27	30,188	31,138
2.50% 4/1/28	18,631	19,283
2.50% 9/1/28	42,155	43,707
3.00% 9/1/30	95,117	99,581
3.00% 2/1/31	24,764	25,931
3.00% 3/1/31	41,000	42,942
3.50% 7/1/26	60,038	63,417
4.00% 4/1/24	17,368	18,482
4.00% 5/1/25	29,433	31,380
4.00% 7/1/25	65,932	70,474
4.00% 11/1/25	142,574	152,210
4.00% 12/1/26	49,291	52,691
4.00% 1/1/27	306,678	327,309
4.00% 5/1/27	112,843	120,770
4.00% 8/1/27	60,545	64,699
4.50% 4/1/18	3,211	3,320
5.00% 9/1/18	5,780	5,973
5.50% 6/1/22	1,743	1,774
Fannie Mae S.F. 20 yr
3.00% 2/1/33	8,175	8,520
3.00% 8/1/33	63,214	66,000
3.00% 1/1/36	245,256	254,088
3.50% 4/1/33	10,952	11,581
3.50% 9/1/33	46,195	49,224
4.00% 1/1/31	14,036	15,118
4.00% 2/1/31	42,396	45,674
Fannie Mae S.F. 30 yr
3.00% 7/1/42	59,796	61,468

(continues)                                                     53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 10/1/42	36,659	$ 37,745
3.00% 12/1/42	157,260	161,676
3.00% 2/1/43	40,305	41,437
3.00% 5/1/43	155,194	159,536
4.50% 6/1/38	54,758	59,866
4.50% 4/1/39	78,685	85,627
4.50% 6/1/39	264,393	288,097
4.50% 9/1/39	19,633	21,409
4.50% 11/1/39	58,595	64,631
4.50% 4/1/40	10,397	11,347
4.50% 2/1/41	242,850	265,097
4.50% 7/1/41	35,052	38,251
4.50% 8/1/41	90,256	100,050
4.50% 10/1/41	70,249	76,707
4.50% 12/1/41	163,767	178,642
4.50% 1/1/42	97,416	106,104
4.50% 9/1/42	653,972	714,192
4.50% 1/1/43	102,727	112,012
4.50% 9/1/43	85,797	93,583
4.50% 5/1/44	630,501	688,077
4.50% 6/1/44	443,317	483,859
4.50% 10/1/44	330,908	361,388
4.50% 1/1/45	244,379	265,890
4.50% 2/1/45	727,199	793,748
5.00% 10/1/35	11,940	13,234
5.00% 11/1/35	24,226	26,842
5.00% 4/1/37	14,902	16,521
5.50% 12/1/32	2,798	3,166
5.50% 2/1/33	37,112	41,949
5.50% 4/1/34	14,890	16,849
5.50% 11/1/34	15,583	17,638
5.50% 12/1/34	109,156	123,618
5.50% 3/1/35	31,155	35,263
5.50% 4/1/35	70,687	79,922
5.50% 5/1/35	24,883	28,180
5.50% 6/1/35	10,876	12,307
5.50% 1/1/36	58,596	66,357
5.50% 4/1/36	32,761	36,937
5.50% 5/1/36	6,947	7,847
5.50% 7/1/36	64,073	72,555
5.50% 9/1/36	60,859	68,871
5.50% 11/1/36	10,906	12,258
5.50% 1/1/37	45,500	50,999
5.50% 2/1/37	10,490	11,798
5.50% 4/1/37	93,733	105,435
5.50% 8/1/37	39,816	45,044
5.50% 9/1/37	55,451	62,348
5.50% 1/1/38	1,073	1,208

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/38	31,058	$ 35,034
5.50% 3/1/38	25,422	28,813
5.50% 6/1/38	108,437	121,849
5.50% 7/1/38	18,966	21,343
5.50% 9/1/38	149,248	168,763
5.50% 1/1/39	71,406	80,782
5.50% 2/1/39	160,769	181,617
5.50% 10/1/39	128,162	144,127
5.50% 3/1/40	186,602	211,360
5.50% 7/1/40	93,734	105,831
5.50% 3/1/41	283,286	320,574
5.50% 9/1/41	736,236	829,345
6.00% 5/1/36	41,204	46,959
6.00% 6/1/36	4,887	5,583
6.00% 12/1/36	5,290	6,054
6.00% 2/1/37	16,483	18,810
6.00% 5/1/37	40,410	46,054
6.00% 6/1/37	3,003	3,462
6.00% 7/1/37	2,727	3,107
6.00% 8/1/37	54,214	62,138
6.00% 9/1/37	5,779	6,600
6.00% 11/1/37	921	1,050
6.00% 5/1/38	90,378	103,117
6.00% 9/1/38	95,663	109,520
6.00% 10/1/38	7,371	8,405
6.00% 11/1/38	13,095	15,058
6.00% 1/1/39	25,873	29,482
6.00% 9/1/39	222,587	253,951
6.00% 10/1/39	180,700	208,369
6.00% 3/1/40	23,107	26,377
6.00% 7/1/40	85,996	98,102
6.00% 9/1/40	20,093	22,896
6.00% 11/1/40	8,557	9,875
6.00% 5/1/41	126,380	144,511
6.00% 6/1/41	84,544	96,580
6.00% 7/1/41	342,698	391,017
6.50% 2/1/36	17,412	21,090
7.50% 6/1/31	13,595	17,014
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	9,111,000	9,326,674
3.00% 6/1/46	4,035,000	4,121,961
4.50% 4/1/46	1,670,000	1,817,169
4.50% 6/1/46	259,000	281,167
Freddie Mac ARM
2.498% 7/1/36 ●	13,263	13,825
2.523% 1/1/44 ●	177,495	182,319
2.57% 4/1/34 ●	5,110	5,414

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.781% 10/1/45 ●	42,525	$ 43,886
2.83% 9/1/45 ●	259,033	267,624
2.944% 10/1/45 ●	66,676	68,991
2.955% 11/1/44 ●	24,293	25,215
3.107% 3/1/46 ●	92,000	95,459
Freddie Mac S.F. 15 yr
4.00% 12/1/24	22,522	23,807
4.00% 5/1/25	8,202	8,758
4.00% 8/1/25	19,173	20,419
4.50% 8/1/24	50,040	53,665
4.50% 9/1/26	27,880	29,912
5.00% 6/1/18	6,421	6,630
Freddie Mac S.F. 20 yr
3.50% 1/1/34	76,750	80,943
3.50% 9/1/35	57,845	60,949
4.00% 8/1/35	14,560	15,698
4.00% 10/1/35	72,716	78,261
Freddie Mac S.F. 30 yr
3.00% 10/1/42	69,936	71,831
3.00% 11/1/42	78,886	81,345
4.50% 4/1/39	11,353	12,518
4.50% 10/1/39	63,432	69,029
4.50% 4/1/41	157,061	171,272
5.50% 3/1/34	6,252	7,024
5.50% 12/1/34	5,692	6,419
5.50% 6/1/36	3,773	4,240
5.50% 11/1/36	7,722	8,619
5.50% 12/1/36	1,788	2,001
5.50% 9/1/37	6,835	7,643
5.50% 4/1/38	22,949	25,690
5.50% 6/1/38	4,586	5,133
5.50% 7/1/38	24,261	27,110
5.50% 6/1/39	24,197	27,085
5.50% 3/1/40	20,477	22,908
5.50% 8/1/40	22,167	24,800
5.50% 1/1/41	20,863	23,299
5.50% 6/1/41	599,162	671,996
6.00% 2/1/36	12,495	14,338
6.00% 3/1/36	16,117	18,515
6.00% 1/1/38	7,243	8,231
6.00% 6/1/38	20,471	23,289
6.00% 8/1/38	45,244	52,197
6.00% 5/1/40	39,598	45,216
6.00% 7/1/40	40,688	46,364
6.50% 4/1/39	31,416	35,764
7.00% 11/1/33	13,499	16,473

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr 5.00% 6/15/40	11,480	$ 12,746

Total Agency Mortgage-Backed Securities (cost $30,161,914)		30,423,721

Collateralized Debt Obligations – 0.65%
Avery Point III CLO
Series 2013-3A A 144A 2.02% 1/18/25 #●	250,000	246,153
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.114% 7/20/26 #●	500,000	494,933
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.088% 5/15/25 #●	250,000	247,874
Cent CLO 21
Series 2014-21A A1B 144A 2.011% 7/27/26 #●	250,000	247,156
Magnetite IX
Series 2014-9A A1 144A 2.039% 7/25/26 #●	285,000	282,461
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.042% 7/15/27 #●	250,000	247,417

Total Collateralized Debt Obligations (cost $1,782,091)		1,765,994

Commercial Mortgage-Backed Securities – 2.57%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	56,203	56,252
Series 2007-4 AM 5.808% 2/10/51 ●	80,000	83,045
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	55,000	57,023
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A 3.759% 4/15/44 #	709	709
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.705% 12/10/49 ●	60,000	60,609

(continues)                                                     55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	115,000	$ 121,504
Series 2015-GC27 A5 3.137% 2/10/48	135,000	137,508
Series 2016-P3 A4 3.329% 4/15/49	95,000	98,355
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	95,000	96,547
Series 2014-CR16 A4 4.051% 4/10/47	155,000	169,780
Series 2014-CR19 A5 3.796% 8/10/47	140,000	151,284
Series 2014-CR20 A4 3.59% 11/10/47	50,000	53,236
Series 2014-CR20 AM 3.938% 11/10/47	215,000	228,418
Series 2015-3BP A 144A 3.178% 2/10/35 #	300,000	308,905
Series 2015-CR23 A4 3.497% 5/10/48	150,000	157,940
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	50,000	50,753
DBJPM
Series 2016-C1 A4 3.276% 5/10/49	50,000	51,500
DBUBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #●	130,000	142,223
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	45,000	49,328
Series 2011-K15 B 144A 4.949% 8/25/44 #●	10,000	10,874
Series 2012-K18 B 144A 4.255% 1/25/45 #●	50,000	52,756
Series 2012-K22 B 144A 3.686% 8/25/45 #●	95,000	95,131
Series 2012-K22 C 144A 3.686% 8/25/45 #●	70,000	66,831
Series 2012-K23 C 144A 3.656% 10/25/45 #●	40,000	37,863
Series 2012-K707 B 144A 3.883% 1/25/47 #●	35,000	35,853
Series 2012-K708 B 144A 3.751% 2/25/45 #●	120,000	123,493
Series 2012-K708 C 144A 3.751% 2/25/45 #●	25,000	24,869

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.618% 11/25/45 #●	75,000	$ 69,800
Series 2013-K26 C 144A 3.599% 12/25/45 #●	45,000	41,532
Series 2013-K30 C 144A 3.557% 6/25/45 #●	75,000	67,937
Series 2013-K31 C 144A 3.628% 7/25/46 #●	125,000	116,262
Series 2013-K33 B 144A 3.503% 8/25/46 #●	80,000	80,297
Series 2013-K33 C 144A 3.503% 8/25/46 #●	25,000	21,903
Series 2013-K35 C 144A 3.942% 8/25/23 #●	20,000	17,984
Series 2013-K712 B 144A 3.369% 5/25/45 #●	135,000	135,595
Series 2013-K713 B 144A 3.165% 4/25/46 #●	135,000	134,558
Series 2013-K713 C 144A 3.165% 4/25/46 #●	135,000	133,094
Series 2014-K716 C 144A 3.953% 8/25/47 #●	55,000	55,652
Series 2015-K47 B 144A 3.60% 6/25/48 #●	30,000	25,800
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	105,263
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	615,000	672,041
Series 2014-GC24 A5 3.931% 9/10/47	150,000	162,340
Series 2015-GC32 A4 3.764% 7/10/48	70,000	74,966
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	100,000	100,132
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	150,000	150,194
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	265,000	265,638
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	46,508	46,247
Series 2014-C22 B 4.561% 9/15/47 ●	35,000	36,394
Series 2015-C33 A4 3.77% 12/15/48	160,000	171,493

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.499% 8/12/37 ●	40,000	$ 43,320
Series 2005-LDP5 D 5.529% 12/15/44 ●	65,000	64,853
Series 2006-LDP8 AM 5.44% 5/15/45	525,000	529,440
Series 2013-LC11 B 3.499% 4/15/46	85,000	86,288
Series 2015-JP1 A5 3.914% 1/15/49	85,000	91,984
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	5,316	5,331
Series 2006-C6 AJ 5.452% 9/15/39 ●	133,000	130,323
Series 2006-C6 AM 5.413% 9/15/39	115,000	116,356
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	210,000	224,543
Series 2015-C26 A5 3.531% 10/15/48	120,000	126,266
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.19% 11/14/42 ●	45,193	45,122
Series 2006-HQ10 B 5.448% 11/12/41 ●	200,000	193,001
Series 2006-TOP23 A4 5.891% 8/12/41 ●	23,196	23,240
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	60,000	61,951
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	84,944

Total Commercial Mortgage-Backed Securities (cost $7,051,263)		7,034,673

Convertible Bonds – 0.73%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	106,000	100,435
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	74,000	75,943

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	114,000	$ 119,273
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	49,000	37,240
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/15/18 #@	66,000	65,587
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	46,000	44,649
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	56,000	51,520
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	68,000	60,733
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	38,000	45,125
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	37,000	34,341
General Cable 4.50% exercise price $32.77, maturity date 11/15/29 @f	73,000	40,150
Gilead Sciences 1.625% exercise price $22.33, maturity date 5/1/16	17,000	69,955
HealthSouth 2.00% exercise price $38.08, maturity date 12/1/43	64,000	71,200
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	51,000	40,417
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	33,000	42,735
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	66,000	64,474
inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22 #	71,000	65,941

(continues)                                                     57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	22,000	$ 31,377
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	157,000	154,645
Liberty Interactive 144A 1.00% exercise price $64.06, maturity date 9/30/43 #	77,000	66,413
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	80,000	75,200
Microchip Technology 1.625% exercise price $66.05, maturity date 2/15/25	30,000	31,013
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	35,000	34,038
Novellus Systems 2.625% exercise price $34.23, maturity date 5/15/41	36,000	87,885
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	39,000	43,339
PROS Holdings 144A 2.00% exercise price $33.79, maturity date 12/1/19 #	80,000	61,900
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	45,000	40,134
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	84,000	84,683
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	70,000	67,813
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	12,000	9,450
Vector Group 1.75% exercise price $24.64, maturity date 4/15/20 ●	60,000	66,638
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●	26,000	38,958

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @		90,000	$ 86,232

Total Convertible Bonds (cost $2,048,057)			2,009,436

Corporate Bonds – 15.16%
Banking – 2.57%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	51,000	40,090
Banco Nacional de Comercio Exterior 144A 4.375% 10/14/25 #		200,000	201,900
Bank Nederlandse Gemeenten 5.25% 5/20/24	AUD	24,000	21,193
Bank of America
2.625% 10/19/20		400,000	403,216
4.45% 3/3/26		265,000	273,546
Bank of New York Mellon
2.15% 2/24/20		25,000	25,193
2.50% 4/15/21		235,000	239,808
BB&T 5.25% 11/1/19		169,000	185,543
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	164,625
Branch Banking & Trust 3.625% 9/16/25		250,000	262,175
Citizens Financial Group 4.30% 12/3/25		105,000	108,752
City National 5.25% 9/15/20		100,000	112,254
Compass Bank 3.875% 4/10/25		250,000	234,916
Cooperatieve Rabobank
2.50% 9/4/20	NOK	80,000	10,146
2.50% 1/19/21		250,000	252,509
Fifth Third Bancorp 2.875% 7/27/20		50,000	50,822
Fifth Third Bank 3.85% 3/15/26		200,000	205,299
Goldman Sachs Group 5.20% 12/17/19	NZD	20,000	14,450
Huntington Bancshares 3.15% 3/14/21		50,000	50,859
JPMorgan Chase
1.251% 1/28/19 ●		45,000	44,820
3.30% 4/1/26		215,000	217,015
4.25% 11/2/18	NZD	110,000	77,653
4.25% 10/1/27		90,000	93,825
6.75% 8/29/49 ●		115,000	126,414

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
KeyBank 2.35% 3/8/19		260,000	$262,467
Lloyds Banking Group 4.65% 3/24/26		200,000	198,605
Morgan Stanley
3.875% 1/27/26		325,000	339,735
3.95% 4/23/27		15,000	15,049
5.00% 9/30/21	AUD	24,000	19,433
National City Bank 1.006% 6/7/17 ●		250,000	248,268
PNC Bank 2.60% 7/21/20		270,000	276,098
Royal Bank of Scotland Group 4.80% 4/5/26		200,000	201,162
State Street
2.55% 8/18/20		115,000	118,512
3.10% 5/15/23		65,000	65,692
3.55% 8/18/25		130,000	138,488
SunTrust Banks
2.35% 11/1/18		50,000	50,377
2.90% 3/3/21		60,000	60,945
Swedbank 144A
2.65% 3/10/21 #		200,000	202,447
Toronto-Dominion Bank
2.125% 4/7/21		95,000	94,839
2.50% 12/14/20		135,000	137,536
UBS Group Funding Jersey 144A 4.125% 4/15/26 #		300,000	300,417
USB Capital IX 3.50% 10/29/49 @●		235,000	174,194
Wells Fargo
2.50% 3/4/21		115,000	116,533
2.55% 12/7/20		90,000	91,710
Woori Bank
144A 2.875% 10/2/18 #		200,000	205,238
144A 4.75% 4/30/24 #		200,000	210,538
Zions Bancorporation 4.50% 6/13/23		100,000	102,475

			7,047,781

Basic Industry – 0.95%
Ball 5.25% 7/1/25		85,000	89,569
BHP Billiton Finance 3.00% 3/30/20	AUD	10,000	7,461
Cemex 144A 7.25% 1/15/21 #		200,000	208,500
CF Industries 6.875% 5/1/18		195,000	212,270
Dow Chemical 8.55% 5/15/19		611,000	727,298
Georgia-Pacific 8.00% 1/15/24		270,000	348,659

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Gerdau Holdings 144A 7.00% 1/20/20 #		100,000	$96,750
INVISTA Finance 144A 4.25% 10/15/19 #		135,000	130,275
Lundin Mining 144A 7.50% 11/1/20 #		65,000	62,400
Masco 3.50% 4/1/21		150,000	151,875
Methanex 4.25% 12/1/24		80,000	66,920
OCP 144A 4.50% 10/22/25 #		200,000	191,817
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #		30,000	31,313
PolyOne 5.25% 3/15/23		60,000	60,000
PPG Industries 2.30% 11/15/19		80,000	81,201
Southern Copper 5.875% 4/23/45		105,000	93,688
WR Grace 144A 5.125% 10/1/21 #		30,000	31,275

			2,591,271

Capital Goods – 0.18%
Embraer Netherlands Finance 5.05% 6/15/25		70,000	61,863
Fortune Brands Home & Security 3.00% 6/15/20		65,000	65,858
Lockheed Martin
2.50% 11/23/20		40,000	41,014
3.55% 1/15/26		90,000	95,527
Parker-Hannifin 3.30% 11/21/24		10,000	10,532
TransDigm 6.50% 7/15/24		60,000	59,832
Union Andina de Cementos 144A 5.875% 10/30/21 #		150,000	150,750

			485,376

Consumer Cyclical – 0.96%
American Axle & Manufacturing 6.25% 3/15/21		90,000	93,263
CDK Global 4.50% 10/15/24		75,000	74,417
CVS Health
3.875% 7/20/25		55,000	59,466
144A 5.00% 12/1/24 #		70,000	80,390
Daimler 2.75% 12/10/18	NOK	210,000	26,363
Ford Motor 7.45% 7/16/31		108,000	141,056
Ford Motor Credit 3.336% 3/18/21		200,000	206,043
General Motors Financial 3.45% 4/10/22		185,000	181,890

(continues)                                                     59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
General Motors Financial
4.375% 9/25/21		30,000	$31,043
5.25% 3/1/26		80,000	83,833
Home Depot
2.00% 4/1/21		95,000	96,019
3.00% 4/1/26		165,000	173,432
Host Hotels & Resorts
3.75%10/15/23		70,000	68,406
4.50% 2/1/26		55,000	55,721
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	80,229
144A 2.55% 2/6/19 #		50,000	50,355
144A 3.00% 3/18/21 #		45,000	45,585
Lear 5.25% 1/15/25		135,000	140,569
Marriott International 3.375% 10/15/20		105,000	108,724
Nemak 144A 5.50% 2/28/23 #		200,000	206,500
Newell Rubbermaid 3.85% 4/1/23		15,000	15,580
O’Reilly Automotive 3.55% 3/15/26		60,000	61,856
QVC 5.45% 8/15/34		85,000	75,355
Sally Holdings 5.75% 6/1/22		5,000	5,256
Signet UK Finance 4.70% 6/15/24		220,000	218,370
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		80,000	83,157
4.50% 10/1/34 @		20,000	19,181
Toyota Finance Australia 2.25% 8/31/16	NOK	130,000	15,761
Toyota Motor Credit 2.80% 7/13/22		120,000	124,398

			2,622,218

Consumer Non-Cyclical – 1.52%
Anheuser-Busch InBev Finance 3.65% 2/1/26		700,000	737,022
AstraZeneca 3.375% 11/16/25		160,000	165,937
Becton Dickinson 6.375% 8/1/19		165,000	188,171
Campbell Soup 3.30% 3/19/25		140,000	144,861
Celgene 3.25% 8/15/22		15,000	15,512
DaVita HealthCare Partners 5.00% 5/1/25		235,000	233,237
ENA Norte Trust 144A 4.95% 4/25/23 #		213,991	218,270

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
HCA 5.375% 2/1/25	190,000	$192,316
HealthSouth
5.125% 3/15/23	30,000	30,037
5.75% 11/1/24	20,000	20,360
5.75% 9/15/25	25,000	25,387
JB 144A 3.75% 5/13/25 #	150,000	151,296
JBS USA
144A 5.75% 6/15/25 #	145,000	127,600
144A 5.875% 7/15/24 #	30,000	27,225
Johnson & Johnson 3.70% 3/1/46	45,000	47,375
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	140,000	124,250
NuVasive 144A 2.25% 3/15/21 #	38,000	40,850
PepsiCo
2.85% 2/24/26	150,000	154,092
4.45% 4/14/46	45,000	50,302
Perrigo Finance Unlimited 3.50% 12/15/21	200,000	204,117
Prestige Brands 144A 5.375% 12/15/21 #	75,000	76,313
Reynolds American
4.00% 6/12/22	115,000	125,143
4.45% 6/12/25	260,000	286,595
Stryker
2.625% 3/15/21	95,000	96,985
3.50% 3/15/26	35,000	36,346
Sysco 3.30% 7/15/26	245,000	249,033
Tenet Healthcare 4.50% 4/1/21	90,000	90,900
Total System Services
3.80% 4/1/21	30,000	30,887
4.80% 4/1/26	125,000	129,231
Zimmer Biomet Holdings 3.375% 11/30/21	155,000	159,560

		4,179,210

Energy – 0.79%
AmeriGas Finance 7.00% 5/20/22	60,000	61,800
Dominion Gas Holdings 4.60% 12/15/44	150,000	147,908
Energy Transfer Partners
4.75% 1/15/26	45,000	40,972
9.70% 3/15/19	95,000	105,114
EnLink Midstream Partners 4.15% 6/1/25	35,000	27,207

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Enterprise Products Operating
3.70% 2/15/26	40,000	$39,314
7.034% 1/15/68 ●	25,000	25,413
Murphy Oil USA 6.00% 8/15/23	160,000	166,400
NiSource Finance 6.125% 3/1/22	115,000	135,102
Noble Energy 5.05% 11/15/44	85,000	72,647
Occidental Petroleum
3.40% 4/15/26	75,000	75,810
4.40% 4/15/46	85,000	85,763
Petrobras Global Finance
4.875% 3/17/20	30,000	25,041
5.875% 3/1/18	70,000	67,361
Petroleos Mexicanos
3.50% 7/23/20	55,000	54,038
6.50% 6/2/41	25,000	23,663
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	201,411
Plains All American Pipeline 8.75% 5/1/19	175,000	193,592
Regency Energy Partners 5.875% 3/1/22	155,000	150,766
Williams Partners 7.25% 2/1/17	145,000	148,631
Woodside Finance
144A 3.65% 3/5/25 #	60,000	55,841
144A 8.75% 3/1/19 #	145,000	166,791
YPF
144A 8.50% 3/23/21 #	30,000	30,113
144A 8.75% 4/4/24 #	55,000	54,725

		2,155,423

Financials – 0.67%
AerCap Ireland Capital 4.625% 7/1/22	150,000	153,563
Affiliated Managers Group 3.50% 8/1/25	100,000	98,410
American Tower
2.80% 6/1/20	35,000	35,212
4.00% 6/1/25	160,000	165,369
4.40% 2/15/26	30,000	31,785
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,053
144A 4.875% 10/1/25 #	70,000	69,387
144A 6.75% 4/6/21 #	85,000	95,731
Berkshire Hathaway 2.75% 3/15/23	70,000	71,455

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Berkshire Hathaway 3.125% 3/15/26		90,000	$92,397
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #●		200,000	202,000
Crown Castle International
3.40% 2/15/21		65,000	66,041
4.45% 2/15/26		65,000	67,716
General Electric Capital
2.10% 12/11/19		25,000	25,607
4.25% 1/17/18	NZD	55,000	38,720
5.55% 5/4/20		75,000	86,521
6.00% 8/7/19		145,000	167,244
IRSA Propiedades Comerciales 144A 8.75% 3/23/23 #		50,000	50,200
Jefferies Group
6.45% 6/8/27		50,000	52,804
6.50% 1/20/43		30,000	26,806
Lazard Group
3.75% 2/13/25		100,000	92,472
6.85% 6/15/17		38,000	40,056
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		100,000	100,296

			1,839,845

Insurance – 0.76%
American International Group 3.30% 3/1/21		95,000	97,235
Berkshire Hathaway Finance 2.90% 10/15/20		145,000	152,722
Highmark
144A 4.75% 5/15/21 #@		65,000	66,651
144A 6.125% 5/15/41 #@		30,000	31,440
MetLife 6.40% 12/15/36		20,000	20,710
MetLife Capital Trust X 144A 9.25% 4/8/38 #		400,000	543,500
Prudential Financial
4.50%11/15/20		5,000	5,443
5.375% 5/15/45 ●		85,000	84,256
5.625% 6/15/43 ●		75,000	76,481
5.875% 9/15/42 ●		265,000	277,256
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		85,000	86,336
144A 4.125% 11/1/24 #		170,000	176,003
Trinity Acquisition
3.50% 9/15/21		25,000	25,464
4.40% 3/15/26		40,000	40,659

(continues)                                                     61

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
USI 144A 7.75% 1/15/21 #	20,000	$20,075
Voya Financial 5.65% 5/15/53 ●	105,000	98,175
XLIT
4.45% 3/31/25	115,000	114,082
5.50% 3/31/45	110,000	105,914
6.50% 12/29/49 ●	70,000	48,650

		2,071,052

Media – 0.96%
21st Century Fox America 4.95% 10/15/45	120,000	128,803
CCO Holdings 144A 5.125% 5/1/23 #	115,000	117,300
CCO Safari II 144A 4.908% 7/23/25 #	315,000	332,753
CCOH Safari 144A 5.75% 2/15/26 #	100,000	103,750
Comcast 3.15% 3/1/26	525,000	547,291
CSC Holdings 5.25% 6/1/24	265,000	236,844
DISH DBS 5.00% 3/15/23	70,000	61,950
Gray Television 7.50% 10/1/20	80,000	84,800
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	201,979
Omnicom Group 3.60% 4/15/26	95,000	97,514
Sky 144A 3.75% 9/16/24 #	405,000	418,717
Time Warner 4.85% 7/15/45	140,000	142,973
Tribune Media 144A 5.875% 7/15/22 #	150,000	146,922

		2,621,596

Real Estate – 0.42%
CBL & Associates
4.60%10/15/24	105,000	95,748
5.25%12/1/23	25,000	23,781
Corporate Office Properties
3.60% 5/15/23	80,000	75,266
5.25% 2/15/24	105,000	108,248
DDR
7.50% 4/1/17	30,000	31,612
7.875% 9/1/20	97,000	116,662
Education Realty Operating Partnership 4.60% 12/1/24	100,000	99,055
Hospitality Properties Trust 4.50% 3/15/25	95,000	91,521
Kimco Realty 3.40% 11/1/22	20,000	20,303

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
PLA Administradora Industrial 144A 5.25% 11/10/22 #	200,000	$193,500
Regency Centers 5.875% 6/15/17	79,000	82,842
Simon Property Group
2.50% 7/15/21	40,000	40,902
3.30% 1/15/26	55,000	57,149
UDR 4.00% 10/1/25	35,000	36,426
WP Carey 4.60% 4/1/24	80,000	81,511

		1,154,526

Services – 0.25%
AECOM 5.875% 10/15/24	146,000	151,110
GEO Group
5.125% 4/1/23	75,000	73,313
5.875% 10/15/24	85,000	86,169
MGM Resorts International 6.00% 3/15/23	134,000	139,360
United Rentals North America 5.50% 7/15/25	160,000	159,766
Zayo Group 6.00% 4/1/23	90,000	90,281

		699,999

Technology – 0.51%
Apple 3.25% 2/23/26	395,000	412,918
Cisco Systems 2.20% 2/28/21	160,000	163,297
First Data
144A 5.00% 1/15/24 #	60,000	60,300
144A 5.75% 1/15/24 #	280,000	281,022
144A 7.00% 12/1/23 #	40,000	40,550
Jabil Circuit 7.75% 7/15/16	28,000	28,423
Micron Technology 144A 5.25% 8/1/23 #	105,000	86,363
Oracle 3.25% 5/15/30	115,000	116,117
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	199,834

		1,388,824

Telecommunications – 1.60%
American Tower Trust I 144A 3.07% 3/15/23 #	120,000	120,260
AT&T
3.60% 2/17/23	455,000	473,391
4.125% 2/17/26	135,000	142,853
CC Holdings GS V 3.849% 4/15/23	80,000	82,603
CenturyLink
5.80% 3/15/22	145,000	140,048
6.75% 12/1/23	100,000	97,625

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	$182,020
Crown Castle Towers 144A 4.883% 8/15/20 #	455,000	487,919
Digicel Group 144A 8.25% 9/30/20 #	200,000	172,500
Equinix 5.375% 4/1/23	157,000	163,280
Frontier Communications 144A 8.875% 9/15/20 #	100,000	104,250
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,527
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	186,250
Mobile Telesystems OJSC via MTS International Funding 144A 8.625% 6/22/20 #	100,000	114,246
Neptune Finco 144A 6.625% 10/15/25 #	200,000	216,730
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	99,339
144A 2.898% 10/15/19 #	70,000	70,331
SES 144A 3.60% 4/4/23 #	50,000	49,094
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	210,000	193,126
Sprint Communications
144A 7.00% 3/1/20 #	30,000	30,150
144A 9.00% 11/15/18 #	155,000	163,138
Time Warner Cable 5.50% 9/1/41	30,000	29,852
T-Mobile USA 6.125% 1/15/22	115,000	119,313
Verizon Communications 4.862% 8/21/46	220,000	232,936
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	200,000	201,000
VTR Finance 144A 6.875% 1/15/24 #	200,000	195,500
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	182,000
WPP Finance 2010 5.625% 11/15/43	30,000	31,132

		4,379,413

Transportation – 0.41%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	63,984	61,185

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	47,091	$46,149
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	78,382	76,521
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	35,000	36,094
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	40,000	41,150
Burlington Northern Santa Fe 4.70% 9/1/45	175,000	195,385
CSX 3.35% 11/1/25	145,000	149,613
ERAC USA Finance 144A 4.50% 8/16/21 #	20,000	21,777
FedEx 4.75% 11/15/45	40,000	42,504
Penske Truck Leasing 144A 3.30% 4/1/21 #	95,000	94,770
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	43,663	45,136
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	97,090	97,212
United Parcel Service 5.125% 4/1/19	190,000	211,153

		1,118,649

Utilities – 2.61%
AES Gener 144A 8.375% 12/18/73 #@●	200,000	205,500
Alabama Power 4.30% 1/2/46	105,000	112,133
Ameren Illinois
4.15% 3/15/46	95,000	101,234
9.75% 11/15/18	290,000	348,434
American Transmission Systems 144A 5.25% 1/15/22 #	270,000	300,600
American Water Capital
3.40% 3/1/25	30,000	31,637
4.30% 9/1/45	100,000	105,811
Appalachian Power 4.45% 6/1/45	70,000	72,471
Berkshire Hathaway Energy 3.75% 11/15/23	200,000	213,767
Black Hills 3.95% 1/15/26 @	35,000	36,772
Calpine 5.375% 1/15/23	65,000	63,335

(continues)                                                     63

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
CenterPoint Energy 5.95% 2/1/17	5,000	$5,172
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	103,926
CMS Energy 6.25% 2/1/20	115,000	132,265
ComEd Financing III 6.35% 3/15/33 @	160,000	173,189
Commonwealth Edison 4.35% 11/15/45	135,000	148,045
Consumers Energy 4.10% 11/15/45	35,000	37,050
Dominion Resources 3.90% 10/1/25	70,000	72,134
DTE Energy 144A 3.30% 6/15/22 #	105,000	109,121
Duke Energy
3.75% 4/15/24	140,000	146,616
4.80% 12/15/45	135,000	144,221
Duke Energy Carolinas 3.875% 3/15/46	70,000	71,472
Electricite de France 144A 5.25% 12/29/49 #●	100,000	91,875
Enel 144A 8.75% 9/24/73 #●	200,000	223,000
Enel Finance International 144A 6.00% 10/7/39 #	100,000	117,764
Entergy 4.00% 7/15/22	105,000	111,496
Entergy Arkansas 3.50% 4/1/26	5,000	5,349
Entergy Louisiana
4.05% 9/1/23	220,000	240,625
4.95% 1/15/45	15,000	15,366
Exelon 144A 3.95% 6/15/25 #	70,000	72,685
Great Plains Energy 4.85% 6/1/21	60,000	65,381
Indiana Michigan Power 3.20% 3/15/23	175,000	177,205
IPALCO Enterprises 5.00% 5/1/18	80,000	84,400
ITC Holdings 3.65% 6/15/24	70,000	70,193
Kansas City Power & Light 3.65% 8/15/25	180,000	186,197
LG&E & KU Energy 4.375% 10/1/21	225,000	244,085
Louisville Gas & Electric 4.375% 10/1/45	55,000	60,136
Metropolitan Edison 144A 4.00% 4/15/25 #	70,000	71,755

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
MidAmerican Energy 4.25% 5/1/46	210,000	$225,931
National Rural Utilities Cooperative Finance
2.30% 11/1/20	10,000	10,187
2.70% 2/15/23	145,000	147,411
3.25% 11/1/25	10,000	10,493
4.75% 4/30/43 ●	180,000	173,817
NextEra Energy Capital Holdings
2.40% 9/15/19	135,000	134,702
3.625% 6/15/23	60,000	61,795
NV Energy 6.25% 11/15/20	115,000	132,933
Pennsylvania Electric 5.20% 4/1/20	115,000	121,101
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	216,260
Public Service Electric & Gas 3.80% 3/1/46	10,000	10,237
Public Service of New Hampshire 3.50% 11/1/23	95,000	100,531
Public Service of Oklahoma 5.15% 12/1/19	200,000	218,833
Puget Energy 6.00% 9/1/21	80,000	91,324
Southern 2.75% 6/15/20	355,000	360,277
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	51,753
WEC Energy Group 3.55% 6/15/25	105,000	109,291
Westar Energy 3.25% 12/1/25	75,000	78,728
Wisconsin Electric Power 4.30% 12/15/45	70,000	76,493
Xcel Energy 3.30% 6/1/25	230,000	236,308

		7,140,822

Total Corporate Bonds (cost $40,482,486)		41,496,005

Municipal Bonds – 0.47%

Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	60,000	70,310
Commonwealth of Massachusetts
Series A 5.00% 3/1/46	85,000	98,981
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	95,000	112,236

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

New Jersey Turnpike Authority
Series E 5.00% 1/1/45	90,000	$103,385
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	85,000	99,627
New York City, New York
Series C 5.00% 8/1/26	45,000	56,893
Series C 5.00% 8/1/27	65,000	81,503
New York State Urban Development (Personal Income Tax)
Series A 5.00% 3/15/26	50,000	63,905
Series A 5.00% 3/15/27	25,000	31,529
North Carolina State
Series A 5.00% 6/1/27	125,000	162,076
Oregon State Taxable Pension 5.892% 6/1/27	200,000	248,606
Texas State Transportation Commission (Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	40,000	47,146
Texas Water Development Board
Series A 5.00% 10/15/45	90,000	106,971

Total Municipal Bonds (cost $1,224,931)		1,283,168

Non-Agency Asset-Backed Securities – 1.72%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	67,862	70,511
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	150,000	149,964
Series 2014-4 A2 1.43% 6/17/19	180,000	179,941
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.676% 5/15/20 ●	335,000	334,684
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	100,754
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	118,922

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	$200,004
Bank of America Credit Card Trust
Series 2015-A1 A 0.766% 6/15/20 ●	330,000	330,233
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	120,000	120,177
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	18,816	18,817
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.476% 7/15/20 ●	145,000	144,424
Chase Issuance Trust
Series 2014-A5 A5 0.806% 4/15/21 ●	120,000	119,888
Chesapeake Funding
Series 2012-2A A 144A 0.891% 5/7/24 #●	19,142	19,141
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	46,812	46,738
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	200,000	204,337
Series 2014-A9 A9 0.682% 11/23/18 ●	260,000	260,000
Discover Card Execution Note Trust
Series 2013-A1 A1 0.736% 8/17/20 ●	200,000	199,950
Series 2014-A1 A1 0.866% 7/15/21 ●	200,000	200,160
Series 2015-A3 A 1.45% 3/15/21	105,000	105,247
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	97,896	96,951
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	80,000	79,944
Golden Credit Card Trust
Series 2014-2A A 144A 0.886% 3/15/21 #●	100,000	98,832

(continues)                                                     65

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Great America Leasing Receivables
Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	$99,797
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	145,500	129,956
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.998% 7/16/18 ●	70,000	70,005
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	60,746	64,510
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	125,000	124,141
Nissan Auto Lease Trust
Series 2015-B A2B 0.966% 12/15/17 ●	85,000	85,069
Penarth Master Issuer
Series 2015-1A A1 144A 0.84% 3/18/19 #●	150,000	149,520
PFS Financing
Series 2015-AA A 144A 1.056% 4/15/20 #●	100,000	98,721
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,967
Progress Residential Trust
Series 2015-SFR2 A 144A 2.74% 6/12/32 #	99,957	99,889
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,922
Series 2015-2 A 1.60% 4/15/21	140,000	140,199
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	260,000	257,051

Total Non-Agency Asset-Backed Securities (cost $4,749,188)		4,718,366

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations – 0.69%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	9,828	$9,809
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	29,135	29,082
Series 2005-6 7A1 5.50% 7/25/20	3,427	3,347
ChaseFlex Trust
Series 2006-1 A4 4.709% 6/25/36 ●	110,000	91,187
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	61,721	61,367
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #●	15,191	15,444
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	71,353	72,981
Series 2014-2 B1 144A 3.427% 6/25/29 #●	87,131	89,580
Series 2014-2 B2 144A 3.427% 6/25/29 #●	87,131	88,227
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,161
Series 2015-1 B1 144A 2.666% 12/25/44 #●	198,246	195,729
Series 2015-4 B1 144A 3.636% 6/25/45 #●	98,559	95,906
Series 2015-4 B2 144A 3.636% 6/25/45 #●	98,559	93,915
Series 2015-5 B2 144A 2.897% 5/25/45 #●	99,120	92,492
Series 2015-6 B1 144A 3.652% 10/25/45 #●	98,937	101,908
Series 2015-6 B2 144A 3.652% 10/25/45 #●	98,937	99,941
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●	92,901	95,939
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.673% 9/25/43 #●	94,429	93,901
Series 2014-2 A4 144A 3.50% 7/25/44 #●	65,657	67,065

	Principal amount°		Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.892% 1/25/45 #●		43,831	$44,242
Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿		39,134	39,764
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●		93,526	93,433
Series 2015-6 A1B 144A 2.75% 4/25/55 #●		94,840	94,631
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.10% 4/25/36 ●		18,644	17,362
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.914% 3/20/45 #●		98,041	100,043

Total Non-Agency Collateralized Mortgage Obligations (cost $1,829,077)			1,887,456

Regional Bonds – 0.10%Δ

Australia – 0.05%
Queensland Treasury 144A 3.25% 7/21/26 #	AUD	161,000	126,017

			126,017

Canada – 0.05%
Province of Ontario Canada 3.45% 6/2/45	CAD	54,000	44,381
Province of Quebec Canada 6.00% 10/1/29	CAD	102,000	107,896

			152,277

Total Regional Bonds (cost $283,811)			278,294

Senior Secured Loans – 1.94%«

Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		172,288	173,189
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22		168,725	164,929
Aramark Tranche E 1st Lien 3.25% 9/7/19		150,775	150,703

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	115,000	$114,577
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18	65,512	65,016
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17	11,389	11,400
First Data Tranche B 1st Lien 4.432% 3/24/21	389,313	388,851
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20	345,000	345,000
Gardner Denver 1st Lien 4.25% 7/30/20	190,198	172,605
HCA Tranche B6 1st Lien 3.683% 3/18/23	318,000	319,760
Hilton Worldwide Finance Tranche B2 1st Lien 3.50% 10/25/20	554,883	555,716
Houghton International 1st Lien 4.00% 12/20/19	630,739	605,510
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	163,229	162,617
Landry’s Tranche B 1st Lien 4.00% 4/24/18	129,504	129,212
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	245,000	245,919
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	95,931	95,164
Numericable U.S. 1st Lien 4.50% 5/21/20	206,486	204,550
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	178,639	177,684
Republic of Angola (Unsecured) 7.045% 12/16/23 @	255,000	212,925
Sensus 2nd Lien 8.50% 5/9/18 @	165,000	164,175
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	105,000	105,009
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	589,408	584,356
USI Tranche B 1st Lien 4.25% 12/27/19	159,668	157,473

Total Senior Secured Loans (cost $5,335,213)		5,306,340

(continues) 67

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)

Sovereign Bonds – 0.86%Δ

Australia – 0.06%
Australia Government Bond 3.75% 4/21/37	AUD	205,000	$173,102

			173,102

Brazil – 0.08%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/23	BRL	260,000	61,265
Brazilian Government International Bond 5.00% 1/27/45		200,000	161,000

			222,265

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	15,000	13,555

			13,555

Dominican Republic – 0.04%
Dominican Republic International Bond 144A 6.875% 1/29/26 #		100,000	106,500

			106,500

Hungary – 0.02%
Hungary Government International Bond 5.375% 3/25/24		60,000	67,328

			67,328

Indonesia – 0.08%
Indonesia Government International Bond 144A 4.875% 5/5/21 #		200,000	215,711

			215,711

Mexico – 0.17%
Mexican Bonos
5.75% 3/5/26	MXN	7,774,400	444,043
6.50% 6/9/22	MXN	459,000	27,878

			471,921

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

New Zealand – 0.01%
New Zealand Government Bond Loan 4.50% 4/15/27	NZD	29,000	$22,992

			22,992

Norway – 0.01%
Norway Government Bond 144A 1.50% 2/19/26 #	NOK	126,000	15,654

			15,654

Peru – 0.05%
Peruvian Government International Bond
4.125% 8/25/27		89,000	93,673
144A 6.95% 8/12/31 #	PEN	120,000	35,302

			128,975

Poland – 0.15%
Poland Government Bond
2.50% 7/25/26	PLN	991,000	258,126
3.25% 7/25/25	PLN	570,000	159,443

			417,569

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		29,000	29,440

			29,440

Republic of Korea – 0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	137,922,281	120,907

			120,907

Sri Lanka – 0.07%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		200,000	183,950

			183,950

United Kingdom – 0.02%
United Kingdom Gilt
3.25% 1/22/44	GBP	14,800	25,461
3.50% 1/22/45	GBP	20,900	37,710

			63,171

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Uruguay – 0.04%
Uruguay Government International Bond 4.375% 10/27/27		104,000	$107,120

			107,120

Total Sovereign Bonds (cost $2,324,550)			2,360,160

Supranational Banks – 0.30%

Asian Development Bank 0.50% 3/24/20	AUD	26,000	18,194
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	1,040,000,000	77,855
Inter-American Development Bank 6.00% 9/5/17	INR	7,800,000	116,824
International Bank for Reconstruction & Development
1.625% 3/9/21		155,000	156,123
3.50% 1/22/21	NZD	406,000	287,282
4.625% 10/6/21	NZD	22,000	16,400
International Finance
2.125% 4/7/26		140,000	141,259
3.625% 5/20/20	NZD	13,000	9,255

Total Supranational Banks (cost $820,893)			823,192

U.S. Treasury Obligations – 2.71%

U.S. Treasury Bonds
2.875% 8/15/45		825,000	867,829
3.00% 11/15/45		140,000	151,145
U.S. Treasury Floating Rate Note 0.403% 10/31/17 ●		2,070,000	2,070,335
U.S. Treasury Notes
1.25% 3/31/21		3,140,000	3,143,740
1.375% 1/31/21 ¥		1,155,000	1,163,347
1.625%2/15/26		25,000	24,638

Total U.S. Treasury Obligations (cost $7,387,071)			7,421,034

	Number of shares

Preferred Stock – 0.43%

General Electric 5.00% ●		266,000	274,313

	Number of shares	Value (U.S. $)

Preferred Stock (continued)

Integrys Energy Group 6.00% @●	3,550	$93,742
PNC Preferred Funding Trust II 144A 1.856% #●	300,000	252,750
US Bancorp 3.50% ●	600	478,650
USB Realty 144A 1.769% #@●	100,000	80,000

Total Preferred Stock (cost $1,092,851)		1,179,455

	Principal amount°

Short-Term Investments – 8.03%

Discount Notes – 5.09%≠
Federal Home Loan Bank
0.32% 4/13/16	716,172	716,124
0.32% 5/20/16	1,068,619	1,068,255
0.335% 5/2/16	1,620,108	1,619,760
0.34% 5/19/16	175,351	175,293
0.344% 4/22/16	1,601,763	1,601,575
0.359% 5/18/16	3,091,203	3,090,195
0.37% 4/15/16	874,028	873,960
0.375% 4/21/16	571,993	571,929
0.38% 7/18/16	643,181	642,505
0.385% 6/8/16	1,156,644	1,155,988
0.387% 5/27/16	1,627,173	1,626,540
0.53% 8/15/16	801,831	800,650

		13,942,774

Repurchase Agreements – 2.94%
Bank of America Merrill Lynch 0.23%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $1,719,413 (collateralized by U.S. government obligations 2.50% 7/15/16; market value $1,753,791)	1,719,402	1,719,402
Bank of Montreal 0.29%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $2,865,693 (collateralized by U.S. government obligations 0.00%–8.75% 5/26/16–11/30/22; market value $2,922,984)	2,865,670	2,865,670

(continues)                                                     69

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.30%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $3,460,956 (collateralized by U.S. government obligations 0.00%–4.75% 5/15/16–8/15/44; market value $3,530,146)	3,460,927	$3,460,928

		8,046,000

Total Short-Term Investments (cost $21,986,801)		21,988,774

Total Value of Securities – 105.23% (cost $252,900,778)		$288,115,657

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $23,001,795, which represents 8.40% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $5,919,134, which represents 2.16% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $214,306, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(228,950)	USD	164,312	4/7/16	$(11,134)
BAML	CAD	(291,412)	USD	215,976	4/7/16	(8,407)
BAML	EUR	247,186	USD	(269,343)	4/7/16	11,992
BAML	JPY	3,805,883	USD	(33,742)	4/7/16	83
BAML	NZD	(281,566)	USD	184,907	4/7/16	(9,641)
BAML	RUB	8,889,211	USD	(131,148)	4/7/16	904
BNP	AUD	(240,728)	USD	171,425	4/7/16	(13,047)
BNP	INR	4,029,713	USD	(60,307)	4/7/16	468
BNP	NOK	(11,348)	USD	(976)	4/7/16	(2,347)
BNYM	AUD	(149,319)	USD	114,590	4/1/16	134
BNYM	EUR	(37,557)	USD	42,765	4/1/16	28
BNYM	HKD	801,661	USD	(103,451)	4/1/16	(109)
DB	PLN	991,189	USD	(266,162)	4/4/16	(536)
HSBC	GBP	(30,443)	USD	42,245	4/7/16	(1,480)
JPMC	KRW	(131,574,780)	USD	106,166	4/7/16	(8,670)
JPMC	PLN	(70,943)	USD	17,736	4/7/16	(1,274)
TD	GBP	(66,079)	USD	95,425	4/7/16	517
TD	JPY	(4,088,664)	USD	36,258	4/7/16	(80)
TD	MXN	4,548,631	USD	(264,317)	4/1/16	(1,071)
TD	NZD	(198,238)	USD	135,942	4/7/16	(1,030)
UBS	INR	3,471,835	USD	(50,846)	4/7/16	1,515

						$(43,185)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10)	E-mini S&P 500 Index	$(1,012,864)	$(1,025,750)	6/20/16	$(12,886)
21	U.S. Treasury 10 yr Notes	2,708,692	2,738,203	6/22/16	29,511
22	U.S. Treasury Long Bonds	3,638,888	3,617,625	6/22/16	(21,263)

		$5,334,716			$(4,638)

(continues)                                                     71

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
ICE	JPMC - CDX.NA.HY.25[5]		1,175,000	5.00%	12/20/20	$(24,947)	$(8,665)
ICE	JPMC - iTraxx® Europe Crossover Series 25[6]	EUR	370,000	5.00%	6/20/21	(34,271)	(4,157)
JPMC	CDX.EM.25[7]		616,000	1.00%	6/20/21	52,141	1,388

							$(11,434)

Interest Rate Swaps Contracts8

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BOA 10 yr	900,000	2.049%	0.629%	1/12/26	$33,284
CME - BOA 30 yr	510,000	2.524%	0.629%	1/12/46	43,100
CME - BOA 30 yr	410,000	2.504%	0.629%	1/12/46	32,718
CME - BOA 30 yr	550,000	2.485%	0.629%	1/14/46	41,470

					$150,572

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 “Notes to financial statements.”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $7,044.

5Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

7Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BOA – Bank of America

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WF – Wells Fargo

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

March 31, 2016

	Number of shares	Value (U.S. $)

Common Stock – 37.20%

U.S. Markets – 20.90%
Consumer Discretionary – 2.06%
Amazon.com †	70	$41,555
Boot Barn Holdings †	937	8,808
BorgWarner	660	25,344
Buffalo Wild Wings †	35	5,184
Cheesecake Factory	400	21,236
Cinemark Holdings	440	15,765
Comcast Class A	820	50,086
Del Frisco’s Restaurant Group †	1,655	27,440
Discovery Communications Class A †	1,437	41,141
Discovery Communications Class C †	2,594	70,038
Express †	1,755	37,575
Fiesta Restaurant Group †	830	27,207
Ford Motor	3,090	41,715
G-III Apparel Group †	670	32,756
Jack in the Box	455	29,061
Jarden †	490	28,885
Johnson Controls	4,100	159,777
L Brands	1,748	153,492
Liberty Global Class A †	943	36,305
Liberty Global Class C †	2,319	87,102
Liberty Interactive QVC Group Class A †	9,113	230,103
Lowe’s	2,200	166,650
Malibu Boats Class A @†	1,160	19,024
National CineMedia	1,560	23,728
Nordstrom	610	34,898
Popeyes Louisiana Kitchen †	505	26,290
Shutterfly †	645	29,909
Starbucks	610	36,417
Steven Madden †	902	33,410
Tenneco †	765	39,405
Tractor Supply	610	55,181
TripAdvisor †	2,173	144,505
Walt Disney	1,070	106,262

		1,886,254

Consumer Staples – 1.44%
Archer-Daniels-Midland	4,600	167,026
Casey’s General Stores	600	67,992
CVS Health	2,360	244,803
General Mills	490	31,041
J&J Snack Foods	275	29,777
Kimberly-Clark	320	43,043
Kraft Heinz	2,124	166,861

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
Mondelez International	3,873	$155,385
PepsiCo	780	79,934
Procter & Gamble	1,020	83,956
Walgreens Boots Alliance	2,910	245,138

		1,314,956

Energy – 1.14%
Bristow Group	175	3,311
California Resources	263	271
Carrizo Oil & Gas †	975	30,147
Chevron	1,800	171,720
ConocoPhillips	3,900	157,053
EOG Resources	300	21,774
Exxon Mobil	1,400	117,026
Halliburton	5,200	185,744
Marathon Oil	7,000	77,980
Occidental Petroleum	2,800	191,604
Parsley Energy Class A †	635	14,351
PDC Energy †	135	8,026
RigNet †	192	2,627
RSP Permian †	730	21,199
Schlumberger	490	36,137

		1,038,970

Financials – 4.25%
Aflac	770	48,618
Allstate	2,500	168,425
American Equity Investment Life Holding	1,295	21,756
American Tower	580	59,375
Ameriprise Financial	300	28,203
Apartment Investment & Management	325	13,591
AvalonBay Communities	250	47,550
Bank of New York Mellon	4,000	147,320
BB&T	4,500	149,715
BBCN Bancorp	1,810	27,494
BlackRock	110	37,463
Boston Properties	300	38,124
Brandywine Realty Trust	1,075	15,082
Bryn Mawr Bank	490	12,608
Camden Property Trust	125	10,511
Capital One Financial	680	47,131
Cardinal Financial	1,130	22,995
Care Capital Properties	150	4,026
Citigroup	1,400	58,450
City Holding	640	30,579
CoBiz Financial @	1,265	14,952

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Cousins Properties	650	$6,747
Crown Castle International	2,783	240,729
DCT Industrial Trust	1,198	47,285
DDR	875	15,566
Douglas Emmett	650	19,571
Duke Realty	1,300	29,302
EastGroup Properties	395	23,846
EPR Properties	680	45,302
Equinix	505	167,009
Equity LifeStyle Properties	200	14,546
Equity One	325	9,315
Equity Residential	625	46,894
Essex Property Trust	150	35,079
Evercore Partners Class A	1,105	57,184
Extra Space Storage	200	18,692
Federal Realty Investment Trust	100	15,605
First Industrial Realty Trust	750	17,055
FirstMerit	1,540	32,417
Flushing Financial @	1,125	24,323
General Growth Properties	1,400	41,622
Great Western Bancorp	1,110	30,270
Highwoods Properties	375	17,929
Host Hotels & Resorts	3,160	52,772
Houlihan Lokey	625	15,563
Independent Bank	480	22,061
Infinity Property & Casualty @	295	23,747
Intercontinental Exchange	858	201,750
Invesco	1,160	35,693
JPMorgan Chase	1,480	87,646
KeyCorp	3,240	35,770
Kilroy Realty	250	15,467
Kimco Realty	675	19,427
Kite Realty Group Trust	1,268	35,136
LaSalle Hotel Properties	1,065	26,955
Lexington Realty Trust	775	6,665
Liberty Property Trust	200	6,692
LTC Properties	50	2,262
Macerich	200	15,848
Mack-Cali Realty	375	8,813
Marsh & McLennan	2,900	176,291
National Retail Properties	1,110	51,282
Old National Bancorp	2,325	28,342
Omega Healthcare Investors	225	7,943
Pebblebrook Hotel Trust	1,110	32,268
Post Properties	250	14,935
Primerica	765	34,065

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Prologis	900	$39,762
Prosperity Bancshares	725	33,633
Prudential Financial	350	25,277
PS Business Parks	100	10,051
Public Storage	175	48,270
Ramco-Gershenson Properties Trust	2,370	42,731
Raymond James Financial	670	31,899
Regency Centers	300	22,455
RLJ Lodging Trust	425	9,724
Sabra Health Care REIT	200	4,018
Selective Insurance Group @	855	31,302
Simon Property Group	500	103,845
SL Green Realty	250	24,220
Sovran Self Storage	320	37,744
Spirit Realty Capital	975	10,969
State Street	570	33,356
Sterling Bancorp	2,090	33,294
Stifel Financial †	885	26,196
Tanger Factory Outlet Centers	375	13,646
Taubman Centers	100	7,123
Travelers	460	53,687
UDR	600	23,118
Umpqua Holdings	1,760	27,914
United Fire Group	565	24,758
Urban Edge Properties	200	5,168
Ventas	550	34,628
Vornado Realty Trust	375	35,411
Webster Financial	1,015	36,439
Wells Fargo	1,690	81,728
Welltower	200	13,868
Western Alliance Bancorp †	975	32,545
WSFS Financial	525	17,073

		3,893,501

Healthcare – 3.48%
AbbVie	1,070	61,118
Acorda Therapeutics †	870	23,011
Air Methods †	890	32,236
Alkermes †	580	19,830
Allergan †	1,219	326,729
Baxalta	3,900	157,560
Biogen †	751	195,500
Cardinal Health	1,900	155,705
Catalent †	1,265	33,738
Celgene †	3,247	324,992
Cepheid †	860	28,690

(continues)                                             75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
CONMED	740	$31,036
CryoLife @	1,816	19,522
DENTSPLY SIRONA	2,049	126,280
Express Scripts Holding †	2,705	185,806
Gilead Sciences	800	73,488
Insys Therapeutics †	820	13,112
Johnson & Johnson	1,600	173,120
Ligand Pharmaceuticals Class B †	345	36,946
Medicines †	800	25,416
Merck	4,540	240,211
Merit Medical Systems †	1,321	24,425
Pfizer	8,098	240,025
Prestige Brands Holdings †	520	27,763
Quest Diagnostics @	2,300	164,335
Quidel †	1,330	22,956
Retrophin †	990	13,523
Spectrum Pharmaceuticals †	2,505	15,932
Team Health Holdings †	600	25,086
TESARO †	545	23,996
Thermo Fisher Scientific	480	67,963
UnitedHealth Group	660	85,074
Valeant Pharmaceuticals
International †	2,154	56,650
Vanda Pharmaceuticals †	2,140	17,890
Vertex Pharmaceuticals †	320	25,437
WellCare Health Plans †	455	42,201
West Pharmaceutical Services	695	48,177

		3,185,479

Industrials – 1.94%
AAON	1,448	40,544
ABM Industries	400	12,924
Actuant Class A	740	18,285
Applied Industrial Technologies	850	36,890
Barnes Group	1,095	38,358
Columbus McKinnon @	1,485	23,404
Continental Building Products †	1,700	31,552
Eaton	490	30,654
ESCO Technologies	905	35,277
Essendant	960	30,653
Esterline Technologies †	125	8,009
Federal Signal	1,425	18,895
FedEx	240	39,053
General Electric	3,660	116,351
Granite Construction	910	43,498

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Honeywell International	450	$50,423
JB Hunt Transport Services	320	26,957
Kadant @	780	35,225
Kforce	1,180	23,104
KLX †	490	15,749
Lockheed Martin	250	55,375
MYR Group †	860	21,595
Nielsen Holdings	3,281	172,777
Northrop Grumman	800	158,320
On Assignment †	860	31,751
Parker-Hannifin	510	56,651
Raytheon	1,300	159,419
Republic Services	470	22,395
Rockwell Collins	270	24,897
Swift Transportation †	765	14,252
Tetra Tech	980	29,224
Union Pacific	630	50,117
United Technologies	610	61,061
US Ecology	540	23,846
WageWorks †	640	32,390
Waste Management	2,800	165,200
XPO Logistics †	780	23,946

		1,779,021

Information Technology – 5.18%
Accenture Class A	640	73,856
Adobe Systems †	490	45,962
Alphabet Class A †	437	333,387
Alphabet Class C †	219	163,144
Analog Devices	310	18,349
Anixter International †	360	18,760
Apple	1,450	158,035
Applied Micro Circuits †	4,055	26,195
Broadcom	280	43,260
CA @	5,528	170,207
Callidus Software †	1,455	24,269
Cisco Systems	8,230	234,308
Convergys	1,195	33,185
eBay †	6,682	159,432
Electronic Arts †	3,272	216,312
EMC	2,030	54,099
ExlService Holdings †	780	40,404
Facebook Class A †	2,768	315,829
GrubHub †	685	17,214
Guidewire Software †	660	35,957
Infinera †	1,225	19,673

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
Intel	6,840	$221,274
Intuit	1,107	115,139
j2 Global	595	36,640
MasterCard Class A	2,421	228,785
Maxim Integrated Products	1,400	51,492
MaxLinear Class A †	1,130	20,905
Microsemi †	705	27,009
Microsoft	6,041	333,643
NETGEAR †	450	18,167
PayPal Holdings †	6,181	238,587
Plantronics	430	16,852
Proofpoint †	545	29,310
Q2 Holdings †	420	10,097
Qlik Technologies †	680	19,666
QUALCOMM	6,699	342,587
Rofin-Sinar Technologies †	140	4,511
Ruckus Wireless †	1,200	11,772
Sabre	1,660	48,007
salesforce.com †	750	55,373
SciQuest @†	1,700	23,596
Semtech †	1,530	33,645
Silicon Laboratories †	335	15,062
SS&C Technologies Holdings	370	23,465
Synaptics †	475	37,877
TeleTech Holdings	900	24,984
Tyler Technologies †	380	48,872
Visa Class A	3,937	301,102
Xerox	15,100	168,516
Yahoo †	1,000	36,810

		4,745,582

Materials – 0.56%
Axalta Coating Systems †	1,230	35,916
Balchem	285	17,676
Boise Cascade †	660	13,675
Chemtura †	715	18,876
Eastman Chemical	680	49,116
EI du Pont de Nemours	2,500	158,300
Huntsman	850	11,305
Kaiser Aluminum	375	31,703
Minerals Technologies	700	39,795
Neenah Paper	575	36,605
Quaker Chemical	350	29,701
WestRock	755	29,468
Worthington Industries	1,170	41,699

		513,835

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Telecommunication Services – 0.55%
AT&T	6,770	$265,181
Atlantic Tele-Network	375	28,436
inContact †	3,330	29,604
Verizon Communications	3,300	178,464

		501,685

Utilities – 0.30%
Cleco	400	22,084
Edison International	2,500	179,725
Laclede Group	240	16,260
NorthWestern	665	41,064
South Jersey Industries	425	12,091

		271,224

Total U.S. Markets (cost $12,747,830)		19,130,507

Developed Markets – 11.58%§
Consumer Discretionary – 1.94%
adidas	410	48,054
Bayerische Motoren Werke	1,282	117,724
Cie Financiere Richemont Class A	585	38,663
Cie Generale des Etablissements Michelin	300	30,699
Denso	600	24,118
Hennes & Mauritz Class B	1,050	35,012
J Front Retailing	1,800	23,878
Kering	488	87,237
LVMH Moet Hennessy Louis Vuitton	160	27,401
Nitori Holdings	1,726	158,115
Publicis Groupe	834	58,563
RELX	1,880	32,827
RTL Group	380	32,188
Sekisui Chemical	3,200	39,408
Shimano	200	31,347
Singapore Press Holdings	10,100	29,974
Sodexo	290	31,263
Sumitomo Electric Industries	2,300	27,977
Sumitomo Rubber Industries	8,800	135,974
Swatch Group	125	43,302
Taylor Wimpey	12,200	33,345
Techtronic Industries	35,000	138,288
Toyota Motor	4,499	237,932
USS	1,500	23,964
Volkswagen	135	19,594
Whitbread	500	28,438
WPP	2,150	50,241

(continues)                                             77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary (continued)
Yue Yuen Industrial Holdings	54,000	$185,514

		1,771,040

Consumer Staples – 1.67%
Anheuser-Busch InBev	460	57,185
Aryzta †	2,767	114,617
Asahi Group Holdings	1,500	46,741
British American Tobacco	1,195	70,197
Carlsberg Class B	1,641	156,369
Chocoladefabriken Lindt & Spruengli Class PC	6	37,190
Coca-Cola Amatil	13,379	90,660
Danone	615	43,745
Diageo	2,200	59,451
Heineken	550	49,849
Henkel	370	36,364
Japan Tobacco	4,800	200,027
Jeronimo Martins	2,150	35,180
Koninklijke Ahold	1,870	42,068
L’Oreal	270	48,374
Nestle	1,345	100,503
NH Foods	1,000	22,036
Reckitt Benckiser Group	380	36,731
SABMiller	525	32,092
Tesco †	37,637	103,680
Treasury Wine Estates	5,400	39,904
Unilever	800	36,222
Unilever CVA	920	41,231
Woolworths	1,500	25,411

		1,525,827

Energy – 0.29%
Amec Foster Wheeler	2,500	16,158
Idemitsu Kosan	1,600	28,561
Neste	790	25,997
Subsea 7 †	1,178	8,919
Suncor Energy	3,200	89,120
TOTAL	2,041	93,037

		261,792

Financials – 1.62%
AIA Group	7,600	43,059
AXA	6,740	158,681
Banco Espirito Santo Class R @=†	85,000	0
Bank Leumi Le-Israel BM †	10,600	38,068
Bankia	25,200	23,800

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Cheung Kong Property Holdings	3,500	$22,537
Commonwealth Bank of Australia	1,070	61,450
Credit Agricole	2,450	26,535
Daito Trust Construction	300	42,596
Euronext 144A #	680	28,235
ING Groep CVA	10,306	124,660
Intesa Sanpaolo	11,300	31,297
Investor Class B	1,280	45,314
Mitsubishi UFJ Financial Group	37,681	174,603
Nordea Bank	18,259	175,432
Platinum Asset Management	5,900	28,719
Prudential	1,370	25,599
QBE Insurance Group	3,440	28,769
Schroders	850	32,754
Seven Bank	6,900	29,428
Sony Financial Holdings	2,400	30,665
Standard Chartered	16,080	109,135
Swire Properties	7,200	19,445
UBS Group	2,000	32,219
UniCredit	32,360	116,727
Westfield	4,250	32,546

		1,482,273

Healthcare – 1.94%
Astellas Pharma	3,200	42,550
Bayer	690	81,106
ICON †	445	33,419
Indivior	9,000	21,083
Merck	360	30,031
Miraca Holdings	700	28,766
Novartis	3,840	278,351
Novo Nordisk ADR	3,278	177,635
Novo Nordisk Class B	1,210	65,632
QIAGEN †	1,390	30,969
Roche Holding	440	108,313
Sanofi	2,584	208,352
Shire	600	34,117
Smith & Nephew	1,900	31,327
Sonic Healthcare	2,200	31,671
STADA Arzneimittel	3,617	143,579
Sumitomo Dainippon Pharma	2,600	29,940
Teva Pharmaceutical Industries ADR	7,445	398,382

		1,775,223

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials – 2.05%
ABB †	1,300	$25,336
Aggreko	1,700	26,296
ANDRITZ	570	31,298
AP Moeller - Maersk	21	27,547
Aurizon Holdings	9,300	28,231
Boskalis Westminster	670	26,337
Cathay Pacific Airways	11,000	19,030
Cie de Saint-Gobain	830	36,579
Deutsche Lufthansa †	1,670	26,994
Deutsche Post	5,785	160,751
East Japan Railway	2,125	183,394
Elbit Systems	350	32,957
Experian	1,980	35,405
Fraport	530	32,151
Fuji Electric	9,000	31,108
ITOCHU	15,937	196,265
Japan Airlines	1,000	36,625
JTEKT	1,600	20,756
Koninklijke Philips	5,459	155,512
Meggitt	18,066	105,502
Mitsubishi Electric	3,000	31,441
Mitsubishi Heavy Industries	7,000	26,005
Rexel	3,812	54,460
Singapore Airlines	2,800	23,724
Teleperformance	2,576	226,467
Travis Perkins	1,420	37,261
Vinci	2,938	218,876
Yamato Holdings	1,100	21,962

		1,878,270

Information Technology – 0.74%
Amadeus IT Holding	880	37,741
Brother Industries	2,300	26,445
CGI Group Class A †	5,132	245,269
Ericsson Class B	3,760	37,654
Infineon Technologies	3,400	48,380
InterXion Holding †	640	22,131
NICE-Systems	380	24,937
Omron	900	26,789
Playtech	8,769	109,131
SAP	520	42,070
Seiko Epson	2,400	38,768
Trend Micro	600	21,965

		681,280

Materials – 0.64%
Air Liquide	335	37,697

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Alamos Gold	5,802	$30,736
Anglo American ADR	2,000	7,780
Arkema	550	41,293
Daicel	2,100	28,698
EMS-Chemie Holding	87	45,104
Johnson Matthey	670	26,405
Kuraray	2,100	25,675
Rexam	17,765	161,765
Rio Tinto	2,626	73,753
Shin-Etsu Chemical	500	25,874
South32 †	22,000	24,706
Umicore	715	35,595
Yamana Gold	7,753	23,520

		588,601

Telecommunication Services – 0.55%
BT Group	7,500	47,450
Deutsche Telekom	3,100	55,646
KDDI	1,600	42,735
Nippon Telegraph & Telephone	5,544	238,814
Tele2 Class B	12,989	120,478

		505,123

Utilities – 0.14%
Hokuriku Electric Power	1,400	19,816
National Grid	5,503	78,025
Tokyo Gas	7,000	32,635

		130,476

Total Developed Markets (cost $9,090,627)		10,599,905

Emerging Markets X – 4.72%
Consumer Discretionary – 0.28%
Arcos Dorados Holdings Class A @†	4,600	17,250
Grupo Televisa ADR	4,025	110,527
Hyundai Motor	197	26,270
Mahindra & Mahindra	2,703	49,417
Qunar Cayman Islands ADR †	300	11,910
Woolworths Holdings	6,290	38,203

		253,577

Consumer Staples – 0.69%
Anadolu Efes Biracilik Ve Malt Sanayii	5,647	42,967
BRF ADR	2,700	38,394
China Mengniu Dairy	22,000	34,996

(continues)                                                     79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao ADR	1,100	$15,301
Cia Cervecerias Unidas ADR	1,300	29,185
Fomento Economico Mexicano ADR	600	57,786
Hypermarcas †	13,100	102,085
Lotte Chilsung Beverage	49	77,939
Lotte Confectionery @	33	74,103
Tingyi Cayman Islands Holding	19,908	22,250
Tsingtao Brewery	8,004	30,386
Uni-President China Holdings @	89,600	71,497
Wal-Mart de Mexico Class V	16,490	39,037

		635,926

Energy – 0.71%
Cairn India	7,153	16,618
China Petroleum & Chemical	37,350	24,507
CNOOC ADR	400	46,824
Gazprom ADR	7,988	34,452
Lukoil ADR	1,100	42,515
PetroChina ADR	475	31,493
Petroleo Brasileiro ADR †	9,219	53,839
Polski Koncern Naftowy Orlen	2,299	45,534
PTT Foreign	5,841	46,489
Reliance Industries GDR 144A #	6,684	204,865
Rosneft GDR	6,870	31,204
Sasol ADR	1,100	32,494
Tambang Batubara Bukit Asam Persero	28,600	13,534
YPF ADR	1,200	21,456

		645,824

Financials – 0.77%
Akbank	19,167	54,553
Banco Santander Brasil ADR	7,500	34,875
Bangkok Bank	9,696	49,610
China Construction Bank	75,080	47,909
Etalon Group GDR 144A #@=	3,700	6,808
Grupo Financiero Banorte Class O	5,000	28,335
ICICI Bank ADR	7,100	50,836
Industrial & Commercial Bank of China	94,459	52,847
Itau Unibanco Holding ADR	5,685	48,834

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
KB Financial Group ADR	2,327	$64,202
Powszechna Kasa Oszczednosci Bank Polski †	2,376	17,703
Reliance Capital	3,798	21,126
Remgro	2,268	38,433
Samsung Life Insurance	625	64,216
Sberbank of Russia @=	29,194	47,755
Shinhan Financial Group	1,576	55,813
UEM Sunrise	74,259	21,698

		705,553

Industrials – 0.10%
Gol Linhas Aereas Inteligentes
ADR	610	4,593
KCC	211	76,754
Rumo Logistica Operadora Multimodal †	1,272	1,178
Santos Brasil Participacoes	1,900	6,954

		89,479

Information Technology – 1.11%
Baidu ADR †	1,100	209,968
Hon Hai Precision Industry	28,608	75,379
LG Display ADR	3,600	41,148
MediaTek	5,000	38,373
Samsung Electronics	242	277,636
Samsung SDI	269	23,287
SINA †	1,200	56,844
Sohu.com @†	1,800	89,172
Taiwan Semiconductor Manufacturing	16,034	80,708
Taiwan Semiconductor Manufacturing ADR	2,200	57,640
United Microelectronics	90,000	37,192
WNS Holdings ADR @†	1,000	30,640

		1,017,987

Materials – 0.33%
Anglo American Platinum †	764	18,727
Braskem ADR	3,400	43,894
Cemex ADR †	5,619	40,906
Cemex Latam Holdings †	2,954	12,405
Gerdau @	2,400	3,164
Gerdau ADR	2,500	4,450
Impala Platinum Holdings †	1,572	5,004
Nine Dragons Paper Holdings	34,000	25,728
Siam Cement NVDR	1,100	14,571

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Materials (continued)
Siam Cement-Foreign	1,898	$25,249
Sociedad Quimica y Minera de Chile ADR	1,200	24,660
UltraTech Cement	1,294	63,090
Vale ADR	4,525	19,050

		300,898

Telecommunication Services – 0.73%
America Movil Class L ADR	2,200	34,166
China Mobile	9,294	103,575
China Mobile ADR	1,100	60,995
KT ADR †	2,500	33,550
MegaFon GDR	2,359	25,949
Mobile TeleSystems ADR	1,800	14,562
Reliance Communications †	12,694	9,584
SK Telecom ADR	8,700	175,479
Telefonica Brasil ADR	4,850	60,577
Tim Participacoes ADR	6,400	70,784
Turkcell Iletisim Hizmetleri ADR	2,987	31,393
Vodacom Group	4,229	45,983

		666,597

Total Emerging Markets (cost $4,730,316)		4,315,841

Total Common Stock (cost $26,568,773)		34,046,253

Convertible Preferred Stock – 0.13%

Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	175	18,760
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	243	11,963
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	22	759
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	21	28,560
Maiden Holdings 7.25% exercise price $15.17, expiration date 9/15/16	471	22,881

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	198	$13,108
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	20	24,100

Total Convertible Preferred Stock (cost $133,499)		120,131

Exchange-Traded Funds – 0.07%

iShares MSCI EAFE Growth Index ETF	705	46,396
iShares MSCI EAFE Index ETF	125	7,141
Vanguard FTSE Developed Markets ETF	275	9,861

Total Exchange-Traded Funds (cost $60,287)		63,398

	Principal amount°

Agency Collateralized Mortgage Obligations – 1.33%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,125	1,275
Series 2003-26 AT 5.00% 11/25/32	6,294	6,367
Series 2005-70 PA 5.50% 8/25/35	4,739	5,388
Series 2008-15 SB 6.167% 8/25/36 ●S	26,922	5,654
Series 2010-41 PN 4.50% 4/25/40	60,000	65,811
Series 2010-43 HJ 5.50% 5/25/40	8,715	9,889
Series 2010-96 DC 4.00% 9/25/25	83,490	88,821
Series 2010-129 SM 5.567% 11/25/40 ●S	79,884	13,188
Series 2011-15 SA 6.627% 3/25/41 ●S	83,344	17,930
Series 2012-98 MI 3.00% 8/25/31 S	109,662	11,143
Series 2012-122 SD 5.667% 11/25/42 ●S	169,510	39,115
Series 2013-26 ID 3.00% 4/25/33 S	124,353	16,298
Series 2013-38 AI 3.00% 4/25/33 S	118,564	15,181
Series 2013-43 IX 4.00% 5/25/43 S	299,074	69,752

(continues)                                                     81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 S	370,204	$48,212
Series 2013-55 AI 3.00% 6/25/33 S	123,740	16,178
Series 2014-36 ZE 3.00% 6/25/44	68,670	64,513
Series 2014-68 BS 5.717% 11/25/44 ●S	113,080	21,939
Series 2014-90 SA 5.717% 1/25/45 ●S	307,710	67,791
Series 2015-27 SA 6.017% 5/25/45 ●S	90,993	20,101
Series 2015-44 Z 3.00% 9/25/43	91,023	89,237
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	45,894	49,969
Series 4065 DE 3.00% 6/15/32	15,000	15,729
Series 4109 AI 3.00% 7/15/31 S	65,084	6,718
Series 4120 IK 3.00% 10/15/32 S	165,010	20,641
Series 4146 IA 3.50% 12/15/32 S	86,908	13,154
Series 4159 KS 5.714% 1/15/43 ●S	77,792	18,937
Series 4181 DI 2.50% 3/15/33 S	76,059	8,699
Series 4185 LI 3.00% 3/15/33 S	90,048	11,998
Series 4191 CI 3.00% 4/15/33 S	77,054	9,490
Series 4435 DY 3.00% 2/15/35	73,000	74,527
Freddie Mac Strips
Series 267 S5 5.564% 8/15/42 ●S	108,255	23,269
Series 299 S1 5.564% 1/15/43 ●S	80,975	18,028
GNMA
Series 2010-113 KE 4.50% 9/20/40	140,000	158,495
Series 2015-133 AL 3.00% 5/20/45	96,000	95,013

Total Agency Collateralized Mortgage Obligations (cost $1,242,732)		1,218,450

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities – 16.36%

Fannie Mae ARM
2.411% 5/1/43 ●	47,538	$48,778
2.553% 6/1/43 ●	16,571	17,032
2.913% 7/1/45 ●	16,684	17,238
3.204% 4/1/44 ●	50,261	52,502
3.241% 3/1/44 ●	65,582	68,645
3.276% 9/1/43 ●	42,672	44,664
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,242	1,281
2.50% 12/1/27	16,407	16,923
2.50% 4/1/28	13,801	14,284
2.50% 9/1/28	14,791	15,336
3.00% 9/1/30	50,356	52,719
3.00% 2/1/31	32,689	34,229
3.00% 3/1/31	55,000	57,605
3.50% 7/1/26	33,354	35,232
4.00% 4/1/24	11,426	12,159
4.00% 5/1/24	106,069	112,858
4.00% 7/1/25	33,553	35,865
4.00% 11/1/25	63,186	67,457
4.00% 12/1/26	34,125	36,478
4.00% 1/1/27	167,670	178,949
4.00% 8/1/27	40,802	43,602
4.50% 4/1/18	2,174	2,248
5.00% 9/1/18	5,465	5,648
5.50% 7/1/22	9,824	10,631
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,203	5,422
3.00% 8/1/33	21,335	22,275
3.00% 1/1/36	123,617	128,068
3.50% 4/1/33	6,160	6,514
4.00% 1/1/31	9,046	9,743
4.00% 2/1/31	29,741	32,040
Fannie Mae S.F. 30 yr
3.00% 7/1/42	40,595	41,731
3.00% 10/1/42	24,195	24,912
3.00% 12/1/42	51,301	52,741
3.00% 5/1/43	80,088	82,328
4.00% 8/1/43	18,314	19,704
4.50% 6/1/38	27,843	30,440
4.50% 4/1/39	38,813	42,238
4.50% 6/1/39	38,134	41,570
4.50% 9/1/39	9,932	10,830
4.50% 11/1/39	29,298	32,315
4.50% 4/1/40	866	946
4.50% 2/1/41	126,631	138,231
4.50% 7/1/41	20,030	21,858
4.50% 8/1/41	32,044	35,521
4.50% 10/1/41	34,755	37,950

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 12/1/41	79,255	$86,454
4.50% 1/1/42	224,015	244,295
4.50% 9/1/42	373,455	407,844
4.50% 1/1/43	49,896	54,406
4.50% 9/1/43	41,599	45,374
4.50% 6/1/44	232,930	254,229
4.50% 10/1/44	167,364	182,781
4.50% 1/1/45	120,793	131,426
4.50% 2/1/45	368,213	401,909
5.00% 11/1/35	16,008	17,736
5.00% 4/1/37	10,296	11,414
5.50% 12/1/32	1,907	2,158
5.50% 2/1/33	25,153	28,431
5.50% 4/1/34	10,089	11,417
5.50% 11/1/34	10,896	12,333
5.50% 12/1/34	72,257	81,829
5.50% 3/1/35	21,573	24,417
5.50% 5/1/35	16,813	19,041
5.50% 6/1/35	7,464	8,446
5.50% 1/1/36	31,156	35,282
5.50% 4/1/36	61,588	69,438
5.50% 5/1/36	4,727	5,339
5.50% 7/1/36	32,418	36,710
5.50% 9/1/36	33,581	38,001
5.50% 11/1/36	5,965	6,704
5.50% 1/1/37	25,083	28,115
5.50% 2/1/37	13,089	14,721
5.50% 4/1/37	52,315	58,846
5.50% 8/1/37	27,332	30,921
5.50% 9/1/37	29,118	32,740
5.50% 1/1/38	775	872
5.50% 2/1/38	18,332	20,687
5.50% 3/1/38	14,207	16,101
5.50% 6/1/38	61,199	68,767
5.50% 7/1/38	9,529	10,724
5.50% 1/1/39	39,103	44,238
5.50% 2/1/39	89,316	100,899
5.50% 3/1/40	94,283	106,792
5.50% 7/1/40	57,835	65,278
5.50% 3/1/41	141,306	159,906
5.50% 9/1/41	389,180	438,323
6.00% 4/1/35	111,029	128,101
6.00% 5/1/36	27,947	31,850
6.00% 6/1/36	3,258	3,722
6.00% 12/1/36	3,594	4,114
6.00% 2/1/37	11,766	13,427
6.00% 5/1/37	27,710	31,580
6.00% 6/1/37	2,002	2,308

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 7/1/37	1,835	$2,091
6.00% 8/1/37	16,021	18,256
6.00% 9/1/37	4,045	4,620
6.00% 11/1/37	599	683
6.00% 5/1/38	57,720	65,851
6.00% 9/1/38	10,502	12,001
6.00% 10/1/38	4,691	5,348
6.00% 9/1/39	156,026	178,012
6.00% 10/1/39	88,881	102,490
6.00% 3/1/40	15,452	17,639
6.00% 9/1/40	14,352	16,354
6.00% 11/1/40	6,040	6,971
6.00% 5/1/41	73,763	84,340
6.00% 6/1/41	43,211	49,363
6.00% 7/1/41	168,499	192,256
6.50% 2/1/36	5,692	6,895
6.50% 3/1/40	83,365	97,193
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	4,419,000	4,523,606
3.00% 6/1/46	1,877,000	1,917,453
4.50% 4/1/46	470,000	511,419
4.50% 6/1/46	127,000	137,869
Freddie Mac ARM
2.523% 1/1/44 ●	122,729	126,064
2.781% 10/1/45 ●	23,625	24,381
2.83% 9/1/45 ●	136,865	141,404
2.944% 10/1/45 ●	33,808	34,981
2.955% 11/1/44 ●	12,861	13,349
3.107% 3/1/46 ●	45,000	46,692
Freddie Mac S.F. 15 yr
4.00% 12/1/24	15,328	16,202
4.00% 5/1/25	5,790	6,182
4.00% 8/1/25	12,504	13,317
4.50% 8/1/24	35,112	37,656
4.50% 9/1/26	16,141	17,318
Freddie Mac S.F. 20 yr
3.00% 6/1/34	23,299	24,198
3.50% 1/1/34	51,166	53,962
3.50% 9/1/35	33,743	35,554
4.00% 8/1/35	7,766	8,372
4.00% 10/1/35	37,812	40,696
Freddie Mac S.F. 30 yr
3.00% 10/1/42	45,917	47,162
3.00% 11/1/42	44,327	45,708
4.50% 4/1/39	6,149	6,781
4.50% 10/1/39	29,302	31,885
4.50% 11/1/39	78,198	85,556

(continues)                                                     83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
4.50% 4/1/41	88,509	$96,516
5.50% 3/1/34	4,215	4,735
5.50% 12/1/34	3,959	4,465
5.50% 6/1/36	2,683	3,015
5.50% 11/1/36	5,340	5,961
5.50% 12/1/36	1,192	1,334
5.50% 7/1/37	2,131	2,389
5.50% 9/1/37	3,715	4,154
5.50% 4/1/38	12,677	14,191
5.50% 6/1/38	3,195	3,576
5.50% 7/1/38	13,301	14,863
5.50% 6/1/39	13,342	14,935
5.50% 3/1/40	14,484	16,203
5.50% 8/1/40	22,138	24,764
5.50% 1/1/41	14,555	16,255
5.50% 6/1/41	306,775	344,024
6.00% 2/1/36	8,555	9,817
6.00% 3/1/36	8,122	9,331
6.00% 1/1/38	4,956	5,632
6.00% 6/1/38	14,074	16,011
6.00% 8/1/38	38,315	44,203
6.00% 5/1/40	21,329	24,350
6.00% 7/1/40	22,251	25,355
6.50% 4/1/39	20,944	23,842
GNMA I S.F. 30 yr
5.00% 6/15/40	7,798	8,658

Total Agency Mortgage-Backed Securities (cost $14,849,038)		14,976,895

Collateralized Debt Obligations – 0.97%

Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.088% 5/15/25 #●	250,000	247,874
Cent CLO
Series 2013-20A A 144A 2.099% 1/25/26 #●	150,000	148,060
CIFC Funding
Series 2014-2A A1L 144A 2.105% 5/24/26 #●	250,000	248,049
Magnetite IX
Series 2014-9A A1 144A 2.039% 7/25/26 #●	250,000	247,773

Total Collateralized Debt Obligations (cost $894,600)		891,756

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities – 4.11%

Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	20,816	$20,834
Series 2007-4 AM 5.808% 2/10/51 ●	60,000	62,284
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	30,000	31,103
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A 3.759% 4/15/44 #	709	709
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.705% 12/10/49 ●	35,000	35,355
Series 2014-GC25 A4 3.635% 10/10/47	65,000	68,676
Series 2015-GC27 A5 3.137% 2/10/48	75,000	76,393
Series 2016-P3 A4 3.329% 4/15/49	45,000	46,589
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	45,000	45,733
Series 2014-CR16 A4 4.051% 4/10/47	80,000	87,629
Series 2014-CR19 A5 3.796% 8/10/47	75,000	81,045
Series 2014-CR20 A4 3.59% 11/10/47	25,000	26,618
Series 2014-CR20 AM 3.938% 11/10/47	130,000	138,113
Series 2015-3BP A 144A 3.178% 2/10/35 #	200,000	205,936
Series 2015-CR23 A4 3.497% 5/10/48	25,000	26,323
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	30,000	30,452
DBJPM
Series 2016-C1 A4 3.276% 5/10/49	25,000	25,750
DBUBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #●	100,000	109,403
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	20,000	21,923

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2011-K15 B 144A 4.949% 8/25/44 #●	10,000	$10,874
Series 2012-K18 B 144A 4.255% 1/25/45 #●	30,000	31,654
Series 2012-K22 B 144A 3.686% 8/25/45 #●	50,000	50,069
Series 2012-K22 C 144A 3.686% 8/25/45 #●	40,000	38,189
Series 2012-K23 C 144A 3.656% 10/25/45 #●	20,000	18,931
Series 2012-K707 B 144A 3.883% 1/25/47 #●	20,000	20,488
Series 2012-K708 B 144A 3.751% 2/25/45 #●	60,000	61,747
Series 2012-K708 C 144A 3.751% 2/25/45 #●	15,000	14,921
Series 2013-K25 C 144A 3.618% 11/25/45 #●	40,000	37,227
Series 2013-K26 C 144A 3.599% 12/25/45 #●	25,000	23,073
Series 2013-K30 C 144A 3.557% 6/25/45 #●	40,000	36,233
Series 2013-K31 C 144A 3.628% 7/25/46 #●	70,000	65,107
Series 2013-K33 B 144A 3.503% 8/25/46 #●	50,000	50,186
Series 2013-K33 C 144A 3.503% 8/25/46 #●	10,000	8,761
Series 2013-K35 C 144A 3.942% 8/25/23 #●	10,000	8,992
Series 2013-K712 B 144A 3.369% 5/25/45 #●	35,000	35,154
Series 2013-K713 B 144A 3.165% 4/25/46 #●	70,000	69,771
Series 2013-K713 C 144A 3.165% 4/25/46 #●	75,000	73,941
Series 2014-K716 C 144A 3.953% 8/25/47 #●	30,000	30,356
Series 2015-K47 B 144A 3.60% 6/25/48 #●	15,000	12,900
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	400,000	437,100
Series 2014-GC24 A5 3.931% 9/10/47	80,000	86,581
Series 2015-GC32 A4 3.764% 7/10/48	35,000	37,483
Hilton USA Trust
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	100,000	100,130

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	200,000	$200,482
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	26,576	26,427
Series 2014-C22 B 4.561% 9/15/47 ●	20,000	20,797
Series 2015-C33 A4 3.77% 12/15/48	75,000	80,387
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.499% 8/12/37 ●	25,000	27,075
Series 2005-LDP5 D 5.529% 12/15/44 ●	45,000	44,898
Series 2006-LDP8 AM 5.44% 5/15/45	163,000	164,378
Series 2013-LC11 B 3.499% 4/15/46	40,000	40,606
Series 2015-JP1 A5 3.914% 1/15/49	40,000	43,286
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,953	2,962
Series 2006-C6 AJ 5.452% 9/15/39 ●	70,000	68,591
Series 2006-C6 AM 5.413% 9/15/39	65,000	65,766
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	110,000	117,618
Series 2015-C26 A5 3.531% 10/15/48	65,000	68,394
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	200,000	193,001
Series 2006-TOP23 A4 5.891% 8/12/41 ●	13,255	13,280
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	35,000	36,138
Series 2015-NXS3 A4 3.617% 9/15/57	40,000	42,472

Total Commercial Mortgage-Backed Securities (cost $3,768,354)		3,757,294

(continues)                                                     85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds – 0.80%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	49,000	$46,427
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	21,000	21,551
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	36,000	37,665
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	29,000	22,040
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/15/18 #@	34,000	33,787
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	31,000	30,089
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	22,000	20,240
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	33,000	29,473
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	16,000	19,000
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	19,000	17,634
General Cable 4.50% exercise price $32.77, maturity date 11/15/29 @f	35,000	19,250
Gilead Sciences 1.625% exercise price $22.33, maturity date 5/1/16	6,000	24,690
HealthSouth 2.00% exercise price $38.08, maturity date 12/1/43	24,000	26,700
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	24,000	19,020
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	12,000	15,540

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22 #	28,000	$26,005
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	7,000	9,984
Liberty Interactive 144A 1.00% exercise price $64.06, maturity date 9/30/43 #	29,000	25,013
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	30,000	28,200
Microchip Technology 1.625% exercise price $66.05, maturity date 2/15/25	14,000	14,473
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	5,000	4,863
Novellus Systems 2.625% exercise price $34.23, maturity date 5/15/41	17,000	41,501
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	18,000	20,003
PROS Holdings 144A 2.00% exercise price $33.79, maturity date 12/1/19 #	30,000	23,213
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	23,000	20,513
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	30,000	30,244
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	24,000	23,250
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	6,000	4,725
TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19 @	19,000	18,810
Vector Group 1.75% exercise price $24.64, maturity date 4/15/20 ●	18,000	19,991

	Principal amount°		Value (U.S. $)

Convertible Bonds (continued)

Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●		9,000	$13,485
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @		29,000	27,786

Total Convertible Bonds (cost $744,008)			735,165

Corporate Bonds – 20.89%

Banking – 3.06%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	27,000	21,224
Bank Nederlandse Gemeenten 5.25% 5/20/24	AUD	16,000	14,129
Bank of America
2.625% 10/19/20		200,000	201,608
4.45% 3/3/26		135,000	139,354
Bank of New York Mellon
2.15% 2/24/20		15,000	15,116
2.50% 4/15/21		115,000	117,353
Citizens Financial Group 4.30% 12/3/25		55,000	56,966
City National 5.25% 9/15/20		55,000	61,740
Fifth Third Bancorp 2.875% 7/27/20		25,000	25,411
Goldman Sachs Group 5.20% 12/17/19	NZD	18,000	13,005
Huntington Bancshares 3.15% 3/14/21		25,000	25,430
JPMorgan Chase
1.251% 1/28/19 ●		53,000	52,788
3.30% 4/1/26		95,000	95,891
4.25% 11/2/18	NZD	85,000	60,004
6.75% 8/29/49 ●		60,000	65,955
KeyBank 3.30% 6/1/25		250,000	256,474
Morgan Stanley
1.469% 1/24/19 ●		57,000	56,612
3.875% 1/27/26		70,000	73,174
3.95% 4/23/27		10,000	10,033
5.00% 9/30/21	AUD	54,000	43,725
PNC Funding 5.625% 2/1/17		150,000	155,176
State Street
2.55% 8/18/20		60,000	61,833
3.55% 8/18/25		75,000	79,897
SunTrust Banks
2.35% 11/1/18		90,000	90,678

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Toronto-Dominion Bank
2.125% 4/7/21		40,000	$39,932
2.50% 12/14/20		70,000	71,315
UBS Group Funding Jersey 144A 3.00% 4/15/21 #		200,000	200,600
USB Capital IX 3.50% 10/29/49 @●		145,000	107,481
Wells Fargo
2.50% 3/4/21		65,000	65,866
2.55% 12/7/20		45,000	45,855
Woori Bank
144A 2.875% 10/2/18 #		200,000	205,238
144A 4.75% 4/30/24 #		200,000	210,538
Zions Bancorporation 4.50% 6/13/23		60,000	61,485

			2,801,886

Basic Industry – 1.50%
Ball 5.25% 7/1/25		45,000	47,419
BHP Billiton Finance 3.00% 3/30/20	AUD	10,000	7,461
Cemex 144A 7.75% 4/16/26 #		200,000	205,480
CF Industries 6.875% 5/1/18		105,000	114,299
Dow Chemical 8.55% 5/15/19		198,000	235,687
Georgia-Pacific 8.00% 1/15/24		160,000	206,613
INVISTA Finance 144A 4.25% 10/15/19 #		75,000	72,375
Lundin Mining 144A 7.50% 11/1/20 #		35,000	33,600
Masco 3.50% 4/1/21		75,000	75,937
Methanex 4.25% 12/1/24		40,000	33,460
OCP 144A 4.50% 10/22/25 #		200,000	191,817
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #		15,000	15,656
PolyOne 5.25% 3/15/23		30,000	30,000
PPG Industries 2.30% 11/15/19		50,000	50,751
Southern Copper 5.875% 4/23/45		40,000	35,691
WR Grace 144A 5.125% 10/1/21 #		15,000	15,637

			1,371,883

Capital Goods – 0.18%
Embraer Netherlands Finance 5.05% 6/15/25		35,000	30,931

(continues)                                                     87

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Fortune Brands Home & Security 3.00% 6/15/20		35,000	$35,462
Lockheed Martin
2.50% 11/23/20		20,000	20,507
3.55% 1/15/26		45,000	47,763
Parker-Hannifin 3.30% 11/21/24		5,000	5,266
TransDigm 6.50% 7/15/24		30,000	29,916

			169,845

Consumer Cyclical – 1.31%
American Axle & Manufacturing 6.25% 3/15/21		45,000	46,631
CDK Global 4.50% 10/15/24		45,000	44,650
CVS Health
3.875% 7/20/25		30,000	32,436
144A 5.00% 12/1/24 #		30,000	34,453
Daimler 2.75% 12/10/18	NOK	520,000	65,280
Ford Motor 7.45% 7/16/31		92,000	120,159
General Motors Financial
3.45% 4/10/22		100,000	98,319
4.375% 9/25/21		20,000	20,696
5.25% 3/1/26		20,000	20,958
Home Depot
2.00% 4/1/21		50,000	50,536
3.00% 4/1/26		80,000	84,088
Host Hotels & Resorts
3.75% 10/15/23		60,000	58,633
4.50% 2/1/26		5,000	5,066
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,172
144A 2.55% 2/6/19 #		15,000	15,106
144A 3.00% 3/18/21 #		10,000	10,130
Lear 5.25% 1/15/25		70,000	72,887
Marriott International 3.375% 10/15/20		50,000	51,773
Newell Rubbermaid 3.85% 4/1/23		10,000	10,387
O’Reilly Automotive 3.55% 3/15/26		30,000	30,928
QVC 5.45% 8/15/34		40,000	35,461
Signet UK Finance 4.70% 6/15/24		85,000	84,370
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		45,000	46,776
4.50% 10/1/34 @		10,000	9,591

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Toyota Finance Australia
2.25% 8/31/16	NOK	60,000	$7,275
3.04% 12/20/16	NZD	120,000	82,824

			1,199,585

Consumer Non-Cyclical – 2.22%
Anheuser-Busch InBev Finance 3.65% 2/1/26		355,000	373,776
AstraZeneca 3.375% 11/16/25		80,000	82,969
Becton Dickinson 6.375% 8/1/19		95,000	108,341
DaVita HealthCare Partners 5.00% 5/1/25		125,000	124,063
HCA 5.375% 2/1/25		95,000	96,158
HealthSouth
5.125% 3/15/23		15,000	15,019
5.75% 11/1/24		10,000	10,180
5.75% 9/15/25		15,000	15,233
JB 144A 3.75% 5/13/25 #		150,000	151,296
Johnson & Johnson 3.70% 3/1/46		20,000	21,056
Mallinckrodt International Finance 144A 5.50% 4/15/25 #		70,000	62,125
NuVasive 144A 2.25% 3/15/21 #		13,000	13,975
PepsiCo
2.85% 2/24/26		75,000	77,046
4.45% 4/14/46		20,000	22,356
Perrigo Finance Unlimited 3.50% 12/15/21		200,000	204,117
Prestige Brands 144A 5.375% 12/15/21 #		40,000	40,700
Reynolds American
4.00% 6/12/22		60,000	65,292
4.45% 6/12/25		125,000	137,786
Stryker
2.625% 3/15/21		45,000	45,940
3.50% 3/15/26		20,000	20,769
Sysco 3.30% 7/15/26		120,000	121,975
Tenet Healthcare 4.50% 4/1/21		50,000	50,500
Total System Services
3.80% 4/1/21		15,000	15,443
4.80% 4/1/26		60,000	62,031
Zimmer Biomet Holdings
3.375% 11/30/21		90,000	92,648

			2,030,794

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy – 1.03%
AmeriGas Finance 7.00% 5/20/22	35,000	$36,050
Dominion Gas Holdings 4.60% 12/15/44	85,000	83,814
Energy Transfer Partners
4.75% 1/15/26	25,000	22,762
9.70% 3/15/19	56,000	61,962
EnLink Midstream Partners 4.15% 6/1/25	15,000	11,660
Enterprise Products Operating
3.70% 2/15/26	20,000	19,657
7.034% 1/15/68 ●	10,000	10,165
Murphy Oil USA 6.00% 8/15/23	80,000	83,200
Noble Energy 5.05% 11/15/44	50,000	42,734
Occidental Petroleum
3.40% 4/15/26	35,000	35,378
4.40% 4/15/46	40,000	40,359
Petrobras Global Finance
4.875% 3/17/20	10,000	8,347
5.875% 3/1/18	25,000	24,057
Petroleos Mexicanos
3.50% 7/23/20	30,000	29,475
144A 6.375% 2/4/21 #	10,000	10,690
6.50% 6/2/41	15,000	14,197
144A 6.875% 8/4/26 #	15,000	16,275
Plains All American Pipeline 8.75% 5/1/19	90,000	99,562
Regency Energy Partners 5.875% 3/1/22	85,000	82,678
Williams Partners 7.25% 2/1/17	80,000	82,003
Woodside Finance
144A 3.65% 3/5/25 #	30,000	27,921
144A 8.75% 3/1/19 #	65,000	74,768
YPF
144A 8.50% 3/23/21 #	10,000	10,037
144A 8.75% 4/4/24 #	20,000	19,900

		947,651

Financials – 0.85%
Affiliated Managers Group 3.50% 8/1/25	60,000	59,046
American Tower
2.80% 6/1/20	30,000	30,181
4.00% 6/1/25	65,000	67,181
Aviation Capital Group 144A 2.875% 9/17/18 #	5,000	5,027

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Aviation Capital Group
144A 4.875% 10/1/25 #		25,000	$24,781
144A 6.75% 4/6/21 #		50,000	56,313
Berkshire Hathaway
2.75% 3/15/23		35,000	35,728
3.125% 3/15/26		40,000	41,065
Crown Castle International
3.40% 2/15/21		35,000	35,561
4.45% 2/15/26		35,000	36,462
General Electric Capital
4.25% 1/17/18	NZD	10,000	7,040
5.55% 5/4/20		40,000	46,145
6.00% 8/7/19		80,000	92,273
IRSA Propiedades Comerciales 144A 8.75% 3/23/23 #		20,000	20,080
Jefferies Group
6.45% 6/8/27		30,000	31,683
6.50% 1/20/43		20,000	17,871
Lazard Group
3.75% 2/13/25		60,000	55,483
6.85% 6/15/17		17,000	17,920
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		100,000	100,296

			780,136

Insurance – 1.03%
American International Group 3.30% 3/1/21		45,000	46,059
Berkshire Hathaway Finance 2.90% 10/15/20		75,000	78,994
Highmark
144A 4.75% 5/15/21 #@		45,000	46,143
144A 6.125% 5/15/41 #@		20,000	20,960
Liberty Mutual Group 144A 4.95% 5/1/22 #		25,000	27,255
MetLife
5.25% 12/29/49 ●		60,000	57,487
6.40% 12/15/36		90,000	93,195
Prudential Financial
4.50% 11/15/20		20,000	21,770
5.375% 5/15/45 ●		45,000	44,606
5.625% 6/15/43 ●		35,000	35,691
5.875% 9/15/42 ●		70,000	73,237
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		50,000	50,786
144A 4.125% 11/1/24 #		95,000	98,355

(continues)                                                     89

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Trinity Acquisition
3.50% 9/15/21	15,000	$15,278
4.40% 3/15/26	20,000	20,329
USI 144A 7.75% 1/15/21 #	15,000	15,056
Voya Financial 5.65% 5/15/53 ●	60,000	56,100
XLIT
4.45% 3/31/25	65,000	64,481
5.50% 3/31/45	50,000	48,143
6.50% 12/29/49 ●	40,000	27,800

		941,725

Media – 1.30%
21st Century Fox America 4.95% 10/15/45	65,000	69,769
CCO Holdings 144A 5.125% 5/1/23 #	65,000	66,300
CCO Safari II 144A 4.908% 7/23/25 #	155,000	163,736
CCOH Safari 144A 5.75% 2/15/26 #	40,000	41,500
Comcast 3.15% 3/1/26	260,000	271,040
CSC Holdings 5.25% 6/1/24	150,000	134,063
Gray Television 7.50% 10/1/20	30,000	31,800
Omnicom Group 3.60% 4/15/26	45,000	46,191
Sky 144A 3.75% 9/16/24 #	200,000	206,774
Time Warner 4.85% 7/15/45	75,000	76,593
Tribune Media 144A 5.875% 7/15/22 #	80,000	78,358

		1,186,124

Real Estate – 0.59%
CBL & Associates
4.60% 10/15/24	55,000	50,154
5.25% 12/1/23	15,000	14,269
Corporate Office Properties
3.60% 5/15/23	55,000	51,746
5.25% 2/15/24	65,000	67,010
DDR
7.50% 4/1/17	30,000	31,612
7.875% 9/1/20	73,000	87,798
Education Realty Operating Partnership 4.60% 12/1/24	60,000	59,433
Hospitality Properties Trust 4.50% 3/15/25	55,000	52,986
Kimco Realty 3.40% 11/1/22	10,000	10,151

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Simon Property Group
2.50% 7/15/21	20,000	$20,451
3.30% 1/15/26	25,000	25,977
UDR 4.00% 10/1/25	20,000	20,815
WP Carey 4.60% 4/1/24	45,000	45,850

		538,252

Services – 0.42%
AECOM 5.875% 10/15/24	75,000	77,625
GEO Group
5.125% 4/1/23	55,000	53,763
5.875% 10/15/24	30,000	30,413
MGM Resorts International 6.00% 3/15/23	68,000	70,720
United Rentals North America 5.50% 7/15/25	103,000	102,850
Zayo Group 6.00% 4/1/23	45,000	45,140

		380,511

Technology – 0.68%
Apple 3.25% 2/23/26	190,000	198,619
Cisco Systems 2.20% 2/28/21	80,000	81,648
First Data
144A 5.00% 1/15/24 #	30,000	30,150
144A 5.75% 1/15/24 #	145,000	145,529
144A 7.00% 12/1/23 #	17,000	17,234
Jabil Circuit 7.75% 7/15/16	9,000	9,136
Micron Technology 5.50% 2/1/25	60,000	48,937
Oracle
3.25% 5/15/30	65,000	65,631
4.30% 7/8/34	25,000	26,342

		623,226

Telecommunications – 2.21%
American Tower Trust I 144A 3.07% 3/15/23 #	75,000	75,163
AT&T
3.60% 2/17/23	225,000	234,095
4.125% 2/17/26	65,000	68,781
CC Holdings GS V 3.849% 4/15/23	30,000	30,976
CenturyLink
5.80% 3/15/22	75,000	72,439
6.75% 12/1/23	50,000	48,813
Crown Castle Towers 144A 4.883% 8/15/20 #	255,000	273,449
Digicel Group 144A 8.25% 9/30/20 #	200,000	172,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Equinix 5.375% 4/1/23	80,000	$83,200
Frontier Communications 144A 8.875% 9/15/20 #	50,000	52,125
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,527
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	202,250
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	54,636
144A 2.898% 10/15/19 #	40,000	40,189
SES 144A 3.60% 4/4/23 #	25,000	24,547
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	120,000	110,358
Sprint Communications
144A 7.00% 3/1/20 #	15,000	15,075
144A 9.00% 11/15/18 #	70,000	73,675
Telefonica Emisiones 6.421% 6/20/16	80,000	80,862
Time Warner Cable 5.50% 9/1/41	15,000	14,926
T-Mobile USA 6.125% 1/15/22	60,000	62,250
Verizon Communications 4.862% 8/21/46	110,000	116,468
WPP Finance 2010 5.625% 11/15/43	15,000	15,566

		2,020,870

Transportation – 0.54%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	34,453	32,946
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	28,255	27,690
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	44,090	43,043
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	10,000	10,313
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	20,000	20,575
Burlington Northern Santa Fe 4.70% 9/1/45	85,000	94,901
CSX 3.35% 11/1/25	70,000	72,227
FedEx 4.75% 11/15/45	20,000	21,252

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Penske Truck Leasing 144A 3.30% 4/1/21 #	50,000	$49,879
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	24,257	25,076
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	53,400	53,466
United Parcel Service 5.125% 4/1/19	40,000	44,453

		495,821

Utilities – 3.97%
Alabama Power 4.30% 1/2/46	70,000	74,755
Ameren Illinois
3.25% 3/1/25	55,000	57,756
9.75% 11/15/18	165,000	198,247
American Transmission Systems 144A 5.25% 1/15/22 #	140,000	155,867
American Water Capital
3.40% 3/1/25	65,000	68,546
4.30% 9/1/45	15,000	15,872
Appalachian Power
3.40% 6/1/25	165,000	169,137
4.45% 6/1/45	35,000	36,235
Berkshire Hathaway Energy 3.75% 11/15/23	90,000	96,195
Black Hills 3.95% 1/15/26 @	20,000	21,013
Calpine 5.375% 1/15/23	30,000	29,231
Cleveland Electric Illuminating 5.50% 8/15/24	60,000	69,284
CMS Energy 6.25% 2/1/20	65,000	74,759
ComEd Financing III 6.35% 3/15/33 @	65,000	70,358
Commonwealth Edison 4.35% 11/15/45	60,000	65,798
Consumers Energy 4.10% 11/15/45	15,000	15,879
Dominion Resources 3.90% 10/1/25	25,000	25,762
DTE Energy 144A 3.30% 6/15/22 #	60,000	62,355
Duke Energy
3.75% 4/15/24	75,000	78,544
4.80% 12/15/45	65,000	69,440
Duke Energy Carolinas 3.875% 3/15/46	25,000	25,526

(continues)                                                     91

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Enel 144A 8.75% 9/24/73 #●	200,000	$223,000
Enel Finance International 144A 6.00% 10/7/39 #	100,000	117,764
Entergy 4.00% 7/15/22	30,000	31,856
Entergy Louisiana 4.05% 9/1/23	150,000	164,062
Exelon 144A 3.95% 6/15/25 #	55,000	57,110
Great Plains Energy 4.85% 6/1/21	30,000	32,691
Indiana Michigan Power 4.55% 3/15/46	10,000	10,332
IPALCO Enterprises 5.00% 5/1/18	35,000	36,925
Kansas City Power & Light 3.65% 8/15/25	90,000	93,099
LG&E & KU Energy 4.375% 10/1/21	110,000	119,330
Louisville Gas & Electric 4.375% 10/1/45	30,000	32,801
Metropolitan Edison 144A 4.00% 4/15/25 #	40,000	41,003
MidAmerican Energy 4.25% 5/1/46	110,000	118,345
National Rural Utilities Cooperative Finance
2.30% 11/1/20	10,000	10,187
2.70% 2/15/23	70,000	71,164
3.25% 11/1/25	5,000	5,247
4.75% 4/30/43 ●	85,000	82,080
NextEra Energy Capital Holdings
2.40% 9/15/19	85,000	84,812
3.625% 6/15/23	35,000	36,047
NV Energy 6.25% 11/15/20	65,000	75,136
Pennsylvania Electric 5.20% 4/1/20	75,000	78,979
Public Service Electric & Gas 3.80% 3/1/46	5,000	5,119
Public Service of New Hampshire 3.50% 11/1/23	50,000	52,911
Puget Energy 6.00% 9/1/21	35,000	39,954
Southern 2.75% 6/15/20	180,000	182,676
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	51,753
WEC Energy Group 3.55% 6/15/25	50,000	52,043

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Westar Energy 3.25% 12/1/25	40,000	$41,988
Wisconsin Electric Power 4.30% 12/15/45	35,000	38,246
Xcel Energy 3.30% 6/1/25	160,000	164,388

		3,631,607

Total Corporate Bonds (cost $18,692,096)		19,119,916

Municipal Bonds – 0.58%

Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	30,000	35,155
Commonwealth of Massachusetts
Series A 5.00% 3/1/46	45,000	52,402
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	45,000	53,164
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	45,000	51,692
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	45,000	52,744
New York City, New York
Series C 5.00% 8/1/26	25,000	31,607
Series C 5.00% 8/1/27	30,000	37,617
New York State Urban Development (Personal Income Tax)
Series A 5.00% 3/15/26	25,000	31,952
Series A 5.00% 3/15/27	10,000	12,611
North Carolina State
Series A 5.00% 6/1/27	65,000	84,280
Texas State Transportation Commission (Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	20,000	23,573
Texas Water Development Board
Series A 5.00% 10/15/45	50,000	59,429

Total Municipal Bonds (cost $521,378)		526,226

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities – 2.98%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	67,862	$70,511
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	99,976
Series 2014-4 A2 1.43% 6/17/19	90,000	89,971
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.676% 5/15/20 ●	185,000	184,825
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	100,754
Bank of America Credit Card Trust
Series 2014-A3 A 0.726% 1/15/20 ●	70,000	70,021
Series 2015-A1 A 0.766% 6/15/20 ●	185,000	185,131
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	100,000	100,147
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	18,816	18,817
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.476% 7/15/20 ●	100,000	99,603
Chase Issuance Trust
Series 2014-A5 A5 0.806% 4/15/21 ●	100,000	99,906
Chesapeake Funding
Series 2012-2A A 144A 0.891% 5/7/24 #●	19,142	19,141
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	46,812	46,738
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	200,000	204,337
Series 2014-A9 A9 0.682% 11/23/18 ●	145,000	145,000

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Discover Card Execution Note Trust
Series 2015-A3 A 1.45% 3/15/21	100,000	$100,236
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	97,896	96,951
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	45,000	44,968
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	48,500	43,319
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	100,000	100,266
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.998% 7/16/18 ●	35,000	35,002
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	100,000	99,313
Nissan Auto Lease Trust
Series 2015-B A2B 0.966% 12/15/17 ●	45,000	45,036
PFS Financing
Series 2015-AA A 144A 1.056% 4/15/20 #●	100,000	98,721
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,967
Progress Residential Trust
Series 2015-SFR2 A 144A 2.74% 6/12/32 #	99,957	99,889
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,922
Series 2015-2 A 1.60% 4/15/21	100,000	100,142
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	135,000	133,469

Total Non-Agency Asset-Backed Securities (cost $2,749,685)		2,732,079

(continues)                                                     93

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations – 1.91%

Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	1,410	$1,407
Series 2005-6 7A1 5.50% 7/25/20	979	956
ChaseFlex Trust
Series 2006-1 A4 4.709% 6/25/36 ●	100,000	82,897
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	40,606	40,373
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	50,072	51,215
Series 2014-2 B1 144A 3.427% 6/25/29 #●	87,131	89,580
Series 2014-2 B2 144A 3.427% 6/25/29 #●	87,131	88,227
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,161
Series 2015-1 B1 144A 2.666% 12/25/44 #●	198,246	195,729
Series 2015-4 B1 144A 3.636% 6/25/45 #●	98,559	95,906
Series 2015-4 B2 144A 3.636% 6/25/45 #●	98,559	93,915
Series 2015-5 B2 144A 2.897% 5/25/45 #●	99,120	92,492
Series 2015-6 B1 144A 3.652% 10/25/45 #●	98,937	101,908
Series 2015-6 B2 144A 3.652% 10/25/45 #●	98,937	99,941
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●	92,901	95,939
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.673% 9/25/43 #●	94,429	93,901
Series 2014-2 A4 144A 3.50% 7/25/44 #●	59,688	60,968
Series 2015-1 B2 144A 3.892% 1/25/45 #●	24,351	24,579
Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	26,340	26,764

	Principal amount°		Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●		93,526	$93,433
Series 2015-6 A1B 144A 2.75% 4/25/55 #●		94,840	94,631
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		13,939	14,146
Series 2006-AR5 2A1 3.10% 4/25/36 ●		9,813	9,138
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.914% 3/20/45 #●		98,041	100,043

Total Non-Agency Collateralized Mortgage Obligations (cost $1,693,095)			1,748,249

Regional Bonds – 0.18%Δ

Australia – 0.07%
Queensland Treasury 144A 3.25% 7/21/26 #	AUD	75,000	58,703

			58,703

Canada – 0.11%
Province of Ontario Canada 3.45% 6/2/45	CAD	56,000	46,025
Province of Quebec Canada 6.00% 10/1/29	CAD	54,000	57,121

			103,146

Total Regional Bonds (cost $167,957)			161,849

Senior Secured Loans – 2.98%«

Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		116,350	116,959
Aramark Tranche E 1st Lien 3.25% 9/7/19		101,875	101,827
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		60,000	59,779
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18		44,121	43,786
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		8,542	8,550
First Data Tranche B 1st Lien 4.432% 3/24/21		292,556	292,209

	Principal amount°		Value (U.S. $)

Senior Secured Loans« (continued)

Gardner Denver 1st Lien 4.25% 7/30/20		94,274	$85,553
HCA Tranche B6 1st Lien 3.683% 3/18/23		179,250	180,242
Hilton Worldwide Finance Tranche B2 1st Lien 3.50% 10/25/20		270,713	271,119
Houghton International 1st Lien 4.00% 12/20/19		341,851	328,177
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		86,415	86,091
Landry’s Tranche B 1st Lien 4.00% 4/24/18		70,638	70,479
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		125,000	125,469
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21		54,222	53,788
Numericable U.S. 1st Lien 4.50% 5/21/20		119,127	118,010
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		103,061	102,510
Republic of Angola (Unsecured) 7.045% 12/16/23 @		175,000	146,125
Sensus 2nd Lien 8.50% 5/9/18 @		85,000	84,575
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		55,000	55,005
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		316,591	313,877
USI Tranche B 1st Lien 4.25% 12/27/19		87,092	85,894

Total Senior Secured Loans (cost $2,745,561)			2,730,024

Sovereign Bonds – 1.27%Δ

Australia – 0.08%
Australia Government Bond 3.75% 4/21/37	AUD	83,000	70,085

			70,085

Brazil – 0.03%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/23	BRL	130,000	30,633

			30,633

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	13,000	$11,747

			11,747

Hungary – 0.04%
Hungary Government International Bond 5.375% 3/25/24		30,000	33,664

			33,664

Indonesia – 0.24%
Indonesia Government International Bond 144A 4.875% 5/5/21 #		200,000	215,711

			215,711

Mexico – 0.26%
Mexican Bonos
5.75% 3/5/26	MXN	3,981,000	227,379
6.50% 6/9/22	MXN	230,000	13,969

			241,348

Norway – 0.01%
Norway Government Bond 144A 1.50% 2/19/26 #	NOK	81,000	10,063

			10,063

Peru – 0.07%
Peruvian Government International Bond
4.125% 8/25/27		46,000	48,415
144A 6.95% 8/12/31 #	PEN	66,000	19,416

			67,831

Poland – 0.28%
Poland Government Bond
2.50% 7/25/26	PLN	496,000	129,193
3.25% 7/25/25	PLN	436,000	121,960

			251,153

Portugal – 0.04%
Portugal Government International Bond 144A 5.125% 10/15/24 #		39,000	39,591

			39,591

Republic of Korea – 0.10%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	102,824,660	90,139

			90,139

(continues)                                                     95

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

United Kingdom – 0.05%
United Kingdom Gilt
3.25% 1/22/44	GBP	7,900	$13,591
3.50% 1/22/45	GBP	18,400	33,199

			46,790

Uruguay – 0.06%
Uruguay Government International Bond 4.375% 10/27/27		54,000	55,620

			55,620

Total Sovereign Bonds (cost $1,143,535)			1,164,375

Supranational Banks – 0.52%

Asian Development Bank 0.50% 3/24/20	AUD	63,000	44,086
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	590,000,000	44,168
Inter-American Development Bank 6.00% 9/5/17	INR	4,500,000	67,399
International Bank for Reconstruction & Development
1.625% 3/9/21		75,000	75,543
3.50% 1/22/21	NZD	207,000	146,471
4.625% 10/6/21	NZD	25,000	18,637
International Finance
2.125% 4/7/26		70,000	70,630
3.625% 5/20/20	NZD	11,000	7,831

Total Supranational Banks (cost $472,226)			474,765

U.S. Treasury Obligations – 4.23%

U.S. Treasury Bonds
2.875% 8/15/45		470,000	494,400
3.00% 11/15/45 ¥		375,000	404,853
U.S. Treasury Floating Rate Note 0.403% 10/31/17 ●		10,000	10,002
U.S. Treasury Notes
1.25% 3/31/21		1,705,000	1,707,031
1.375% 1/31/21		825,000	830,962
1.625% 2/15/26		10,000	9,855

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations (continued)

U.S. Treasury Notes 2.25% 11/15/25	400,000	$416,312

Total U.S. Treasury Obligations (cost $3,818,187)		3,873,415

	Number of shares

Preferred Stock – 0.78%

General Electric 5.00% ●	133,000	137,156
Integrys Energy Group 6.00% @●	3,500	92,422
PNC Preferred Funding Trust II 144A 1.856% #●	200,000	168,500
US Bancorp 3.50% ●	400	319,100

Total Preferred Stock (cost $678,551)		717,178

	Principal amount°

Short-Term Investments – 10.14%

Discount Notes – 5.82%≠
Federal Home Loan Bank
0.32% 4/13/16	239,678	239,662
0.32% 5/20/16	434,040	433,893
0.335% 5/2/16	556,202	556,082
0.34% 5/19/16	69,991	69,968
0.343% 4/22/16	592,117	592,047
0.358% 5/18/16	1,110,559	1,110,197
0.362% 4/15/16	391,760	391,729
0.367% 4/21/16	256,975	256,947
0.38% 7/18/16	261,240	260,966
0.385% 6/8/16	463,713	463,450
0.387% 5/27/16	583,628	583,401
0.516% 8/15/16	363,859	363,323

		5,321,665

Repurchase Agreements – 4.32%
Bank of America Merrill Lynch 0.23%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $845,603 (collateralized by U.S. government obligations 2.50% 7/15/16; market value $862,509)	845,597	845,597

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.29%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $1,409,340 (collateralized by U.S. government obligations 0.00%–8.75% 5/26/16–11/30/22; market value $1,437,515)	1,409,329	$1,409,329
BNP Paribas 0.30%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $1,702,088 (collateralized by U.S. government obligations 0.00%–4.75% 5/15/16–8/15/44; market value $1,736,116)	1,702,074	1,702,074

		3,957,000

Total Short-Term Investments (cost $9,277,916)		9,278,665

Total Value of Securities – 107.43% (cost $90,221,478)		$98,336,083

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $10,870,589, which represents 11.88% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $1,818,301, which represents 1.99% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $54,563, which represents 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2016.

(continues)                                                     97

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(242,648)	USD	173,657	4/7/16	$(12,285)
BAML	CAD	(193,108)	USD	143,132	4/7/16	(5,558)
BAML	EUR	160,036	USD	(174,381)	4/7/16	7,764
BAML	JPY	3,549,421	USD	(31,468)	4/7/16	77
BAML	NZD	36,501	USD	(23,972)	4/7/16	1,250
BAML	RUB	4,444,605	USD	(65,574)	4/7/16	452
BNP	AUD	(52,363)	USD	37,288	4/7/16	(2,838)
BNP	INR	2,198,043	USD	(32,895)	4/7/16	256
BNP	NOK	(383,785)	USD	42,770	4/7/16	(3,609)
BNYM	AUD	(32,364)	USD	24,837	4/1/16	29
BNYM	EUR	(8,180)	USD	9,314	4/1/16	6
BNYM	HKD	175,363	USD	(22,630)	4/1/16	(24)
DB	PLN	495,595	USD	(133,081)	4/4/16	(268)
HSBC	GBP	(54,994)	USD	76,314	4/7/16	(2,674)
JPMC	KRW	(98,158,430)	USD	79,203	4/7/16	(6,468)
JPMC	PLN	(170,612)	USD	42,654	4/7/16	(3,064)
TD	GBP	(33,040)	USD	47,713	4/7/16	259
TD	JPY	(3,679,798)	USD	32,632	4/7/16	(72)
TD	MXN	2,274,324	USD	(132,159)	4/1/16	(536)
TD	NZD	(99,119)	USD	67,971	4/7/16	(515)
UBS	INR	1,752,091	USD	(25,613)	4/7/16	811

						$(27,007)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(14)	E-mini S&P 500 Index	$(1,418,010)	$(1,436,050)	6/20/16	$(18,040)
15	U.S. Treasury 10 yr Notes	1,933,632	1,955,859	6/22/16	22,227
3	U.S. Treasury Long Bonds	496,212	493,313	6/22/16	(2,900)

		$1,011,834			$1,287

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]

	Protection Purchased:
ICE	JPMC - CDX.NA.HY.25[5]		575,000	5.00%	12/20/20	$(12,220)	$(4,229)
	JPMC - iTraxx® Europe Crossover
ICE	Series 25[6]	EUR	205,000	5.00%	6/20/21	(18,988)	(2,303)
JPMC	CDX.EM.25[7]		312,000	1.00%	6/20/21	26,409	703

							$(5,829)

Interest Rate Swap Contracts8

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]

CME - BOA 10 yr	460,000	2.049%	0.629%	1/12/26	$17,012
CME - BOA 30 yr	260,000	2.524%	0.629%	1/12/46	21,972
CME - BOA 30 yr	210,000	2.504%	0.629%	1/12/46	16,758
CME - BOA 30 yr	280,000	2.485%	0.629%	1/14/46	21,112

					$76,854

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2A Credit Default Swap contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $3,605.

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

7Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)                                                     99

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BOA – Bank of America

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – Euro

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Delaware Foundation Funds®

March 31, 2016

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$70,520,215	$266,126,883	$89,057,418
Short-term investments, at value[2]	3,878,720	21,988,774	9,278,665
Foreign currencies, at value[3]	74,053	171,893	38,720
Cash collateral due from broker for centrally cleared swap contracts	41,632	292,958	150,085
Receivable for securities sold	2,836,985	18,885,975	8,940,291
Dividends and interest receivable	258,510	1,173,155	454,061
Receivable for fund shares sold	127,778	52,985	67,729
Upfront payments paid on credit default swap contracts	6,856	52,141	26,409
Variation margin due from broker on futures contracts	3,808	31,038	11,121
Variation margin due from broker on centrally cleared interest rate swap contracts	1,878	13,364	6,821
Swap interest receivable	1,685	12,067	6,161
Unrealized appreciation on interest rate swap contracts	21,174	150,572	76,854
Unrealized appreciation on foreign currency exchange contracts	2,044	15,641	10,904
Unrealized appreciation on credit default swap contracts	182	1,388	703

Total assets	77,775,520	308,968,834	108,125,942

Liabilities:
Cash overdraft	64,792	106,715	36,892
Payable for securities purchased	5,420,095	34,453,556	16,156,683
Payable for fund shares redeemed	59,850	74,548	105,390
Swap interest payable	826	5,882	2,992
Other accrued expenses	66,144	126,329	69,166
Investment management fees payable	29,464	155,212	54,569
Distribution fees payable to affiliates	19,971	56,318	36,049
Trustees’ fees and expenses payable	664	2,557	867
Audit and tax fees payable	50,633	50,633	50,633
Unrealized depreciation on foreign currency exchange contracts	9,962	58,826	37,911
Upfront payments received on credit default swap contracts	8,592	59,218	31,208
Unrealized depreciation on credit default swap contracts	1,840	12,822	6,532
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,262	4,796	1,605
Legal fees payable to affiliates	653	1,028	693
Variation margin due to broker on centrally cleared credit default swap contracts	528	3,654	1,901
Accounting and administration expenses payable to affiliates	287	1,093	366
Reports and statements to shareholders expenses payable to affiliates	48	183	61
Other liabilities	34	176	96

Total liabilities	5,735,645	35,173,546	16,593,614

Total Net Assets	$72,039,875	$273,795,288	$91,532,328

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Assets Consist of:
Paid-in capital	$61,590,063	$238,115,283	$85,091,377
Undistributed (distributions in excess of) net investment income	(17,825)	359,159	(115,934)
Undistributed (accumulated) net realized gain (loss) on investments	(1,308,364)	6,858	(1,606,874)
Net unrealized appreciation of investments	11,763,999	35,214,879	8,114,605
Net unrealized appreciation (depreciation) of foreign currencies	(1,880)	750	244
Net unrealized depreciation of foreign currency exchange contracts	(7,918)	(43,185)	(27,007)
Net unrealized appreciation (depreciation) of futures contracts	1,302	(4,638)	1,287
Net unrealized appreciation of swap contracts	20,498	146,182	74,630

Total Net Assets	$72,039,875	$273,795,288	$91,532,328

Net Asset Value

Class A:
Net assets	$41,172,449	$174,041,119	$43,443,226
Shares of beneficial interest outstanding, unlimited authorization, no par	4,447,196	16,115,742	4,700,803
Net asset value per share	$9.26	$10.80	$9.24
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.82	$11.46	$9.80

Class C:
Net assets	$11,528,842	$24,735,622	$30,133,977
Shares of beneficial interest outstanding, unlimited authorization, no par	1,281,798	2,290,163	3,251,573
Net asset value per share	$8.99	$10.80	$9.27

Class R:
Net assets	$3,964,930	$1,982,547	$3,729,179
Shares of beneficial interest outstanding, unlimited authorization, no par	431,691	184,283	403,587
Net asset value per share	$9.18	$10.76	$9.24

Institutional Class:
Net assets	$15,373,654	$73,036,000	$14,225,946
Shares of beneficial interest outstanding, unlimited authorization, no par	1,649,842	6,759,700	1,536,067
Net asset value per share	$9.32	$10.80	$9.26

[1]Investments, at cost	$58,756,536	$230,913,977	$80,943,562
[2]Short-term investments, at cost	3,878,400	21,986,801	9,277,916
[3]Foreign currencies, at cost	75,548	170,066	38,447

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®

Year ended March 31, 2016

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$1,353,230	$3,782,903	$905,956
Interest	509,681	3,924,256	2,069,684
Foreign tax withheld	(69,790)	(190,667)	(45,198)

	1,793,121	7,516,492	2,930,442

Expenses:
Management fees	497,574	1,855,592	649,053
Distribution expenses – Class A	109,028	433,898	116,963
Distribution expenses – Class C	112,472	272,540	324,133
Distribution expenses – Class R	22,644	10,130	20,326
Dividend disbursing and transfer agent fees and expenses	146,009	269,086	115,639
Custodian fees	67,628	86,251	66,695
Audit and tax fees	54,786	54,967	63,117
Registration fees	53,867	57,221	54,632
Reports and statements to shareholders expenses	37,538	93,921	61,566
Accounting and administration expenses	24,656	92,009	32,166
Legal fees	19,067	68,300	18,280
Trustees’ fees and expenses	3,708	13,811	4,883
Other	64,924	74,895	66,952

	1,213,901	3,382,621	1,594,405
Less expenses waived	(270,825)	(81,683)	(208,888)
Less expenses paid indirectly	(97)	(333)	(81)

Total operating expenses	942,979	3,300,605	1,385,436

Net Investment Income	850,142	4,215,887	1,545,006

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,470,084	2,906,196	589,963
Foreign currencies	(70,219)	(380,131)	(237,702)
Foreign currency exchange contracts	5,808	(10,230)	25,920
Futures contracts	(3,861)	327,028	104,796
Options purchased	(9,291)	(70,224)	(36,053)
Swap contracts	(7,349)	(34,226)	(17,204)

Net realized gain	1,385,172	2,738,413	429,720

Net change in unrealized appreciation (depreciation) of:
Investments	(5,890,855)	(17,229,824)	(5,147,388)
Foreign currencies	9,063	37,098	25,598
Foreign currency exchange contracts	(12,780)	(69,957)	(46,392)
Futures contracts	13,289	11,469	(4,608)
Swap contracts	20,498	146,182	74,630

Net change in unrealized appreciation (depreciation)	(5,860,785)	(17,105,032)	(5,098,160)

Net Realized and Unrealized Loss	(4,475,613)	(14,366,619)	(4,668,440)

Net Decrease in Net Assets Resulting from Operations	$(3,625,471)	$(10,150,732)	$(3,123,434)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$850,142	$340,842	$1,270,611
Net realized gain	1,385,172	4,756,955	8,914,822
Net change in unrealized appreciation (depreciation)	(5,860,785)	(2,552,317)	(1,607,140)

Net increase (decrease) in net assets resulting from operations	(3,625,471)	2,545,480	8,578,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(518,808)	(670,486)	(603,852)
Class B	—	—	(12,160)
Class C	(57,000)	(104,793)	(48,978)
Class R	(44,379)	(229,430)	(157,594)
Institutional Class	(248,088)	(388,795)	(351,106)

Net realized gain:
Class A	(3,576,310)	(3,832,820)	(3,111,229)
Class B	—	—	(62,653)
Class C	(928,687)	(1,033,470)	(552,240)
Class R	(369,331)	(1,525,979)	(996,815)
Institutional Class	(1,659,280)	(1,942,280)	(1,526,037)

	(7,401,883)	(9,728,053)	(7,422,664)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,424,812	8,011,391	6,530,915
Class B	—	—	7,978
Class C	2,921,897	1,695,226	2,924,031
Class R	1,811,442	2,038,922	2,506,334
Institutional Class	6,002,215	3,118,268	17,344,742

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,042,241	4,436,305	3,683,355
Class B	—	—	74,082
Class C	959,660	1,107,607	587,450
Class R	409,501	1,749,402	1,150,296
Institutional Class	1,559,336	1,647,866	1,528,053

	25,131,104	23,804,987	36,337,236

	Delaware Foundation® Growth Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,593,498)	$(4,466,450)	$(19,715,840)
Class B	—	—	(1,217,288)
Class C	(1,807,081)	(634,038)	(1,544,372)
Class R	(1,978,662)	(13,646,610)	(2,788,415)
Institutional Class	(9,849,126)	(1,717,849)	(26,135,144)

	(22,228,367)	(20,464,947)	(51,401,059)

Increase (Decrease) in net assets derived from capital share transactions	2,902,737	3,340,040	(15,063,823)

Net Decrease in Net Assets	(8,124,617)	(3,842,533)	(13,908,194)

Net Assets:
Beginning of period	80,164,492	84,007,025	97,915,219

End of period	$72,039,875	$80,164,492	$84,007,025

Undistributed (distributions in excess of) net investment income	$(17,825)	$(10,370)	$1,039,530

* During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                                     107

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,215,887	$1,979,719	$5,839,168
Net realized gain	2,738,413	15,458,105	24,649,805
Net change in unrealized appreciation (depreciation)	(17,105,032)	(8,633,698)	(3,466,979)

Net increase (decrease) in net assets resulting from operations	(10,150,732)	8,804,126	27,021,994

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,822,360)	(1,827,308)	(2,891,845)
Class B	—	—	(10,609)
Class C	(215,417)	(156,883)	(233,429)
Class R	(25,405)	(123,654)	(300,275)
Institutional Class	(1,258,365)	(666,817)	(1,212,686)

Net realized gain:
Class A	(10,223,231)	(15,038,907)	(11,302,237)
Class B	—	—	(56,210)
Class C	(1,560,097)	(2,126,585)	(1,280,965)
Class R	(108,271)	(1,767,981)	(1,219,067)
Institutional Class	(3,278,591)	(4,875,746)	(3,219,383)

	(19,491,737)	(26,583,881)	(21,726,706)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,893,678	4,019,646	11,087,706
Class B	—	—	24,360
Class C	3,559,489	2,868,847	8,147,792
Class R	1,182,713	1,488,037	2,666,433
Institutional Class	26,917,461	8,746,195	35,027,943

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,794,190	15,150,986	12,716,282
Class B	—	—	66,760
Class C	1,709,232	2,172,738	1,431,152
Class R	133,673	1,891,527	1,519,340
Institutional Class	1,707,988	2,313,602	2,027,366

	52,898,424	38,651,578	74,715,134

	Delaware Foundation® Moderate Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,132,893)	$(13,648,646)	$(45,785,450)
Class B	—	—	(1,299,556)
Class C	(6,508,713)	(2,401,739)	(4,802,879)
Class R	(1,632,183)	(23,847,621)	(3,798,762)
Institutional Class	(11,388,537)	(4,747,408)	(45,093,605)

	(39,662,326)	(44,645,414)	(100,780,252)

Increase (Decrease) in net assets derived from capital share transactions	13,236,098	(5,993,836)	(26,065,118)

Net Decrease in Net Assets	(16,406,371)	(23,773,591)	(20,769,830)

Net Assets:
Beginning of period	290,201,659	313,975,250	334,745,080

End of period	$273,795,288	$290,201,659	$313,975,250

Undistributed net investment income	$359,159	$409,779	$1,022,864

* During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             109

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Conservative Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,545,006	$853,535	$2,965,938
Net realized gain	429,720	4,398,007	10,112,147
Net change in unrealized appreciation (depreciation)	(5,098,160)	(2,269,835)	(2,238,392)

Net increase (decrease) in net assets resulting from operations	(3,123,434)	2,981,707	10,839,693

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(788,930)	(543,728)	(1,337,552)
Class B	—	—	(3,240)
Class C	(310,363)	(237,788)	(502,587)
Class R	(59,013)	(63,235)	(161,662)
Institutional Class	(319,771)	(214,204)	(1,047,149)

Net realized gain:
Class A	(2,358,056)	(4,241,701)	(1,716,123)
Class B	—	—	(4,304)
Class C	(1,664,921)	(2,890,282)	(658,350)
Class R	(206,122)	(729,542)	(146,792)
Institutional Class	(864,532)	(1,492,551)	(592,651)

	(6,571,708)	(10,413,031)	(6,170,410)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,423,444	4,407,440	14,011,807
Class B	—	—	3,265
Class C	4,679,637	3,278,408	10,696,827
Class R	1,120,255	754,001	5,215,274
Institutional Class	6,485,127	3,504,138	40,956,160

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,079,149	4,647,836	2,958,782
Class B	—	—	7,543
Class C	1,898,697	2,965,207	1,097,606
Class R	264,953	792,356	308,454
Institutional Class	966,883	1,380,681	1,527,292

	24,918,145	21,730,067	76,783,010

	Delaware Foundation® Conservative Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,301,551)	$(6,417,076)	$(47,660,435)
Class B	—	—	(273,538)
Class C	(7,981,848)	(4,378,655)	(8,808,935)
Class R	(1,490,339)	(6,033,341)	(2,013,059)
Institutional Class	(9,878,979)	(6,407,936)	(54,098,565)

	(32,652,717)	(23,237,008)	(112,854,532)

Decrease in net assets derived from capital share transactions	(7,734,572)	(1,506,941)	(36,071,522)

Net Decrease in Net Assets	(17,429,714)	(8,938,265)	(31,402,239)

Net Assets:
Beginning of period	108,962,042	117,900,307	149,302,546

End of period	$91,532,328	$108,962,042	$117,900,307

Distributions in excess of net investment income	$(115,934)	$(127,165)	$(42,458)

* During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$10.640	$11.640	$11.550	$10.220	$8.970	$9.390

Income (loss) from investment operations:
Net investment income[2]	0.115	0.049	0.159	0.148	0.143	0.158
Net realized and unrealized gain (loss)	(0.549)	0.295	0.860	1.355	1.506	(0.426)

Total from investment operations	(0.434)	0.344	1.019	1.503	1.649	(0.268)

Less dividends and distributions from:
Net investment income	(0.118)	(0.200)	(0.151)	(0.145)	(0.148)	(0.152)
Net realized gain	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.946)	(1.344)	(0.929)	(0.173)	(0.399)	(0.152)

Net asset value, end of period	$9.260	$10.640	$11.640	$11.550	$10.220	$8.970

Total return[3]	(4.47% )	3.15%	9.21%	14.92%	18.87%	(3.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,172	$44,463	$39,716	$49,046	$42,992	$38,595
Ratio of expenses to average net assets	1.16%	1.17%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived	1.52%	1.58%	1.44%	1.52%	1.53%	1.54%
Ratio of net investment income to average net assets	1.18%	0.89%	1.37%	1.37%	1.47%	1.58%
Ratio of net investment income to average net assets prior to fees waived	0.83%	0.48%	1.08%	1.00%	1.09%	1.19%
Portfolio turnover	87%	49%	77%	104%	109%	110%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$10.360	$11.340	$11.270	$9.980	$8.760	$9.180

Income (loss) from investment operations:
Net investment income[2]	0.041	0.007	0.071	0.066	0.068	0.081
Net realized and unrealized gain (loss)	(0.538)	0.273	0.846	1.324	1.479	(0.415)

Total from investment operations	(0.497)	0.280	0.917	1.390	1.547	(0.334)

Less dividends and distributions from:
Net investment income	(0.045)	(0.116)	(0.069)	(0.072)	(0.076)	(0.086)
Net realized gain	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.873)	(1.260)	(0.847)	(0.100)	(0.327)	(0.086)

Net asset value, end of period	$8.990	$10.360	$11.340	$11.270	$9.980	$8.760

Total return[3]	(5.22% )	2.72%	8.37%	14.05%	18.04%	(3.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,529	$11,017	$9,707	$7,687	$6,570	$6,043
Ratio of expenses to average net assets	1.91%	1.92%	1.90%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	2.27%	2.33%	2.19%	2.22%	2.23%	2.24%
Ratio of net investment income to average net assets	0.43%	0.14%	0.62%	0.62%	0.72%	0.83%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.08%	(0.27% )	0.33%	0.30%	0.39%	0.49%
Portfolio turnover	87%	49%	77%	104%	109%	110%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             113

Financial highlights

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$10.560	$11.560	$11.480	$10.150	$8.910	$9.330

Income (loss) from investment operations:
Net investment income[2]	0.090	0.035	0.131	0.121	0.118	0.132
Net realized and unrealized gain (loss)	(0.548)	0.281	0.850	1.357	1.497	(0.424)

Total from investment operations	(0.458)	0.316	0.981	1.478	1.615	(0.292)

Less dividends and distributions from:
Net investment income	(0.094)	(0.172)	(0.123)	(0.120)	(0.124)	(0.128)
Net realized gain	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.922)	(1.316)	(0.901)	(0.148)	(0.375)	(0.128)

Net asset value, end of period	$9.180	$10.560	$11.560	$11.480	$10.150	$8.910

Total return[3]	(4.74% )	2.91%	8.92%	14.75%	18.58%	(3.25% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,965	$4,399	$15,654	$14,635	$12,156	$10,085
Ratio of expenses to average net assets	1.41%	1.42%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.77%	1.83%	1.69%	1.82%	1.83%	1.84%
Ratio of net investment income to average net assets	0.93%	0.64%	1.12%	1.12%	1.22%	1.33%
Ratio of net investment income to average net assets prior to fees waived	0.58%	0.23%	0.83%	0.70%	0.79%	0.89%
Portfolio turnover	87%	49%	77%	104%	109%	110%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$10.700	$11.720	$11.630	$10.280	$9.020	$9.440

Income (loss) from investment operations:
Net investment income[2]	0.141	0.063	0.187	0.175	0.168	0.184
Net realized and unrealized gain (loss)	(0.549)	0.290	0.860	1.372	1.516	(0.429)

Total from investment operations	(0.408)	0.353	1.047	1.547	1.684	(0.245)

Less dividends and distributions from:
Net investment income	(0.144)	(0.229)	(0.179)	(0.169)	(0.173)	(0.175)
Net realized gain	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.972)	(1.373)	(0.957)	(0.197)	(0.424)	(0.175)

Net asset value, end of period	$9.320	$10.700	$11.720	$11.630	$10.280	$9.020

Total return[3]	(4.19% )	3.21%	9.42%	15.30%	19.19%	(2.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,374	$20,285	$18,930	$25,426	$37,054	$30,452
Ratio of expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived	1.27%	1.33%	1.19%	1.22%	1.23%	1.24%
Ratio of net investment income to average net assets	1.43%	1.14%	1.62%	1.62%	1.72%	1.83%
Ratio of net investment income to average net assets prior to fees waived	1.08%	0.73%	1.33%	1.30%	1.39%	1.49%
Portfolio turnover	87%	49%	77%	104%	109%	110%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             115

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$11.970	$12.700	$12.520	$11.520	$10.080	$10.410

Income (loss) from investment operations:
Net investment income[2]	0.166	0.082	0.223	0.210	0.202	0.225
Net realized and unrealized gain (loss)	(0.531)	0.266	0.790	1.006	1.444	(0.355)

Total from investment operations	(0.365)	0.348	1.013	1.216	1.646	(0.130)

Less dividends and distributions from:
Net investment income	(0.173)	(0.115)	(0.181)	(0.216)	(0.206)	(0.200)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—

Total dividends and distributions	(0.805)	(1.078)	(0.833)	(0.216)	(0.206)	(0.200)

Net asset value, end of period	$10.800	$11.970	$12.700	$12.520	$11.520	$10.080

Total return[3]	(3.32% )	2.89%	8.34%	10.66%	16.46%	(1.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,041	$195,937	$201,628	$220,891	$214,553	$197,639
Ratio of expenses to average net assets	1.15%	1.16%	1.13%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.18%	1.25%	1.17%	1.25%	1.25%	1.24%
Ratio of net investment income to average net assets	1.49%	1.34%	1.75%	1.75%	1.84%	2.05%
Ratio of net investment income to average net assets prior to fees waived	1.46%	1.25%	1.71%	1.63%	1.72%	1.94%
Portfolio turnover	131%	65%	115%	135%	157%	164%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$11.970	$12.700	$12.550	$11.550	$10.100	$10.430

Income (loss) from investment operations:
Net investment income[2]	0.081	0.035	0.126	0.119	0.118	0.141
Net realized and unrealized gain (loss)	(0.531)	0.267	0.784	1.007	1.454	(0.352)

Total from investment operations	(0.450)	0.302	0.910	1.126	1.572	(0.211)

Less dividends and distributions from:
Net investment income	(0.088)	(0.069)	(0.108)	(0.126)	(0.122)	(0.119)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—

Total dividends and distributions	(0.720)	(1.032)	(0.760)	(0.126)	(0.122)	(0.119)

Net asset value, end of period	$10.800	$11.970	$12.700	$12.550	$11.550	$10.100

Total return[3]	(4.06% )	2.50%	7.47%	9.81%	15.53%	(2.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,736	$28,965	$27,906	$22,838	$16,575	$13,813
Ratio of expenses to average net assets	1.91%	1.92%	1.90%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	1.94%	2.01%	1.94%	1.97%	1.97%	2.01%
Ratio of net investment income to average net assets	0.73%	0.58%	0.98%	0.98%	1.07%	1.28%
Ratio of net investment income to average net assets prior to fees waived	0.70%	0.49%	0.94%	0.91%	1.00%	1.17%
Portfolio turnover	131%	65%	115%	135%	157%	164%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             117

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended	10/1/14 to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$11.930	$12.660	$12.500	$11.500	$10.060	$10.380

Income (loss) from investment operations:
Net investment income[2]	0.136	0.066	0.189	0.178	0.172	0.195
Net realized and unrealized gain (loss)	(0.531)	0.267	0.779	1.005	1.445	(0.348)

Total from investment operations	(0.395)	0.333	0.968	1.183	1.617	(0.153)

Less dividends and distributions from:
Net investment income	(0.143)	(0.100)	(0.156)	(0.183)	(0.177)	(0.167)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—

Total dividends and distributions	(0.775)	(1.063)	(0.808)	(0.183)	(0.177)	(0.167)

Net asset value, end of period	$10.760	$11.930	$12.660	$12.500	$11.500	$10.060

Total return[3]	(3.59% )	2.76%	7.99%	10.38%	16.19%	(1.60% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,982	$2,501	$24,307	$23,566	$22,883	$18,645
Ratio of expenses to average net assets	1.41%	1.42%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.51%	1.44%	1.57%	1.57%	1.61%
Ratio of net investment income to average net assets	1.23%	1.08%	1.48%	1.48%	1.57%	1.78%
Ratio of net investment income to average net assets prior to fees waived	1.20%	0.99%	1.44%	1.31%	1.40%	1.57%
Portfolio turnover	131%	65%	115%	135%	157%	164%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		10/1/14
	Year ended	to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11
Net asset value, beginning of period	$11.980	$12.710	$12.520	$11.520	$10.080	$10.400

Income (loss) from investment operations:
Net investment income[2]	0.191	0.097	0.252	0.238	0.228	0.250
Net realized and unrealized gain (loss)	(0.540)	0.266	0.793	1.005	1.444	(0.345)

Total from investment operations	(0.349)	0.363	1.045	1.243	1.672	(0.095)

Less dividends and distributions from:
Net investment income	(0.199)	(0.130)	(0.203)	(0.243)	(0.232)	(0.225)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—

Total dividends and distributions	(0.831)	(1.093)	(0.855)	(0.243)	(0.232)	(0.225)

Net asset value, end of period	$10.800	$11.980	$12.710	$12.520	$11.520	$10.080

Total return[3]	(3.17% )	3.01%	8.62%	10.91%	16.73%	(1.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,036	$62,799	$60,134	$66,263	$142,925	$113,458
Ratio of expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived	0.94%	1.01%	0.94%	0.97%	0.97%	1.01%
Ratio of net investment income to average net assets	1.73%	1.58%	1.98%	1.98%	2.07%	2.28%
Ratio of net investment income to average net assets prior to fees waived	1.70%	1.49%	1.94%	1.91%	2.00%	2.17%
Portfolio turnover	131%	65%	115%	135%	157%	164%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             119

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

		10/1/14
	Year ended	to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11
Net asset value, beginning of period	$10.160	$10.870	$10.570	$10.220	$9.430	$9.900

Income (loss) from investment operations:
Net investment income[2]	0.168	0.090	0.223	0.198	0.203	0.245
Net realized and unrealized gain (loss)	(0.430)	0.203	0.540	0.414	1.035	(0.183)

Total from investment operations	(0.262)	0.293	0.763	0.612	1.238	0.062

Less dividends and distributions from:
Net investment income	(0.164)	(0.111)	(0.245)	(0.192)	(0.186)	(0.236)
Net realized gain	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.658)	(1.003)	(0.463)	(0.262)	(0.448)	(0.532)

Net asset value, end of period	$9.240	$10.160	$10.870	$10.570	$10.220	$9.430

Total return[3]	(2.69% )	2.86%	7.34%	6.09%	13.47%	0.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,443	$51,722	$52,429	$81,655	$75,988	$66,175
Ratio of expenses to average net assets	1.18%	1.15%	1.13%	1.13%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived	1.38%	1.50%	1.33%	1.41%	1.43%	1.47%
Ratio of net investment income to average net assets	1.76%	1.73%	2.06%	1.90%	2.05%	2.44%
Ratio of net investment income to average net assets prior to fees waived	1.55%	1.38%	1.86%	1.62%	1.75%	2.11%
Portfolio turnover	168%	93%	163%	210%	219%	211%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

		10/1/14
	Year ended	to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11
Net asset value, beginning of period	$10.180	$10.900	$10.590	$10.240	$9.450	$9.920

Income (loss) from investment operations:
Net investment income[2]	0.096	0.051	0.143	0.120	0.129	0.170
Net realized and unrealized gain (loss)	(0.420)	0.193	0.541	0.420	1.035	(0.190)

Total from investment operations	(0.324)	0.244	0.684	0.540	1.164	(0.020)

Less dividends and distributions from:
Net investment income	(0.092)	(0.072)	(0.156)	(0.120)	(0.112)	(0.154)
Net realized gain	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.586)	(0.964)	(0.374)	(0.190)	(0.374)	(0.450)

Net asset value, end of period	$9.270	$10.180	$10.900	$10.590	$10.240	$9.450

Total return[3]	(3.32% )	2.37%	6.56%	5.35%	12.60%	(0.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,134	$34,671	$35,101	$31,132	$23,943	$17,206
Ratio of expenses to average net assets	1.93%	1.90%	1.88%	1.88%	1.88%	1.89%
Ratio of expenses to average net assets prior to fees waived	2.13%	2.25%	2.08%	2.11%	2.13%	2.17%
Ratio of net investment income to average net assets	1.01%	0.98%	1.31%	1.15%	1.30%	1.69%
Ratio of net investment income to average net assets prior to fees waived	0.80%	0.63%	1.11%	0.92%	1.05%	1.41%
Portfolio turnover	168%	93%	163%	210%	219%	211%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             121

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

		10/1/14
	Year ended	to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11
Net asset value, beginning of period	$10.150	$10.870	$10.570	$10.220	$9.430	$9.900

Income (loss) from investment operations:
Net investment income[2]	0.144	0.077	0.197	0.172	0.178	0.220
Net realized and unrealized gain (loss)	(0.420)	0.193	0.537	0.415	1.035	(0.184)

Total from investment operations	(0.276)	0.270	0.734	0.587	1.213	0.036

Less dividends and distributions from:
Net investment income	(0.140)	(0.098)	(0.216)	(0.167)	(0.161)	(0.210)
Net realized gain	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.634)	(0.990)	(0.434)	(0.237)	(0.423)	(0.506)

Net asset value, end of period	$9.240	$10.150	$10.870	$10.570	$10.220	$9.430

Total return[3]	(2.84% )	2.63%	7.06%	5.84%	13.19%	0.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,729	$4,232	$9,327	$5,646	$4,293	$3,220
Ratio of expenses to average net assets	1.43%	1.40%	1.38%	1.38%	1.38%	1.39%
Ratio of expenses to average net assets prior to fees waived	1.63%	1.75%	1.58%	1.71%	1.73%	1.77%
Ratio of net investment income to average net assets	1.51%	1.48%	1.81%	1.65%	1.80%	2.19%
Ratio of net investment income to average net assets prior to fees waived	1.30%	1.13%	1.61%	1.32%	1.45%	1.81%
Portfolio turnover	168%	93%	163%	210%	219%	211%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		10/1/14
	Year ended	to	Year ended
	3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11
Net asset value, beginning of period	$10.180	$10.890	$10.590	$10.230	$9.440	$9.920

Income (loss) from investment operations:
Net investment income[2]	0.192	0.103	0.250	0.224	0.228	0.271
Net realized and unrealized gain (loss)	(0.430)	0.203	0.539	0.424	1.035	(0.194)

Total from investment operations	(0.238)	0.306	0.789	0.648	1.263	0.077

Less dividends and distributions from:
Net investment income	(0.188)	(0.124)	(0.271)	(0.218)	(0.211)	(0.261)
Net realized gain	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.682)	(1.016)	(0.489)	(0.288)	(0.473)	(0.557)

Net asset value, end of period	$9.260	$10.180	$10.890	$10.590	$10.230	$9.440

Total return[3]	(2.44% )	2.98%	7.59%	6.45%	13.74%	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,226	$18,337	$21,043	$30,615	$45,993	$33,583
Ratio of expenses to average net assets	0.93%	0.90%	0.88%	0.88%	0.88%	0.89%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.25%	1.08%	1.11%	1.13%	1.17%
Ratio of net investment income to average net assets	2.01%	1.98%	2.31%	2.15%	2.30%	2.69%
Ratio of net investment income to average net assets prior to fees waived	1.80%	1.63%	2.11%	1.92%	2.05%	2.41%
Portfolio turnover	168%	93%	163%	210%	219%	211%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®

March 31, 2016

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (the 1940 Act), as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2016), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which they invest that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2016, and matured on the next business day.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal

(continues)                                             125

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

income tax purposes. Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2016.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended March 31, 2016, each Fund earned the following amounts under this agreement:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$97	$333	$81

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of average daily net assets of each Fund from April 1, 2015 through March 31, 2016*. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended March 31, 2016, each Fund was charged for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$3,635	$13,557	$4,741

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail Funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of

Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2016, each Fund was charged for these services as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$15,913	$59,366	$20,759

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended March 31, 2016, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$2,835	$7,370	$3,359

For the year ended March 31, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$9,112	$10,968	$12,138

For the year ended March 31, 2016, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$55	$22	$—
Class C	830	2,283	2,991

(continues)                                             127

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended March 31, 2016, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended March 31, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases	$398,171	$447,695	$232,721
Sales	122,835	225,277	233,399
Net realized gains (losses)	787	1,634	(1,911)

*The contractual waiver period is Jan. 29, 2015 through July 29, 2016.

3. Investments

For the year ended March 31, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than U.S. government securities	$49,922,586	$270,945,470	$116,397,358
Purchases of U.S. government securities	15,171,612	93,602,287	42,299,383
Sales other than U.S. government securities	54,723,561	281,854,463	133,223,800
Sales of U.S. government securities	13,469,722	88,536,944	39,145,968

At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each fund were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments	$63,791,067	$256,299,396	$91,036,777

Aggregate unrealized appreciation of investments	$17,207,650	$51,207,158	$12,225,302
Aggregate unrealized depreciation of investments	(6,599,782)	(19,390,897)	(4,925,996)

Net unrealized appreciation of investments	$10,607,868	$31,816,261	$7,299,306

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2016:

(continues)                                             129

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Delaware Foundation® Growth Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$6,389,022	$15,530	$6,404,552
Corporate Debt	—	5,408,717	—	5,408,717
Foreign Debt	—	469,933	—	469,933
Municipal Bonds	—	163,987	—	163,987
Senior Secured Loans[1]	—	732,698	50,760	783,458
Common Stock
Consumer Discretionary	6,288,471	—	—	6,288,471
Consumer Staples	5,574,800	—	—	5,574,800
Energy	3,087,284	—	—	3,087,284
Financials	9,681,208	81,145	—	9,762,353
Healthcare	7,993,917	—	—	7,993,917
Industrials	6,109,353	—	—	6,109,353
Information Technology	10,462,228	—	—	10,462,228
Materials	2,246,319	—	—	2,246,319
Telecommunication Services	2,669,736	—	—	2,669,736
Utilities	662,943	—	—	662,943
Convertible Preferred Stock[1]	30,518	9,345	—	39,863
Exchange-Traded Funds	135,776	—	—	135,776
Preferred Stock[1]	35,788	36,094	—	71,882
U.S. Treasury Obligations	—	2,184,643	—	2,184,643
Short-Term Investments	—	3,878,720	—	3,878,720

Total Value of Securities	$54,978,341	$19,354,304	$66,290	$74,398,935

Foreign Currency Exchange Contracts	$—	$(7,918)	$—	$(7,918)
Futures Contracts	1,302	—	—	1,302
Swap Contracts	—	19,516	—	19,516

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.76%	0.24%	100.00%
Senior Secured Loans	—	93.52%	6.48%	100.00%
Convertible Preferred Stock	76.56%	23.44%	—	100.00%
Preferred Stock	49.79%	50.21%	—	100.00%

Delaware Foundation® Moderate Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$48,120,112	$98,355	$48,218,467
Corporate Debt	—	43,505,441	—	43,505,441
Foreign Debt	—	3,461,646	—	3,461,646
Municipal Bonds	—	1,283,168	—	1,283,168
Senior Secured Loans[1]	—	4,929,240	377,100	5,306,340
Common Stock
Consumer Discretionary	17,731,427	—	—	17,731,427
Consumer Staples	15,771,936	—	—	15,771,936
Energy	8,737,754	—	—	8,737,754
Financials	27,399,956	214,306	—	27,614,262
Healthcare	22,409,138	—	—	22,409,138
Industrials	17,197,506	—	—	17,197,506
Information Technology	29,732,523	—	—	29,732,523
Materials	6,338,926	—	—	6,338,926
Telecommunication Services	7,640,309	—	—	7,640,309
Utilities	1,866,656	—	—	1,866,656
Convertible Preferred Stock[1]	322,615	44,865	—	367,480
Exchange-Traded Funds	343,415	—	—	343,415
Preferred Stock[1]	572,392	607,063	—	1,179,455
U.S. Treasury Obligations	—	7,421,034	—	7,421,034
Short-Term Investments	—	21,988,774	—	21,988,774

Total Value of Securities	$156,064,553	$131,575,649	$475,455	$288,115,657

Foreign Currency Exchange Contracts	$—	$(43,185)	$—	$(43,185)
Futures Contracts	(4,638)	—	—	(4,638)
Swap Contracts	—	139,138	—	139,138

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.80%	0.20%	100.00%
Senior Secured Loans	—	92.89%	7.11%	100.00%
Convertible Preferred Stock	87.79%	12.21%	—	100.00%
Preferred Stock	48.53%	51.47%	—	100.00%

(continues)                                             131

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Delaware Foundation® Conservative Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$25,278,134	$46,589	$25,324,723
Corporate Debt	—	19,855,081	—	19,855,081
Foreign Debt	—	1,800,989	—	1,800,989
Municipal Bonds	—	526,226	—	526,226
Senior Secured Loans[1]	—	2,499,324	230,700	2,730,024
Common Stock
Consumer Discretionary	3,910,871	—	—	3,910,871
Consumer Staples	3,476,709	—	—	3,476,709
Energy	1,946,586	—	—	1,946,586
Financials	6,026,764	54,563	—	6,081,327
Healthcare	4,960,702	—	—	4,960,702
Industrials	3,746,770	—	—	3,746,770
Information Technology	6,444,849	—	—	6,444,849
Materials	1,403,334	—	—	1,403,334
Telecommunication Services	1,673,405	—	—	1,673,405
Utilities	401,700	—	—	401,700
Convertible Preferred Stock[1]	119,372	759	—	120,131
Exchange-Traded Funds	63,398	—	—	63,398
Preferred Stock[1]	411,522	305,656	—	717,178
U.S. Treasury Obligations	—	3,873,415	—	3,873,415
Short-Term Investments	—	9,278,665	—	9,278,665

Total Value of Securities	$34,585,982	$63,472,812	$277,289	$98,336,083

Foreign Currency Exchange Contracts	$—	$(27,007)	$—	$(27,007)
Futures Contracts	1,287	—	—	1,287
Swap Contracts	—	71,025	—	71,025

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.82%	0.18%	100.00%
Senior Secured Loans	—	91.55%	8.45%	100.00%
Convertible Preferred Stock	99.37%	0.63%	—	100.00%
Preferred Stock	57.38%	42.62%	—	100.00%

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

During the year ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended March 31, 2016, the period Oct. 1, 2014 to March 31, 2015, and the year ended Sept. 30, 2014 were as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Year ended 3/31/16
Ordinary income	$1,157,189	$5,521,720	$2,159,576
Long-term capital gain	6,244,694	13,970,017	4,412,132

Total	$7,401,883	$19,491,737	$6,571,708

10/1/14 to 3/31/15
Ordinary income	$1,969,054	$4,975,099	$2,201,998
Long-term capital gain	7,758,999	21,608,782	8,211,033

Total	$9,728,053	$26,583,881	$10,413,031

Year ended 9/30/14
Ordinary income	$2,282,120	$4,648,844	$3,338,265
Long-term capital gain	5,140,544	17,077,862	2,832,145

Total	$7,422,664	$21,726,706	$6,170,410

5. Components of Net Assets on a Tax Basis

As of March 31, 2016, the components of net assets on a tax basis were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund

Shares of beneficial interest	$61,590,063	$238,115,283	$85,091,377
Undistributed ordinary income	147,465	873,606	—
Undistributed long-term capital gain	—	2,897,094	—
Qualified late year loss deferrals	(304,684)	—	(867,160)
Other temporary differences	(19,879)	(56,723)	(67,770)
Unrealized appreciation on investments, foreign currencies, and derivatives	10,626,910	31,966,028	7,375,881

Net assets	$72,039,875	$273,795,288	$91,532,328

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, tax treatment of contingent payment debt instruments, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

(continues)                                             133

Notes to financial statements

Delaware Foundation Funds®

5. Components of Net Assets on a Tax Basis (continued)

Qualified late year capital losses (including currency and specified gain/loss items) represent losses realized from Nov. 1, 2015 through March 31, 2016, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, capital gains tax, passive foreign investment companies, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, dividends and distributions, and tax treatment of contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2016, the Funds recorded the following reclassifications:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Undistributed (distributions in excess of) net investment income	$10,678	$55,040	$(55,698)
Undistributed (accumulated) net realized gain (loss) on investments	(10,678)	(55,040)	55,698

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation Growth Allocation Fund			Delaware Foundation Moderate Allocation Fund
		10/1/14			10/1/14
	Year ended	to	Year ended	Year ended	to	Year ended
	3/31/16	3/31/15*	9/30/14	3/31/16	3/31/15*	9/30/14
Shares sold:
Class A	745,780	753,884	563,684	524,738	328,925	871,987
Class B	—	—	706	—	—	1,885
Class C	309,623	158,709	258,123	311,741	235,070	642,276
Class R	183,256	187,593	217,019	103,521	121,858	211,950
Institutional Class	594,051	283,167	1,531,904	2,400,170	706,020	2,800,878

Shares issued upon reinvestment of dividends and distributions:
Class A	408,680	424,122	331,834	1,039,216	1,282,706	1,027,567
Class B	—	—	6,822	—	—	5,403
Class C	99,550	108,483	54,043	149,884	183,876	115,796
Class R	41,748	168,212	104,193	11,815	160,693	123,154
Institutional Class	156,814	156,641	137,045	150,650	195,693	163,289

	2,539,502	2,240,811	3,205,373	4,691,735	3,214,841	5,964,185

Shares redeemed:
Class A	(887,985)	(407,843)	(1,729,600)	(1,812,829)	(1,124,438)	(3,659,899)
Class B	—	—	(106,501)	—	—	(102,042)
Class C	(190,750)	(60,205)	(137,787)	(590,231)	(197,148)	(380,757)
Class R	(209,916)	(1,293,441)	(242,095)	(140,708)	(1,992,594)	(300,932)
Institutional Class	(996,852)	(158,913)	(2,241,085)	(1,033,630)	(392,171)	(3,522,871)

	(2,285,503)	(1,920,402)	(4,457,068)	(3,577,398)	(3,706,351)	(7,966,501)

Net increase (decrease)	253,999	320,409	(1,251,695)	1,114,337	(491,510)	(2,002,316)

	Delaware Foundation® Conservative Allocation Fund
	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Shares sold:
Class A	671,740	420,571	1,297,055
Class B	—	—	303
Class C	486,282	313,109	988,172
Class R	118,104	72,029	480,272
Institutional Class	679,190	344,032	3,842,983

Shares issued upon reinvestment of dividends and distributions:
Class A	321,737	463,432	277,338
Class B	—	—	702
Class C	197,117	294,873	102,400
Class R	27,690	79,045	28,788
Institutional Class	100,871	137,376	142,025

	2,602,731	2,124,467	7,160,038

Shares redeemed:
Class A	(1,385,197)	(613,895)	(4,475,301)
Class B	—	—	(24,958)
Class C	(836,845)	(423,838)	(809,443)
Class R	(158,958)	(592,273)	(185,286)
Institutional Class	(1,045,924)	(611,710)	(4,944,290)

	(3,426,924)	(2,241,716)	(10,439,278)

Net decrease	(824,193)	(117,249)	(3,279,240)

For the year ended Sept. 30, 2014, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and on the preceding page and the “Statements of changes in net assets.”

	Year ended 9/30/14
	Class B Shares	Class A Shares	Value
Delaware Foundation Growth Allocation Fund	67,023	65,594	$765,654
Delaware Foundation Moderate Allocation Fund	60,646	60,646	772,982
Delaware Foundation Conservative Allocation Fund	9,313	9,390	102,464

(continues)                                                     135

Notes to financial statements

Delaware Foundation Funds®

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the year ended March 31, 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages, and the “Statements of changes in net assets.”

			Year ended 3/31/16
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Foundation® Growth Allocation Fund	867	3,846	3,733	862	$43,930
Delaware Foundation Moderate Allocation Fund	—	934	932	—	10,152
Delaware Foundation Conservative Allocation Fund	—	7,344	7,352	—	69,331

* During the year ended March 31, 2015, each Fund changed its fiscal year end from September to March.

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Each Fund had no amounts outstanding as of March 31, 2016, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the year ended March 31, 2016, each Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund posted securities, comprised of U.S. treasury obligations with a value of $29,142, $176,265, and $120,916, respectively, as margin for open futures contracts, which is presented on the “Schedules of investments.”

During the year ended March 31, 2016, each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the year ended March 31, 2016, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the year ended March 31, 2016, each Fund entered into purchased option contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions. There were no transactions in options written during the year ended March 31, 2016.

Swap Contracts — Each Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may use interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments

(continues)                                                     137

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2016, each Fund used interest rate swap contracts to manage each Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended March 31, 2016, each Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the year ended March 31, 2016, the Funds did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2016, each Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At March 31, 2016, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund posted $41,632, $292,958, and $150,085, respectively, as cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers for centrally cleared swap contracts” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of March 31, 2016 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$2,044	$—	$—	$2,044
Variation margin due from broker on futures contracts*	—	5,812	—	5,812
Variation margin due from broker on centrally cleared interest rate swap contracts	—	1,878	—	1,878
Upfront payments paid on credit default swap contracts	—	—	6,856	6,856
Unrealized appreciation on credit default swap contracts	—	—	182	182
Unrealized appreciation on interest rate swap contracts	—	21,174	—	21,174

Total	$2,044	$28,864	$7,038	$37,946

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$9,962	$—	$—	$—	$9,962
Variation margin due from broker on futures contracts*	—	2,577	1,933	—	4,510
Variation margin due to broker on centrally cleared credit default swap contracts	—	—	—	528	528
Upfront payments received on credit default swap contracts	—	—	—	8,592	8,592
Unrealized depreciation on credit default swap contracts	—	—	—	1,840	1,840

Total	$9,962	$2,577	$1,933	$10,960	$25,432

(continues)                                                     139

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

	Delaware Foundation® Moderate Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$15,641	$—	$—	$15,641
Variation margin due from broker on futures contracts*	—	29,511	—	29,511
Variation margin due from broker on centrally cleared interest rate swap contracts	—	13,364	—	13,364
Upfront payments paid on credit default swap contracts	—	—	52,141	52,141
Unrealized appreciation on credit default swap contracts	—	—	1,388	1,388
Unrealized appreciation on interest rate swap contracts	—	150,572	—	150,572

Total	$15,641	$193,447	$53,529	$262,617

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$58,826	$—	$—	$—	$58,826
Variation margin due from broker on futures contracts*	—	12,886	21,263	—	34,149
Variation margin due to broker on centrally cleared credit default swap contracts	—	—	—	3,654	3,654
Upfront payments received on credit default swap contracts	—	—	—	59,218	59,218
Unrealized depreciation on credit default swap contracts	—	—	—	12,822	12,822

Total	$58,826	$12,886	$21,263	$75,694	$168,669

	Delaware Foundation® Conservative Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$10,904	$—	$—	$10,904
Variation margin due from broker on futures contracts*	—	22,227	—	22,227
Variation margin due from broker on centrally cleared interest rate swap contracts	—	6,821	—	6,821
Upfront payments paid on credit default swap contracts	—	—	26,409	26,409
Unrealized appreciation on credit default swap contracts	—	—	703	703
Unrealized appreciation on interest rate swap contracts	—	76,854	—	76,854

Total	$10,904	$105,902	$27,112	$143,918

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$37,911	$—	$—	$—	$37,911
Variation margin due from broker on futures contracts*	—	18,040	2,900	—	20,940
Variation margin due to broker on centrally cleared credit default swap contracts	—	—	—	1,901	1,901
Upfront payments received on credit default swap contracts	—	—	—	31,208	31,208
Unrealized depreciation on credit default swap contracts	—	—	—	6,532	6,532

Total	$37,911	$18,040	$2,900	$39,641	$98,492

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2016. Only current day variation margin is reported on the “Statements of assets and liabilities.”

(continues)                                                     141

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the year ended March 31, 2016 was as follows:

	Delaware Foundation® Growth Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Forward currency exchange contracts	$5,808	$—	$—	$—	$5,808
Interest rate contracts	—	57,690	(9,291)	—	48,399
Equity contracts	—	(61,551)	—	—	(61,551)
Credit contracts	—	—	—	(7,349)	(7,349)

Total	$5,808	$(3,861)	$(9,291)	$(7,349)	$(14,693)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(12,780)	$—	$—	$(12,780)
Interest rate contracts	—	1,831	22,405	24,236
Equity contracts	—	11,458	—	11,458
Credit contracts	—	—	(1,907)	(1,907)

Total	$(12,780)	$13,289	$20,498	$21,007

	Delaware Foundation Moderate Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Forward currency exchange contracts	$(10,230)	$—	$—	$—	$(10,230)
Interest rate contracts	—	538,847	(70,224)	—	468,623
Equity contracts	—	(211,819)	—	—	(211,819)
Credit contracts	—	—	—	(34,226)	(34,226)

Total	$(10,230)	$327,028	$(70,224)	$(34,226)	$212,348

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(69,957)	$—	$—	$(69,957)
Interest rate contracts	—	(17,029)	159,385	142,356
Equity contracts	—	28,498	—	28,498
Credit contracts	—	—	(13,203)	(13,203)

Total	$(69,957)	$11,469	$146,182	$87,694

	Delaware Foundation® Conservative Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Purchased Options	Swap Contracts	Total
Forward currency exchange contracts	$25,920	$—	$—	$—	$25,920
Interest rate contracts	—	205,377	(36,053)	—	169,324
Equity contracts	—	(100,581)	—	—	(100,581)
Credit contracts	—	—	—	(17,204)	(17,204)

Total	$25,920	$104,796	$(36,053)	$(17,204)	$77,459

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(46,392)	$—	$—	$(46,392)
Interest rate contracts	—	4,075	81,353	85,428
Equity contracts	—	(8,683)	—	(8,683)
Credit contracts	—	—	(6,723)	(6,723)

Total	$(46,392)	$(4,608)	$74,630	$23,630

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the year ended March 31, 2016.

	Delaware Foundation Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	77,505	USD	227,387
Futures contracts (average notional value)		1,357,132		674,041
Options contracts (average notional value)		462		—
CDS contracts (average notional value)*		212,844		—
CDS contracts (average notional value)*	EUR	51,067		—
Interest rate contracts (average notional value)**	USD	73,715		—

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	452,890	USD	1,387,865
Futures contracts (average notional value)		9,470,624		4,073,481
Options contracts (average notional value)		3,249		—
CDS contracts (average notional value)*		1,765,263		—
CDS contracts (average notional value)*	EUR	341,700		—
Interest rate contracts (average notional value)**	USD	529,605		—

(continues)                                                     143

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

	Delaware Foundation® Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	238,511	USD	991,887
Futures contracts (average notional value)		4,952,221		2,938,585
Options contracts (average notional value)		1,706		—
CDS contracts (average notional value)*		811,122		—
CDS contracts (average notional value)*	EUR	188,498		—
Interest rate contracts (average notional value)**	USD	270,395		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

9. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2016, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$1,699	$(2,605)	$(906)
BNP Paribas	85	(4,957)	(4,872)
Bank of New York Mellon	56	(40)	16
Deutsche Bank	—	(89)	(89)
Hong Kong Shanghai Bank	—	(264)	(264)
JPMorgan Chase Bank	182	(1,644)	(1,462)
Toronto Dominion Bank	86	(363)	(277)
Union Bank of Switzerland	118	—	118

Total	$2,226	$(9,962)	$(7,736)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$(906)	$—	$—	$—	$—	$(906)
BNP Paribas	(4,872)	—	—	—	—	(4,872)
Bank of New York Mellon	16	—	—	—	—	16
Deutsche Bank	(89)	—	—	—	—	(89)
Hong Kong Shanghai Bank	(264)	—	—	—	—	(264)
JPMorgan Chase Bank	(1,462)	—	—	—	—	(1,462)
Toronto Dominion Bank	(277)	—	—	—	—	(277)
Union Bank of Switzerland	118	—	—	—	—	118

Total	$(7,736)	$—	$—	$—	$—	$(7,736)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$323,750	$(323,750)	$—	$(323,750)	$—
Bank of Montreal	539,584	(539,584)	—	(539,584)	—
BNP Paribas	651,666	(651,666)	—	(651,666)	—

Total	$1,515,000	$(1,515,000)	$—	$(1,515,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(continues)                                             145

Notes to financial statements

Delaware Foundation Funds®

9. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$12,979	$(29,182)	$(16,203)
BNP Paribas	468	(15,394)	(14,926)
Bank of New York Mellon	162	(109)	53
Deutsche Bank	—	(536)	(536)
Hong Kong Shanghai Bank	—	(1,480)	(1,480)
JPMorgan Chase Bank	1,388	(9,944)	(8,556)
Toronto Dominion Bank	517	(2,182)	(1,665)
Union Bank of Switzerland	1,515	—	1,515
Total	$17,029	$(58,827)	$(41,798)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$(16,203)	$—	$—	$—	$—	$(16,203)
BNP Paribas	(14,926)	—	—	—	—	(14,926)
Bank of New York Mellon	53	—	—	—	—	53
Deutsche Bank	(536)	—	—	—	—	(536)
Hong Kong Shanghai Bank	(1,480)	—	—	—	—	(1,480)
JPMorgan Chase Bank	(8,556)	—	—	—	—	(8,556)
Toronto Dominion Bank	(1,665)	—	—	—	—	(1,665)
Union Bank of Switzerland	1,515	—	—	—	—	1,515

Total	$(41,798)	$—	$—	$—	$—	$(41,798)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$1,719,402	$(1,719,402)	$—	$(1,719,402)	$—
Bank of Montreal	2,865,670	(2,865,670)	—	(2,865,670)	—
BNP Paribas	3,460,928	(3,460,928)	—	(3,460,928)	—

Total	$8,046,000	$(8,046,000)	$—	$(8,046,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$9,543	$(17,843)	$ (8,300)
BNP Paribas	256	(6,447)	(6,191)
Bank of New York Mellon	35	(24)	11
Deutsche Bank	—	(268)	(268)
Hong Kong Shanghai Bank	—	(2,674)	(2,674)
JPMorgan Chase Bank	703	(9,532)	(8,829)
Toronto Dominion Bank	259	(1,123)	(864)
Union Bank of Switzerland	811	—	811
Total	$11,607	$(37,911)	$(26,304)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$(8,300)	$—	$—	$—	$—	$(8,300)
BNP Paribas	(6,191)	—	—	—	—	(6,191)
Bank of New York Mellon	11	—	—	—	—	11
Deutsche Bank	(268)	—	—	—	—	(268)
Hong Kong Shanghai Bank	(2,674)	—	—	—	—	(2,674)
JPMorgan Chase Bank	(8,829)	—	—	—	—	(8,829)
Toronto Dominion Bank	(864)	—	—	—	—	(864)
Union Bank of Switzerland	811	—	—	—	—	811

Total	$(26,304)	$—	$—	$—	$—	$(26,304)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$845,597	$(845,597)	$—	$(845,597)	$—
Bank of Montreal	1,409,329	(1,409,329)	—	(1,409,329)	—
BNP Paribas	1,702,074	(1,702,074)	—	(1,702,074)	—

Total	$3,957,000	$(3,957,000)	$—	$(3,957,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(continues)                                             147

Notes to financial statements

Delaware Foundation Funds®

10. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the year ended March 31, 2016, each Fund had no securities out on loan.

11. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of March 31, 2016, Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

                                             149

Notes to financial statements

Delaware Foundation Funds®

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, on the Funds’ financial statement disclosures.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in each Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Foundation Funds and the Shareholders of Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (constituting Delaware Group Foundation Funds, hereafter collectively referred to as the “Funds”) at March 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2016

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2016, each Fund reports distributions paid during the year as follows:

	(A) Long-Term Capital Gain Distributions (Tax Basis)	(B) Ordinary Income Distributions* (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Delaware Foundation® Growth Allocation Fund	84.37%	15.63%	100.00%	57.49%
Delaware Foundation Moderate Allocation Fund	71.67%	28.33%	100.00%	31.94%
Delaware Foundation Conservative Allocation Fund	67.14%	32.86%	100.00%	20.87%

(A) and (B) are based on a percentage of each Fund’s total distributions.

(C) is based on a percentage of each Fund’s ordinary income distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended March 31, 2016, certain dividends paid by each Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by each Fund from ordinary income reported as dividend income is listed below. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

Maximum percentage to be taxed at a maximum rate of 20%
Delaware Foundation Growth Allocation Fund	99.16%
Delaware Foundation Moderate Allocation Fund	66.21%
Delaware Foundation Conservative Allocation Fund	43.47%

For the fiscal year ended March 31, 2016, certain interest income paid by each Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2016, the Funds have reported maximum distributions of Qualified Interest Income and Short-Term Capital Gains as follows:

	Qualified Interest Income	Short-Term Capital Gains
Delaware Foundation Growth Allocation Fund	$ —	$ —
Delaware Foundation Moderate Allocation Fund	2,756,945	1,186,340
Delaware Foundation Conservative Allocation Fund	1,248,512	574,487

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Interested Trustee
Shawn K. Lytle[1,3] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015	Shawn K. Lytle has served as President of Delaware Investments[2] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	64	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015	Private Investor (March 2004–Present)	64	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	Chief Executive Officer Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	64	None
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	64	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004-2014)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010)	64	Director, Audit Committee, and Governance Committee Member — Community Health Systems Director — Drexel Morgan & Co.

(continues)                                                     153

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees (continued)
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Private Investor (2004–Present)	64	None
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	Chief Executive Officer — Banco Itaú International (April 2012–Present) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)	64	Trust Manager and Audit Committee Member — Camden Property Trust
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	Vice Chairman (2010–April 2013) Chief Administrative Officer (2008–2010) and Executive Vice President and Chief Administrative Officer (2007–2009) — PNC Financial Services Group	64	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC Bank
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003– January 2006), and Vice President and Treasurer (July 1995–January 2003) 3M Corporation	64	Director, Audit and Compliance Committee Chair, Investment Committee Member and Governance Committee Member Okabena Company Chair — 3M Investment Management Company (2005–2012)

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served as Senior Vice President of the Fund(s) and the investment advisor since 2013, General Counsel of the Fund(s) and the investment advisor since 2015, and Secretary of the Fund(s) and the investment advisor since 2005.	64	None[3]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served as Vice President and Treasurer of the Fund(s) since 2007 and Vice President and Director of Financial Administration of the investment advisor since 2010.	64	None[3]
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served as Senior Vice President and Chief Financial Officer of the Fund(s) and the investment advisor since 2006.	64	None[3]

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3]

Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                             155

About the organization

This annual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Service Company, Inc.

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial institutions representatives only

800 362-7500

Website

delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/literature; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Group Foundation Funds (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $135,225 for the fiscal year ended March 31, 2016.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $99,684 for the fiscal year ended March 31, 2015. 2

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.
2 On May 21, 2014, the registrant’s Board of Trustees/Directors approved a proposal to change the Fund’s fiscal year end from September 30 to March 31. This change was effective for the period ending March 31, 2015.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,674 for the fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,036,000 and $7,530,526 for the registrant’s fiscal years ended March 31, 2016 and March 31, 2015, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 3, 2016